Registration No. 333-01949
                                                         811-07569

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549

                                  FORM S-6

                        POST-EFFECTIVE AMENDMENT NO. 7
               TO REGISTRATION UNDER THE SECURITIES ACT OF 1933
                   OF SECURITIES OF UNIT INVESTMENT TRUSTS
                          REGISTERED ON FORM N-8B-2


                 VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE
                            LIFE SEPARATE ACCOUNT
                            (Exact name of trust)

                     VALLEY FORGE LIFE INSURANCE COMPANY
                             (Name of depositor)

                             CNA Plaza, 43 South
                           Chicago, Illinois  60685
        (Complete address of depositor's principal executive offices)

                             Jonathan D. Kantor
                        Senior Vice President, General
                            Counsel and Secretary
                      Valley Forge Life Insurance Company
                               CNA Plaza, 43 South
                           Chicago, Illinois  60685
              (Name and complete address of agent for services)


It is proposed that this filing will become effective (check appropriate box):

/ / Immediately upon filing pursuant of paragraph (b).


/X/ On May 1, 2000 pursuant to paragraph (b).


/ / 60 days after filing pursuant to paragraph (a)(1).


/ / On (date) pursuant to paragraph (a)(1) of Rule 485.


PURSUANT TO RULE 24f-2 of the Investment Company Act of 1940, the Registrant has elected to register an indefinite amount of the securities being offered. Pursuant to rule 24f-(b)(2), the Registrant did not file a Rule 24f-2 notice because it did not sell any securities pursuant to such declaration during the most recent fiscal year.

Securities Being Offered:  Individual Flexible Premium Variable Life Insurance
                                  Policies.



                  VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE

                             LIFE SEPARATE ACCOUNT

                      VALLEY FORGE LIFE INSURANCE COMPANY

                Cross Reference to Items Required by Form N-8B-2

N-8B-2 ITEM     CAPTION IN PROSPECTUS
- -----------     ---------------------

1               Cover Page
2               Cover Page
3               Not Applicable
4               Sale of the Policies
5               The Variable Account
6               The Variable Account
7               Not Applicable
8               Not Applicable
9               Legal Matters
10              Summary and Diagram of the Policy; The Policy;
                Withdrawal Privilege; Surrender Privilege; Transfers
                of Policy Values; Premium Payments; Net Premium
                Allocations; Voting Privileges; Modification of the
                Policy
11              The Funds
12              The Funds
13              Charges and Deductions
14              Purchasing a Policy
15              Premium Payments; Net Premium Allocations
16              Net Premium Allocations; Variable Policy Value;
                The Funds
17              Withdrawal Privileged; Surrender Privilege
18              The Variable Account
19              Reports to Owners
20              Other Policy Benefits and Provisions
21              Policy Loans
22              Not Applicable
23              Not Applicable
24              Not Applicable
25              VFL; Other Information About the Policies and
                VFL
26              Charges and Deductions
27              VFL; Other Information About the Policies and
                VFL
28              VFL Directors and Executive Officers
29              VFL
30              Not Applicable
31              Not Applicable
32              Not Applicable
33              Not Applicable
34              Not Applicable
35              The Variable Account
36                         Not Applicable
37                         Not Applicable
38                         Sale of the Policies
39                         Sale of the Policies
40                         Sale of the Policies
41                         Sale of the Policies
42                         Not Applicable
43                         Not Applicable
44                         Variable Policy Value
45                         Not Applicable
46                         Variable Policy Value
47                         The Variable Account; The Funds
48                         VFL
49                         Not Applicable
50                         Not Applicable
51                         The Policy; Other Policy Benefits and Provisions
52                         The Variable Account
53                         Tax Considerations
54                         Not Applicable
55                         Illustrations of Policy Values, Surrender Values,
                           Death Benefits and Accumulated Premium Payments
56                         Not Applicable
57                         Not Applicable
58                         Not Applicable
59                         Financial Statements



                    VALLEY FORGE LIFE INSURANCE COMPANY AND
               VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE LIFE
                                SEPARATE ACCOUNT
                            ------------------------

     This prospectus describes an individual flexible premium variable and fixed life insurance policy offered by Valley Forge Life Insurance Company to you, the Owner. The policy is designed to provide insurance protection on the life of the insured named in the policy, and at the same time provide you with the flexibility to vary the amount and timing of premium payments and, within certain limits, to change the amount of death benefits payable under the Policy. This flexibility permits you to provide for changing insurance needs with a single insurance policy.

     You may, within limits, allocate net premium payments and policy value to one or more subaccounts of the Valley Forge Life Insurance Company Variable Life Separate Account, which is a variable account, or to our VFL general account, which is a fixed account. When we discuss policy values in this prospectus, we are generally referring only to the values allocated to the variable account. The assets of each subaccount of the variable account are invested in a corresponding investment fund.

     The prospectuses for the funds describe the investment objectives and risks of investing in the subaccount corresponding to each investment fund. You bear the entire investment risk for the value of your policy allocated to a subaccount. Consequently, except as to policy value allocated to the fixed account, the policy has no guaranteed minimum policy value.

     It may not be advantageous to replace existing insurance with this policy. Within certain limits, you may return the policy, or convert it to a policy that provides benefits that do not vary with the investment results of the variable account by exercising a special transfer right.

     THIS PROSPECTUS CONTAINS INFORMATION YOU NEED BEFORE YOU PURCHASE A POLICY. IF YOU DECIDE TO BUY THIS POLICY, YOU SHOULD KEEP THIS PROSPECTUS FOR YOUR RECORDS. YOU SHOULD ALSO REVIEW THE PROSPECTUSES FOR EACH OF THE FUNDS, TO HELP YOU DECIDE IN WHICH MUTUAL FUNDS YOU WANT TO INVEST.



     You may also obtain this prospectus from the Securities and Exchange Commission's website (http://www.sec.gov.com).

     Please note, this policy is not:

     -  approved by any government organization;

     -  Federally insured; or

     -  a bank deposit or obligation.
May 1, 2000

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You may choose to invest in the following funds:

- --  Federated High Income Bond Fund II

- --  Federated Prime Money Fund II

- --  Federated Utility Fund II

- --  Asset Manager Portfolio in the Variable Insurance Products Fund II

- --  Contrafund Portfolio in the Variable Insurance Products Fund II

- --  Index 500 Portfolio in the Variable Insurance Products Fund II

- --  Equity-Income Portfolio in the Variable Insurance Products Fund

- --  Alger American Growth Portfolio

- --  Alger American MidCap Growth Portfolio

- --  Alger American Small Capitalization Portfolio

-  -  Alger American Leveraged AllCap Portfolio

- --  MFS Emerging Growth Series

- --  MFS Growth With Income Series

- --  MFS Research Series

- --  MFS Total Return Series

-  -  MFS Limited Maturity Series (shares are no longer available)

- -- First Eagle SoGen Overseas Variable Funds (formerly, SoGen Overseas Variable Funds)

- --  Van Eck Worldwide Emerging Markets Fund

- --  Van Eck Worldwide Hard Assets Funds

-  -  Janus Aspen Capital Appreciation Portfolio

-  -  Janus Aspen Growth Portfolio

-  -  Janus Aspen Balanced Portfolio

-  -  Janus Aspen Flexible Income Portfolio

-  -  Janus Aspen International Growth Portfolio

-  -  Janus Aspen Worldwide Growth Portfolio

-  -  Alliance Premier Growth Portfolio

-  -  Alliance Growth and Income Portfolio

-  -  American Century VP Income & Growth Fund

-  -  American Century VP Value Fund

-  -  Templeton Developing Markets Securities Fund (formerly,
      Templeton Developing Markets Fund)

-  -  Templeton Asset Strategy Fund (formerly, Templeton Asset
      Allocation Fund)

-  -  Lazard Retirement Equity Portfolio

-  -  Lazard Retirement Small Cap Portfolio

-  -  Morgan Stanley International Magnum Portfolio

-  -  Morgan Stanley Emerging Markets Equity Portfolio


                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
SUMMARY AND DIAGRAM OF THE POLICY...........................
FUND EXPENSES...............................................
  Fee Table Annual Fund Expenses............................
GENERAL INFORMATION ABOUT VFL, THE VARIABLE ACCOUNT AND THE
  FUNDS.....................................................
  VFL.......................................................
  The Variable Account......................................
  The Funds.................................................
THE POLICY..................................................
  Purchasing a Policy.......................................
  Cancellation Privilege....................................
  Premium Payments..........................................
  Net Premium Allocations...................................
  Policy Lapse and Reinstatement............................
  Variable Policy Value.....................................
  Fixed Policy Value........................................
  Transfers of Policy Values................................
  Surrender Privilege.......................................
  Withdrawal Privilege......................................
  Policy Loans..............................................
  Maturity Benefits.........................................
  Death Benefit Proceeds....................................
  Settlement Options........................................
  Telephone Transaction Privileges..........................
THE FIXED ACCOUNT...........................................
  The Fixed Account.........................................
  Interest Credited on Fixed Policy Value...................
CHARGES AND DEDUCTIONS......................................
  Sales Charges.............................................
  Premium Tax Charge........................................
  Federal Tax Charge........................................
  Surrender Charge..........................................
  Other Taxes...............................................
  Monthly Deduction.........................................
  Daily Mortality and Expense Risk Charge...................
  Transfer Processing Fee...................................
  Fund Expenses.............................................
OTHER POLICY BENEFITS AND PROVISIONS........................
  Ownership.................................................
  VFL's Right to Contest the Policy.........................
  Suicide Exclusion.........................................
  Misstatement of Age or Sex................................
  Modification of the Policy................................
  Suspension or Delay in Payments...........................
  Reports to Owners.........................................
  Supplemental Benefits and/or Riders.......................

                                        i

                                                              PAGE
                                                              ----
FEDERAL INCOME TAX CONSIDERATIONS...........................
  Introduction..............................................
  Tax Status of the Policies................................
  Tax Treatment of Policy Benefits..........................
  Tax Treatment of Settlement Options.......................
  Special Rules for Pension and
     Profit-Sharing Plans...................................
  Business Uses of the Policy...............................
  Possible Tax Law Changes..................................
  VFL's Taxes...............................................
OTHER INFORMATION ABOUT THE POLICIES AND VFL................
  Sale of the Policies......................................
  Voting Privileges.........................................
  Directors and Executive Officers..........................
  Company Holidays..........................................
  State Regulation..........................................
  Additional Information....................................
  Experts...................................................
  Legal Matters.............................................
GLOSSARY....................................................
FINANCIAL STATEMENTS........................................
ILLUSTRATIONS OF POLICY VALUES, SURRENDER VALUES, DEATH
  BENEFITS AND ACCUMULATED PREMIUM PAYMENTS
Appendix....................................................

                            ------------------------

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF THE FUNDS, OR THE STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS.

                       SUMMARY AND DIAGRAM OF THE POLICY

     You should read the following summary of prospectus information and diagram of the policy together with the detailed information appearing elsewhere in this prospectus. Unless otherwise indicated, the description of the policy in this prospectus assumes that the insured is alive, the policy is in force and there are no outstanding loans under the policy.

     OVERVIEW OF THE POLICY. The policy is similar in many ways to a fixed-benefit life insurance policy. As with a fixed-benefit life insurance policy, you (the "Owner") make premium payments in return for insurance coverage on the person insured. Also, as in many fixed-benefit life insurance policies, this policy provides for (1) the accumulation of net premiums; and (2) a surrender value, which we pay to you if you surrender the policy during the insured's lifetime. Finally, as with many fixed-benefit life insurance policies, your surrender value during the early years of the policy is likely to be substantially lower than the total amount of premium payments you made.

     However, this policy differs from a fixed-benefit life insurance policy in several important respects. First, unlike a fixed-benefit life insurance policy, under this policy, we may increase or decrease the death benefit, and increase or decrease the policy value to reflect the investment performance of any subaccounts to which you allocate your policy value. Also, unless you allocate the entire policy value to the fixed account, we do not guarantee a minimum surrender value. If the policy value is insufficient to pay charges due, then, after a grace period, the policy will lapse without value. However, we guarantee that the policy will remain in force during the first five years as long as you meet certain requirements related to the minimum monthly premium payments. If your policy lapses while loans are outstanding, you may become subject to income tax and a 10% penalty tax.

     PURPOSE OF THE POLICY. We designed this policy to provide you with lifetime insurance benefits and long-term investment benefits. You should evaluate the policy in conjunction with other insurance coverage that you may have, as well as your need for insurance, and the policy's long-term investment potential. It may not be advantageous for you to replace your existing insurance coverage with this policy. In particular, you should carefully consider replacement if you are basing your decision to replace your existing coverage solely on a comparison of policy illustrations.

     POLICY BENEFITS. You may choose from two death benefit options under this policy:

     (1) a level death benefit; or

     (2) a death benefit that may increase or decrease.

     We guarantee that the death benefit proceeds will never be less than a specified amount (less any outstanding Loan Amount and past due charges) as long as you make sufficient premiums payments to keep the policy in force. The policy provides for a surrender value that you may obtain by surrendering the policy. The policy also permits you to take out loans and to withdraw amounts, within limits.

     ILLUSTRATIONS. We based the illustrations used in this prospectus in connection with the purchase of a policy on hypothetical rates of return. We do not guarantee these rates of return. They are illustrative only and you should not consider them to be a representation of past or future performance. Actual rates of return may be higher or lower than those reflected in policy illustrations, and therefore, your actual policy values will be different from those illustrated.

     TAX CONSIDERATIONS. We intend for the policy to satisfy the definition of a life insurance contract under federal tax law. However, a policy may be a "modified endowment contract" under federal tax law depending upon the amount of premium payments you make in relation to the death benefit provided under the policy. We will monitor your policy and will attempt to notify you on a timely basis if your policy is in jeopardy of becoming a modified endowment contract. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a modified endowment contract, see "TAX CONSIDERATIONS, found later in this prospectus."

     CANCELLATION PRIVILEGE AND SPECIAL TRANSFER RIGHT. For a limited time after the policy is issued, you may cancel the policy and receive a refund. In certain states, until the end of this cancellation period, we will allocate your net premium payments to the subaccount investing in the Prime Money Market Fund. At any time within 24 months after the date that coverage begins under the policy, you may transfer the entire policy value held in the variable account to the Fixed Account (1) without payment of any transfer fee; and (2) without the transfer counting as one of the 12 transfers per year that may be made without incurring a transfer fee.

     OWNER INQUIRIES. If you have any questions, you may write or call VFL's Service Center at P.O. Box 305139, Nashville, Tennessee 37230-5139, or 1-800-262-1755.

     DIAGRAMS. We summarized the most important features of the policy, such as charges and deductions, policy value benefits, death benefits, and calculation of policy values in the diagrams on the following pages. We defined the capitalized terms, used in the diagrams, in the Glossary section of this prospectus.


                               CNA Payment Charts



CNA POLICY CHARTS


                                 FUND EXPENSES

     The value of the net assets of each Subaccount includes the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests. See the prospectus for the Funds.

                         FEE TABLE ANNUAL FUND EXPENSES
                  (as a percentage of Fund average net assets)



                                                         Management  12b-1   Other Expenses Total Annual
                                                            Fees     Fees   (after waivers  Expenses (after
                                                         ----------  -----   and/or         waivers and/or
                                                                             reimbursements reimbursements
                                                                             with respect   with respect
                                                                             to certain     to certain
                                                                             Funds)         Funds)
                                                                             -------------  ---------------


Federated Insurance Series (See Note 1)
Federated High Income Bond Fund II                            0.60%            0.19%            0.79%
Federated Prime Money Fund II                                 0.50%            0.23%            0.73%
Federated Utility Fund II                                     0.75%            0.19%            0.94%


The Alger American Fund
Alger American Growth Portfolio                               0.75%            0.04%            0.79%
Alger American Mid-Cap Growth Portfolio                       0.80%            0.05%            0.85%
Alger American Small Capitalization Portfolio                 0.85%            0.05%            0.90%
Alger American Leveraged AllCap Portfolio (See Note 2)        0.85%            0.08%            0.93%

First Eagle SoGen Variable Funds, Inc. (See Note 3)
First Eagle SoGen Overseas Variable Fund                      0.75%            0.75%            1.50%

Van Eck Worldwide Insurance Trust
Van Eck Worldwide Emerging Markets Fund (See Note 4)          1.00%            0.34%            1.34%
Van Eck Worldwide Hard Assets Fund                            1.00%            0.26%            1.26%

Variable Insurance Products Fund (VIP) and Variable
Insurance Products Fund II (VIP II), Initial Class (See Note 5)
Fidelity VIP II Asset Manager Portfolio                       0.53%            0.09%            0.62%
Fidelity VIP II Contrafund                                    0.58%            0.07%            0.65%
Fidelity VIP Equity-Income                                    0.48%            0.08%            0.56%
Fidelity VIP Index 500 Portfolio                              0.24%            0.04%            0.28%

MFS Variable Insurance Trust (See Note 6)
MFS Emerging Growth Series                                    0.75%            0.09%            0.84%
MFS Growth With Income Series                                 0.75%            0.13%            0.88%
MFS Research Series                                           0.75%            0.11%            0.86%
MFS Total Return Series                                       0.75%            0.15%            0.90%
MFS Limited Maturity Series (See Note 7)                      0.55%            0.45%            1.00%

Janus Aspen Series, Institutional Shares (See Note 8)
Janus Aspen Capital Appreciation Portfolio                    0.65%            0.04%            0.69%
Janus Aspen Growth Portfolio                                  0.65%            0.02%            0.67%
Janus Aspen Balanced Portfolio                                0.65%            0.02%            0.67%
Janus Aspen Flexible Income Portfolio                         0.65%            0.07%            0.72%
Janus Aspen International Growth Portfolio                    0.65%            0.11%            0.76%
Janus Aspen Worldwide Growth Portfolio                        0.65%            0.05%            0.70%

Alliance Variable Products Series Fund, Class B Shares
Alliance Premier Growth Portfolio                             1.00%     0.25%  0.04%            1.29%
Alliance Growth and Income Portfolio                          0.63%     0.25%  0.09%            0.97%

American Century Variable Portfolios, Inc. (See Note 9)
American Century VP Income & Growth Fund                      0.70%       -     0.00%            0.70%
American Century VP Value Fund                                1.00%       -     0.00%            1.00%

Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares (See Note 10)
Templeton Developing Markets Securities
  Fund (see Note 11)                                          1.25%    0.25%    0.31%            1.81%
Templeton Asset Strategy Fund (see Note 11)                   0.60%    0.25%    0.18%            1.03%

Lazard Retirement Series (See Note 12)
Lazard Retirement Equity Portfolio                            0.75%    0.25%    0.25%            1.25%
Lazard Retirement Small Cap Portfolio                         0.75%    0.25%    0.25%            1.25%

The Universal Institutional Funds, Inc. (See Note 13)
Morgan Stanley International Magnum Portfolio                 0.29%       -     0.87%            1.16%
Morgan Stanley Emerging Markets Equity Portfolio              0.42%       -     1.37%            1.79%



1. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 1999. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2000. The maximum shareholder services fee is 0.25%.

2. Included in other expenses of the Alger American Leveraged AllCap Portfolio is .01% of interest expense.

3. The annualized ratios of operating expenses to average net assets for the period ended December 31, 1999 would have been 3.32% without the effect of the investment advisory fee waiver and expense reimbursement provided by the advisor.

4. For the year ended December 31, 1999, Van Eck Associates Corporation (Adviser) agreed to waive its management fees and assume all expenses of the Fund except interest, taxes, brokerage commissions and extraordinary expenses exceeding 1.5% of average daily net assets for the period January 1, 1999 to May 12, 1999. For the period May 13, 1999 to December 31, 1999, the Adviser agreed to waive its management fees and assume all expenses of the Fund except interest, taxes, brokerage commissions and extraordinary expenses exceeding 1.30% of average daily net assets. Without such waivers and assumption of expenses, for the year ended December 31, 1999, other expenses were .54% and total annual expenses were 1.54%

5. A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the total operating expenses presented in the table would have been .57% for Equity-Income Portfolio, .63% for Asset Manager Portfolio, and .71% for Contrafund Portfolio. FMR agreed to reimburse a portion of the Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, other expenses and total expenses would have been .24%, .10% and .34%, respectively.

6. Each of these funds has an expense offset arrangement which reduces its custodian fee based upon the amount of cash it maintains with its custodian and dividend disbursing agent, and may enter into such arrangements and directed brokerage arrangements (which would also have the effect of reducing its expenses). Any such fee reductions are not reflected above under "Other Expenses" and therefore are higher than the actual expenses of the series.

7. MFS has contractually agreed, subject to reimbursement, to bear expenses for the Series such the Series other expenses do not exceed 0.45% (after taking into account the expense offset arrangement described above under footnote 6) of the average daily net assets of the Series during the current fiscal year. Absent such reimbursement, for the year ended December 31, 1999, other expenses were 1.93% and total annual expenses were 2.48%.

8. Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for the Growth, Capital Appreciation, International Growth, Worldwide Growth, and Balanced Portfolios. All expenses are shown without the effect of expense offset arrangements.

9. The funds of American Century Variable Portfolios, Inc. have a stepped fee schedule. As a result, the funds' management fees generally decrease as the funds' assets increase.

10. The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

11. On 2/8/00, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust ("VIP"). VIP shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Templeton Developing Markets Securities Fund - Management Fees 1.25%, 12b-1 fees 0.25%, Other Expenses 0.29%, and Total Annual Expenses 1.79%; Templeton Asset Strategy Fund - Management Fees 0.60%, 12b-1 fees 0.25%, Other Expenses 0.14% and Total Annual Expenses 0.99%.

12. Effective May 1, 1999, Lazard Asset Management, the Fund's investment adviser, has agreed to waive its fee and/or reimburse the Portfolios through December 31, 2000 to the extent total annual portfolio expenses exceed 1.25% of the Portfolio's average daily net assets. Absent such an agreement, the other expenses and total annual portfolio expenses for the year ended December 31, 1999 would have been 4.63% and 5.63% for the Lazard Retirement Equity Portfolio and 6.31% and 7.31% for the Lazard Retirement Small Cap Portfolio.

13. With respect to the Universal Institutional Funds, Inc. portfolios, the investment adviser has voluntarily waived a portion or all of the management fees and reimbursed other expenses of the portfolios to the extent total operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%, International Magnum Portfolio 1.15%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management Fees" and "Other Expenses" would have been as follows: 1.25% and 1.37%, respectively for the Emerging Markets Equity Portfolio; and 0.80% and 0.87%, respectively for the International Magnum Portfolio.




     Taxes on purchase payments, generally ranging from 0% to 3.5% of purchase payments, may be applicable, depending upon the laws of various jurisdictions.

     The above tables are intended to assist the Owner in understanding the costs and expenses that he or she will bear directly or indirectly. The table reflects the anticipated expenses of the Variable Account and reflect the actual expenses for each Fund for the year ended December 31, 1999. For a more complete description of the various costs and expenses, see "CONTRACT CHARGES AND FEES" and the prospectuses for each Fund.

                         GENERAL INFORMATION ABOUT VFL,
                       THE VARIABLE ACCOUNT AND THE FUNDS

VFL

     VFL is a life insurance company organized under the laws of the Commonwealth of Pennsylvania in 1956 and is authorized to transact business in the District of Columbia, Puerto Rico, Guam and all states except New York. VFL's home office is located at 401 Penn St., Reading, Pennsylvania 19601, and its executive office is located at CNA Plaza, Chicago, Illinois 60685. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"), a life insurance company which, as of December 31, 1999, had consolidated assets of approximately $14 billion. Subject to a coinsurance pooling agreement (a type of reinsurance arrangement) with Assurance, VFL assumes all insurance risks under the Policies, and VFL's assets, which as of December 31, 1999 exceeded $3.5 billion, support the benefits under the Policies. See "Other Information About The Policies And VFL," for more detail regarding VFL.

THE VARIABLE ACCOUNT

     The Variable Account is a separate investment account of VFL established under Pennsylvania law on October 18, 1995. VFL owns the assets of the Variable Account. These assets are held separately from VFL's general account and its other accounts. That portion of the Variable Account's assets that is equal to the reserves and other Policy liabilities of the Variable Account is not chargeable with liabilities arising out of any other business VFL may conduct. If the assets exceed the required reserves and other Policy liabilities, VFL may transfer the excess to VFL's general account. The Variable Account's assets will at all times equal or exceed the sum of the Subaccount Values of all policies funded by the Variable Account.

     The Variable Account is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust and meets the definition of a "separate account" under the federal securities laws. Such registration does not involve any supervision by the SEC of the management of the Variable Account or VFL. The Variable Account also is governed by the laws of Pennsylvania, VFL's state of domicile, and may also be governed by laws of other states in which VFL does business.

     The Variable Account has 35 Subaccounts, each of which invests in shares of a corresponding Fund. Income, gains and losses, realized or unrealized, from assets allocated to a Subaccount are credited to or charged against that Subaccount without regard to other income, gains or losses of VFL.

     Where permitted by applicable law, VFL may make the following changes to the Variable Account:

          1. Any changes required by the 1940 Act or other applicable law or regulation;

          2. Combine separate accounts, including the Variable Account;

          3. Add new subaccounts to or remove existing subaccounts from the Variable Account or combine Subaccounts;

          4. Make Subaccounts (including new subaccounts) available to such classes of Policies as VFL may determine;

          5. Add new Funds or remove existing Funds;

          6. Substitute new Funds for any existing Fund if shares of the Fund are no longer available for investment or if VFL determines that investment in a Fund is no longer appropriate in light of the purposes of the Variable Account;

          7. Deregister the Variable Account under the 1940 Act if such registration is no longer required; and

          8. Operate the Variable Account as a management investment company under the 1940 Act or as any other form permitted by law.

No such changes will be made without any necessary approval of the SEC and applicable state insurance departments. You will be notified of any changes.

THE FUNDS

     Each Subaccount invests in a corresponding Fund. Each of the Funds is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by a registered investment adviser. The Funds as well as a brief description of their investment objectives are provided below.

     Certain Funds may have investment objectives and policies similar to other funds that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than those of such other funds. We do not guarantee or make any representation that the investment results of the Funds will be comparable to any other Fund, even those with the same investment adviser or manager.


     A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.
A Fund may not experience similar performance as its assets grow.

FEDERATED INSURANCE SERIES


     The Federated High Income Bond Fund II, Federated Prime Money Fund II and Federated Utility Fund II Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of Federated Insurance Series ("IS"). IS issues 12 "series" or classes of shares, each of which represents an interest in a Fund of IS. Three of these series of shares are available as investment options under the Contracts. The investment objectives of these Funds are set forth below.

          FEDERATED HIGH INCOME BOND FUND II. This Fund invests primarily in lower-rated fixed-income securities that seek to achieve high current income.

          FEDERATED PRIME MONEY FUND II. This Fund invests in money market instruments maturing in thirteen months or less to achieve current income consistent with stability of principal and liquidity.

          FEDERATED UTILITY FUND II. This Fund invests in equity and debt securities of utility companies to achieve high current income and moderate capital appreciation.

     IS is advised by Federated Investment Management Company.

VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II

     The Equity-Income Subaccount invests in shares of a corresponding Fund (i.e., investment portfolios) of Variable Insurance Products Fund ("VIP Fund"). VIP Fund issues five "series" or classes of shares, each of which represents an interest in a Fund of VIP Fund. One of these series of shares is available as an investment option under the Contracts. Asset Manager, Contrafund, and Index 500 Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of Variable Insurance Products Fund II ("VIP Fund II"). VIP Fund II issues five "series" or classes of shares, each of which represents an interest in a Fund of VIP Fund II. Three of these series of shares are available as investment options under the Policies. The investment objectives of these Funds are set forth below.

          ASSET MANAGER PORTFOLIO. This Fund seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

          CONTRAFUND PORTFOLIO. This Fund seeks capital appreciation over the long-term by investing in companies that are undervalued or out-of-favor.

          EQUITY-INCOME PORTFOLIO. This Fund seeks current income by investing primarily in income producing equity securities. In choosing these securities, the Fund also considers the potential for capital appreciation.

          INDEX 500 PORTFOLIO. This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Index of 500 Common Stocks.

     VIP Fund and VIP Fund II are each advised by Fidelity Management & Research Company.

THE ALGER AMERICAN FUND

     Alger American Growth, Alger American MidCap Growth, Alger American
Small Capitalization and Alger American Leveraged AllCap Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of The Alger American Fund ("AAF"). AAF issues six "series" or classes of shares, each of which represents an interest in a Fund of AAF. Four of these series of shares are available as investment options under the Policies. The investment objectives of these Funds are set forth below.

          ALGER AMERICAN GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests primarily in equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

          ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO. This Fund seeks long-term capital appreciation by investing primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P Small Cap 600 Index.

          ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO. This Fund seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

     AAF is advised by Fred Alger Management, Inc.

MFS VARIABLE INSURANCE TRUST

     The MFS Emerging Growth, MFS Growth with Income, MFS Limited Maturity, MFS Research and MFS Total Return Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of MFS Variable Insurance Trust ("MFSVIT"). MFSVIT issues 16 "series" or classes of shares, each of which represents an interest in a Fund of MFSVIT. Five of these series of shares are available as investment options under the Policies. The investment objectives of these Funds are set forth below.

          MFS EMERGING GROWTH SERIES. This Fund seeks to obtain long-term growth of capital by investing primarily in common stocks of companies that are early in their life cycle but which have the potential to become major enterprises.

          MFS GROWTH WITH INCOME SERIES. This Fund seeks to provide reasonable current income and long-term growth of capital and income.

          MFS RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income.

          MFS TOTAL RETURN SERIES. This Fund seeks primarily to provide above-average income consistent with prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

          MFS LIMITED MATURITY SERIES. This Fund seeks as high a level of current income as is believed to be consistent with prudent investment risk. Its secondary objective is to protect shareholders' capital. Shares of this Fund are no longer available.

     MFSVIT is advised by Massachusetts Financial Services Company.

FIRST EAGLE SOGEN VARIABLE FUNDS, INC. (formerly, SoGen Variable Funds, Inc.)

     The First Eagle SoGen Overseas Variable subaccount invests in shares of a corresponding Fund (i.e., investment portfolio) of First Eagle SoGen Variable Funds, Inc. ("FESG"). FESG issues one "series" or class of shares, which represents an interest in a Fund of FESG. This series of shares is available as an investment option under the Policies. The investment objective of this Fund is set forth below.

          FIRST EAGLE SOGEN OVERSEAS VARIABLE FUND (formerly, SoGen Overseas Variable Fund). This Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies.

     FESG is advised by Arnhold and S. Bleichroeder Advisers, Inc. (prior to December 31, 1999, Societe Generale Asset Management Corp. was the adviser).

VAN ECK WORLDWIDE INSURANCE TRUST

     The Worldwide Emerging Markets and Worldwide Hard Assets Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of Van Eck Worldwide Insurance Trust ("VEWIT"). VEWIT issues five "series" or classes of shares, each of which represents an interest in a Fund of VEWIT. Two of these series of shares are available as investment options under the Policies. The investment objectives of these Funds are set forth below.

          WORLDWIDE EMERGING MARKETS FUND. This Fund seeks capital appreciation by investing primarily in equity securities in emerging markets around the world.

          WORLDWIDE HARD ASSETS FUND. This Fund seeks long-term capital appreciation by investing globally, primarily in securities of companies engaged directly or indirectly in the exploration, development, production and distribution of one or more of the following sectors: precious metals, ferrous and non-ferrous metals, oil and gas, forest products, real estate and other basic non-agricultural commodities.

     VEWIT is advised by Van Eck Associates Corporation.

     JANUS ASPEN SERIES, Institutional Shares

     The Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Balanced, Janus Aspen Flexible Income, Janus Aspen International Growth and Janus Aspen Worldwide Growth Subaccounts each invest in shares of corresponding Funds (i.e., "investment portfolios") of Janus Aspen Series ("JAS"). JAS issues multiple portfolios, each of which offers two or more classes of shares. Six of these portfolios are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

          JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO. This Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential.

          JANUS ASPEN GROWTH PORTFOLIO. This Fund seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks selected for their growth potential.

          JANUS ASPEN BALANCED PORTFOLIO. This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

          JANUS ASPEN FLEXIBLE INCOME PORTFOLIO. This Fund seeks to obtain maximum total return, consistent with preservation of capital by investing primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock.

          JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO. This Fund seeks long-term growth of capital by normally investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States.

          JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO. This Fund seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world.
     JAS is advised by Janus Capital Corporation.

     ALLIANCE VARIABLE PRODUCTS SERIES FUND

     The Alliance Premier Growth and Alliance Growth and Income Subaccounts each invest in shares of a corresponding Fund of Alliance Variable Products Series Fund ("AVP"). AVP has multiple Funds. Two of these Funds are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

          ALLIANCE PREMIER GROWTH PORTFOLIO. This Fund seeks long term growth of capital by pursuing aggressive investment policies.

          ALLIANCE GROWTH AND INCOME PORTFOLIO. This Fund seeks appreciation through investments primarily in dividend paying common stocks.

     AVP is advised by Alliance Capital Management L.P.

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     The American Century VP Income & Growth and American Century VP
Value Subaccounts each invest in shares of Funds of American Century
Variable Portfolios, Inc. ("ACVP").  ACVP consists of multiple Funds.
Two of the Funds are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

          AMERICAN CENTURY VP INCOME & GROWTH FUND. This Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

          AMERICAN CENTURY VP VALUE FUND. This Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

     ACVP is advised by American Century Investment Management, Inc.

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

     The Templeton Developing Markets Securities and the Templeton Asset Strategy Subaccounts each invest in Class 2 shares of Funds of Franklin Templeton Variable Insurance Products Trust ("FTVIPT"). Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust. FTVIPT consists of multiple Funds. Two of the Funds are available as investment options under the Contract. The investment objectives of the Funds are set forth below.

          TEMPLETON DEVELOPING MARKETS SECURITIES FUND (formerly, Templeton Developing Markets Fund). This Fund seeks long-term capital appreciation. The Fund invests, under normal market conditions, at least 65% of its total assets in emerging markets equity securities.

          TEMPLETON ASSET STRATEGY FUND (formerly, Templeton Asset Allocation Fund). This Fund seeks high total return. The Fund invests in equity securities of companies in any nation, debt securities of companies and governments of any nation, and in money market instruments.

     The Templeton Developing Markets Securities Fund is advised by Templeton Asset Management Inc. and the Templeton Asset Strategy Fund is advised by Templeton Investment Counsel, Inc.

     LAZARD RETIREMENT SERIES

     The Lazard Retirement Equity and Lazard Retirement Small Cap
Subaccounts each invest in shares of a corresponding Fund of Lazard Retirement Series ("LRS"). LRS is comprised of multiple Funds, two of which are available as investment options under the Contract. The investment objectives of the Funds are set forth below.

          LAZARD RETIREMENT EQUITY PORTFOLIO. This Fund seeks long-term capital appreciation.

          LAZARD RETIREMENT SMALL CAP PORTFOLIO. This Fund seeks long-term capital appreciation.

     LRS is advised by Lazard Asset Management

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (formerly, Morgan Stanley Dean Witter Universal Funds, Inc.)

     The Morgan Stanley International Magnum and the Morgan Stanley Emerging Markets Equity Subaccounts each invest in a corresponding Fund of The Universal Institutional Funds, Inc. ("Universal Funds"). Universal Funds consists of multiple Funds, two of which are available as investment options under the Contract. The investment objectives of the Funds are set forth below.

        MORGAN STANLEY INTERNATIONAL MAGNUM PORTFOLIO. This Fund seeks long term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

        MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO. This Fund seeks long term capital appreciation by investing primarily in equity securities of issuers in emerging market countries.

     Universal Funds is advised by Morgan Stanley Asset Management, Inc.



No one can assure that any fund will achieve its stated objectives and policies.

     More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectus for each Fund that accompanies this prospectus and the current Statement of Additional Information for the Funds. The Funds' prospectus should be read carefully before any decision is made concerning the allocation of premium payments or transfers among the Subaccounts.

     Not all of the Funds described in the prospectuses for the Funds are available with the Contract. Moreover, VFL cannot guarantee that each Fund will always be available for its variable annuity contracts, but in the event that a Fund is not available, VFL will take reasonable steps to secure the availability of a comparable fund. Shares of each Fund are purchased and redeemed at net asset value, without a sales charge.

     VFL has entered into agreements with the investment advisers of several of the Funds pursuant to which each such investment adviser will pay VFL a servicing fee based upon an annual percentage of the average aggregate net assets invested by VFL on behalf of the Variable Account. These agreements reflect administrative services provided to the Funds by VFL. Payments of such amounts by an adviser will not increase the fees paid by the Funds or their shareholders.

     Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with VFL or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, whose Policy Values are allocated to the Variable Account, and of owners of other policies whose policy values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the Funds may also be sold to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other policies (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, VFL will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.


                                   THE POLICY

PURCHASING A POLICY

     To purchase a Policy, a prospective Owner must submit a completed application and the Minimum Initial Premium Payment through a licensed agent of VFL who is also a registered representative of broker-dealer having a selling agreement with CNA Investor Services, Inc. ("CNA/ISI"), the principal underwriter of the Policies. VFL requires satisfactory evidence of the Insured's insurability, which may include a medical examination of the Insured. Generally, VFL issues Policies covering Insureds up to age 75 if evidence of insurability satisfies VFL's underwriting criteria. Acceptance of an application is subject to VFL's underwriting criteria, and VFL reserves the right to reject an application for any reason.

     Insurance coverage under a Policy begins on the later of the Policy Effective Date or the date that VFL receives the Minimum Initial Premium Payment. Generally VFL establishes the Policy Effective Date (shown on the Policy) after it completes the underwriting process and accepts the application. Where the Minimum Initial Premium Payment is received by VFL after the Policy Effective Date, coverage under the Policy is conditioned upon the Insured's state of health being the same as that described in the application.

     With VFL's prior approval, in order to obtain a lower Issue Age, an Owner may "backdate" a Policy by electing a Policy Effective Date up to six months prior to the date of the original application. A lower Issue Age for the Insured generally results in slightly more favorable cost of insurance rates. Charges for the monthly deduction for the backdated period are deducted as of the Policy Effective Date.

     Insurance coverage under the Policy terminates upon the first to occur of the following events: (1) the Insured dies, (2) the Owner surrenders the Policy,
(3) the Policy reaches the Maturity Date, or (4) the Policy Lapses.

CANCELLATION PRIVILEGE


     An Owner may cancel a Policy for a refund during the Cancellation Period by returning it to the Service Center or to the sales representative who sold it along with a Written Notice requesting cancellation. The Cancellation Period is determined by the law of the state in which the Owner resides or in which the application is signed and is shown on the Policy. In most states it expires at the latest of (1) 10 days after the Owner first receives the Policy, (2) 45 days after the Owner signs the application, or (3) 10 days after VFL mails or delivers a notice of the Owner's withdrawal rights. Return of the Policy by mail is effective upon receipt at the Service Center. When cancelled, the Policy is treated as if it had never been issued. Within seven calendar days after receiving the returned Policy, VFL will refund an amount equal to the sum of (1) the difference between premium payments made (including any fees and charges deducted) and the amounts allocated to the Fixed Account and to the Subaccounts,
(2) Fixed Policy Value determined as of the date the returned Policy is received, and (3) Variable Policy Value determined as of the date the returned Policy is received. This amount may be more or less than the aggregate premium payments made under the Policy. In states where required, VFL will instead refund premium payments.


PREMIUM PAYMENTS

     MINIMUM INITIAL PREMIUM PAYMENT. The Minimum Initial Premium Payment required depends on a number of factors, including the sex, Issue Age, and risk class of the proposed Insured, the initial Specified Amount requested by the applicant, any supplemental benefits and/or riders requested by the applicant, and the Planned Periodic Premium Payments that the applicant selects. Owners should consult their sales representative for information about the Minimum Initial Premium Payment required for the coverage that they seek.


     PLANNED PERIODIC PREMIUM PAYMENTS. Owners may establish a schedule of monthly (bank draft or pre-authorized payment only), quarterly, semi-annual or annual Planned Periodic Premium Payments. Subject to VFL's approval, Owners may change the amount or frequency of Planned Periodic Premium Payments by Written Notice. VFL will send Owners reminder notices for Planned Periodic Premium Payments. VFL also may arrange with Owners to have Planned Periodic Premium Payments made under a pre-authorized payment arrangement. Owners are not required to pay Planned Periodic Premium Payments.


     UNPLANNED PREMIUM PAYMENTS. Subject to the limitations described below, Owners generally may make additional premium payments at any time before the Maturity Date while the Insured is alive and the Policy is in force. Unless the Owner specifies otherwise in the application or by subsequent Written Notice, VFL considers all unplanned premium payments first as repayments of any outstanding Loan Amounts under the Policy.

     PREMIUM PAYMENT LIMITATIONS. Unless otherwise approved by VFL, all premium payments must be made payable to "Valley Forge Life Insurance Company" at the Service Center. No premium payments are accepted after a Policy's Maturity Date.

     Premium payments must be at least $50 (unless paid pursuant to a pre-authorized payment arrangement) and must be remitted to the Service Center. VFL reserves the right to reject any premium payment in the event that it determines that acceptance of such payment would cause a Policy to fail to qualify as a life insurance contract under the Code or applicable regulations or rulings thereunder. VFL will promptly return any premium payment that it rejects for this reason. VFL will monitor Policies and will attempt to notify the Owner on a timely basis if his or her Policy is in jeopardy of becoming a modified endowment contract under the Code. (See "Tax Considerations.")

     PREMIUM PAYMENTS UPON INCREASE IN SPECIFIED AMOUNT. Depending on the Policy Value at the time of an increase in the Specified Amount and the amount of the increase requested, an additional premium payment may be necessary or a change in the amount of Planned Periodic Premium Payments may be advisable. (See "Death Benefit Proceeds.")


     REJECTION OF PREMIUM PAYMENTS FOR TAX PURPOSES. VFL reserves the right to reject any premium payment in the event that it determines that acceptance of such payment would cause a Policy to fail to qualify as a life insurance contract under the Code or applicable regulations or rulings thereunder. VFL will promptly return any premium payment that it rejects for this reason.

NET PREMIUM ALLOCATIONS

     Net Premium Payments are allocated among and between the Subaccounts and the Fixed Account as of the date that they are received at the Service Center according to the Owner's allocation instructions in the application or in a subsequent Written Notice. Allocation instructions must be in whole percentages and the minimum amount that VFL can allocate to any Subaccount or the Fixed Account is 1% of any Net Premium Payment. VFL reserves the right to establish additional limitations on premium payment allocations.

     For Policies issued in states where, upon cancellation during the Cancellation Period, VFL refunds premium payments, VFL allocates Net Premium Payments it receives during the Cancellation Period (including that related to the Minimum Initial Premium Payment) that are to be allocated to any Subaccount, to the Money Market Subaccount for a period equal to the number of days in the Cancellation Period. At the end of this period, the Money Market Subaccount Value will be reallocated to each other Subaccount selected by the Owner based on the proportion that the Owner's allocation percentage bears to the Variable Policy Value.

POLICY LAPSE AND REINSTATEMENT

     LAPSE. Unlike a conventional life insurance policy, failure to make Planned Periodic Premium Payments does not necessarily cause a Policy to Lapse. Conversely, making all Planned Periodic Premium Payments does not necessarily prevent a Policy from Lapsing. Rather, except when the Lapse Prevention Guarantee is in effect, whether a Policy Lapses depends on whether its Surrender Value is sufficient to cover the monthly deduction on each Monthly Anniversary Day. Surrender Value could become insufficient to cover the monthly deduction if investment experience has been sufficiently unfavorable that it has resulted in a decrease in Policy Value or the Policy Value has decreased because the Owner did not make sufficient Net Premium Payments to offset prior monthly deductions.

     If the Surrender Value on a Monthly Anniversary Day is insufficient to cover the monthly deduction due on that Day, VFL will mail to the Owner and to any assignee of record at their last known address(es), a notice stating that the Policy will only remain in force for 61 days from the date that the notice was mailed. This 61 day period is called the Grace Period. If the Owner does not make sufficient premium payments to cover the monthly deduction(s) through the end of the Grace Period by the end of the Grace Period, then the Policy will terminate without value and all coverage under the Policy will terminate. The notice mailed to the Owner and to any assignee of record will indicate how much in additional premium payments the Owner must make before the end of the Grace Period to keep the Policy in force. Coverage under the Policy continues during the Grace Period and VFL will deduct unpaid monthly deductions when computing Death Benefit Proceeds if the Insured dies during the Grace Period.

     REINSTATEMENT. If the Policy Lapses, the Owner may reinstate it at any time within five years of Lapse but before the Maturity Date. A Policy that has been surrendered cannot be reinstated. To reinstate a Policy, the Owner must submit to the Service Center:

          1. evidence of insurability satisfactory to VFL;

          2. premium payments in an amount sufficient to result (along with any loan repayments) in a positive Surrender Value; and

          3. premium payments in an amount sufficient that the resulting Net Premium Payments equal or exceed the amount of the next two monthly deductions.

     Upon reinstatement of the Policy, VFL will reinstate any remaining Loan Amount. The Policy Value of a reinstated Policy is the amount provided by the Net Premium Payments submitted with the application for reinstatement. The effective date of a reinstated Policy is the Monthly Anniversary Date that falls on or next follows the later of the date that the application for reinstatement is approved or the above-listed items are received at the Service Center.


     LAPSE PREVENTION GUARANTEE. VFL guarantees that a Policy will not Lapse for a period of up to the first five Policy Years, regardless of the Surrender Value, if, throughout that period, (a) exceeds (b) where:

          (a) is the aggregate premium payments made less the amount of any withdrawals (including applicable surrender charges) less any Loan Amount, and

          (b) is the Minimum Monthly Premium Payment multiplied by the number of complete months since the Policy Effective Date, including the current month.

     If the Policy's Specified Amount is increased while the Lapse Prevention Guarantee is in effect, VFL will recalculate the Minimum Monthly Premium Payment, which will generally increase following an increase in Specified Amount. VFL will notify Owners of any increase in the Minimum Monthly Premium Payment and will amend the Policy to reflect the change.

VARIABLE POLICY VALUE

     The Variable Policy Value is the sum of all Subaccount Values and therefore reflects the investment experience of the Subaccounts to which it is allocated. There is no guaranteed minimum Variable Policy Value.

     SUBACCOUNT VALUE. The Subaccount Value of any Subaccount as of the Policy Effective Date is equal to the amount of the initial Net Purchase Payment allocated to that Subaccount. On subsequent Valuation Days prior to the Maturity Date, the Subaccount Value is equal to that part of any Net Purchase Payment allocated to the Subaccount and any Policy Value transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable surrender charges) and any Policy Value transferred out of that Subaccount.

     UNITS. For each Subaccount, Net Premium Payment(s) allocated to a Subaccount or amounts of Policy Value transferred to a Subaccount are converted into Units. The number of Units credited to a Policy is determined by dividing the dollar amount directed to each Subaccount by the value of the Unit for that Subaccount for the Valuation Day as of which the Net Premium Payment(s) or transferred amount is invested in the Subaccount. Therefore, Net Premium Payments allocated to or amounts transferred to a Subaccount under a Policy increase the number of Units of that Subaccount credited to the Policy.

     Certain events reduce the number of Units of a Subaccount credited to a Policy. Withdrawals or transfers of Subaccount Value from a Subaccount result in the cancellation of the appropriate number of Units of that Subaccount as do: surrender of the Policy; payment of the Death Benefit Proceeds; and the deduction of the monthly deduction. Units are cancelled as of the end of the Valuation Period in which VFL receives Written Notice regarding the event.

     UNIT VALUE. For each Subaccount there exist two types of Units: A Units and B Units. A Units represent Subaccount Value during the first ten Policy Years under any Policy, while B Units represent Subaccount Value during Policy Years 11 and later. On the tenth Policy Anniversary, all A Units of any Subaccount under a Policy are automatically exchanged for B Units on an equivalent dollar value basis.

     A Units and B Units both represent a fractional undivided interest in a Subaccount. They differ only in their value as a result of the fact that the mortality and expense risk charge deducted from each Subaccount is larger for Policies in the first ten Policy Years than the charge deducted for Policies in Policy Years 11 and later. This difference in charges is reflected in a different Net Investment Factor (described below) for A Units and B Units for each Valuation Period.

     The A Unit and B Unit values for each Subaccount were arbitrarily set initially at $10 when that Subaccount began operations. Thereafter, the Unit Value at the end of every Valuation Day is the Unit Value at the end of the previous Valuation Day multiplied by the Net Investment Factor for that type of Unit (either A or B), as described below. The Subaccount Value for a Policy is determined on any Valuation Day by multiplying the number of Units of the appropriate type (either A or B) attributable to the Policy in that Subaccount by the value for that type of Unit for that Subaccount on that day.

     NET INVESTMENT FACTOR. The Net Investment Factor is an index applied to measure the investment performance of either A Units or B Units of a Subaccount from one Valuation Period to the next. The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing 1 by 2 and subtracting 3 from the result, where:

     1. is the result of:

          a. the Net Asset Value Per Share of the Fund held in the Subaccount, determined at the end of the current Valuation Period; plus

          b. the per share amount of any dividend or capital gain distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

          c. a per share charge or credit for any taxes reserved for, which is determined by VFL to have resulted from the operations of the Subaccount.

     2. is the Net Asset Value Per Share of the Fund held in the Subaccount, determined at the end of the last prior Valuation Period.

     3. is a daily factor representing the mortality and expense risk charge for the type of Unit deducted from the Subaccount adjusted for the number of days in the Valuation Period.

FIXED POLICY VALUE

     The Fixed Policy Value on any Valuation Day is equal to:

          1. aggregate Net Premium Payments allocated to the Fixed Account; plus

          2. Policy Value transferred to the Fixed Account; plus

          3. interest credited to the Fixed Account; less

          4. any withdrawals (including any applicable surrender charges deducted) or transfers (including any applicable transfer charge deducted) from the Fixed Account; less

          5. any surrender charges deducted in the event of a decrease in Specified Amount; less

          6. the portion of monthly deductions made from Fixed Policy Value.

     See "The Fixed Account," for a discussion of how interest is credited to the Fixed Account.


TRANSFERS OF POLICY VALUES

     GENERAL. Before the Maturity Date while the Insured is still living and the Policy is in force, the Owner may, by Written Notice, transfer all or part any Subaccount Value to another Subaccount(s) (subject to its availability) or to the Fixed Account, or transfer all or part of Fixed Policy Value to any Subaccount(s), (subject to its availability) subject to the following restrictions and the additional restrictions for transfers from the Fixed Account shown below:

          1. the minimum transfer amount is $500 (or, the entire Subaccount Value or Fixed Policy Value, if less); and

          2. a transfer request that would reduce any Subaccount Value or the Fixed Policy Value below $500 is treated as a transfer request for the entire Subaccount Value or Fixed Policy Value.

     The first 12 transfers during each Contract Year are free. VFL assesses a transfer processing fee of $25 for each transfer in excess of 12 during a Contract Year. (See "Charges and Deductions.")

     RESTRICTIONS ON TRANSFERS OF FROM THE FIXED ACCOUNT. An Owner may transfer all or part of the Fixed Policy Value to a Subaccount. Only one transfer may be made each Policy Year from the Fixed Account to one or more Subaccounts and this transfer must be at least 12 calendar months after the most recent transfer from the Fixed Account. An unused transfer option does not carry over to the next year. The maximum transfer amount is 25% of the Fixed Policy on the date of the transfer, unless the balance after the transfer is less than $500.

     SPECIAL TRANSFER PRIVILEGE. During the first 24 Policy Months following the date that coverage begins under the Policy, Owners may make one transfer of the entire Variable Policy Value to the Fixed Account without imposition of the transfer processing fee or the transfer counting as one of the 12 free transfers for a Policy Year. Likewise, during the first 24 Policy Months following the effective date of any Specified Amount increase, Owners may make one transfer of that portion of the Variable Policy Value attributable to the increase to the Fixed Account without imposition of the transfer processing fee or the transfer counting as one of the 12 free transfers for a Policy Year.

     DOLLAR-COST AVERAGING FACILITY. If elected in the application or at any time thereafter prior to the Maturity Date while the Insured is still living and the Policy is in force by Written Notice, an Owner may systematically transfer (on a monthly, quarterly, semi-annual or annual basis) specified dollar amounts from the Money Market Subaccount to other Subaccounts. This is known as the "dollar-cost averaging" method of investment. The fixed-dollar amount purchases more Units of a Subaccount when their value is lower and fewer Units when their value is higher. Over time, the cost per Unit averages out to be less than if all purchases of Units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Units is high. It does not assure a profit or protect against a loss in declining markets.

     Owners may only elect to use the dollar-cost averaging facility if their Money Market Subaccount Value is at least $1,000 at the time of the election. The minimum transfer amount under the facility is $100 per month (or the equivalent). If dollar-cost averaging transfers are to be made to more than one Subaccount, then the Owner must indicate the dollar amount of the transfer to be made to each. At least $50 must be designated to each Subaccount.

     Transfers under the dollar-cost averaging facility are made as of the same calendar day each month. If this calendar day is not a Valuation Day, transfers are made as of the next Valuation Day. Once elected, transfers under the dollar-cost averaging facility continue until the Money Market Subaccount Value is depleted, the Maturity Date occurs or until the Owner cancels the election by Written Notice at least seven days in advance of the next transfer date. Alternatively, Owners may specify in advance a date for transfers under the facility to cease. There is no additional charge for using the dollar-cost averaging facility. Transfers under the facility do not count towards the 12 transfers permitted without a transfer processing fee in any Policy Year. VFL reserves the right to discontinue offering the dollar-cost averaging facility at any time and for any reason or to change its features.


     AUTOMATIC SUBACCOUNT VALUE REBALANCING. If elected in the application or requested by Written Notice at any time thereafter prior to the Maturity Date while the Insured is still living and the Policy is in force, an Owner may instruct VFL to automatically transfer (on a quarterly, semi-annual or annual basis) Variable Policy Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Policy Value among such Subaccounts ("automatic Subaccount Value rebalancing"). Such percentage allocations must be in whole numbers. Once elected, automatic Subaccount Value rebalancing begins on the first Valuation Day of the next calendar quarter or other period (or, if later, the next calendar quarter or other period after the expiration of the Cancellation Period).


     Owners may stop automatic Subaccount Value rebalancing at any time at least seven calendar days before the first Valuation Day in a new period. Owners may specify allocations between and among as many Subaccounts as are available at the time automatic Subaccount Value rebalancing is elected. Once automatic Subaccount Value rebalancing has been elected, any subsequent allocation instructions that differ from the then-current rebalancing allocation instructions are treated as a request to change the automatic Subaccount Value rebalancing allocation. Owners may change automatic Subaccount Value rebalancing allocations at any time. Allocation changes will take effect as of the Valuation Day that instructions are received at the Service Center. Once automatic Subaccount Value rebalancing is in effect, an Owner may only transfer Subaccount Value among or between Subaccounts by changing the automatic Subaccount Value rebalancing allocation instructions. Changes to or termination of automatic Subaccount Value rebalancing must be made by Written Notice.

     There is no additional charge for automatic Subaccount Value rebalancing and rebalancing transfers do not count as one of the 12 transfers available without a transfer processing fee during any Policy Year. If automatic Subaccount Value rebalancing is elected at the same time as the dollar-cost averaging facility or when the dollar-cost averaging facility is being utilized, automatic Subaccount rebalancing will be postponed until the first Valuation Day in the calendar quarter or other period following the termination of dollar-cost averaging facility. VFL reserves the right to discontinue offering the automatic Subaccount Value rebalancing facility at any time and for any reason or to change its features.


SURRENDER PRIVILEGE

     At any time while the Insured is still living and the Policy is in force prior to the Maturity Date, the Owner may, by Written Notice, surrender it for its Surrender Value. A surrender is effective as of the date on which a Written Notice requesting surrender is received at the Service Center. If the Owner surrenders the Policy during the first 14 Policy Years, or the first 14 Policy Years following an increase in Specified Amount, VFL will deduct a surrender charge. (See "Surrender Charge.") Once the Policy is surrendered, all coverage and other benefits under it cease and it cannot be reinstated.

WITHDRAWAL PRIVILEGE

     After the first Policy Year, while the Insured is still living and the Policy is in force prior to the Maturity Date, an Owner may, by Written Request, withdraw any part of the Surrender Value of the Policy, subject to certain conditions. A withdrawal is effective as of the date on which a Written Notice requesting withdrawal is received at the Service Center. As of that date, Policy Value is reduced by the amount of the withdrawal plus any applicable surrender charge. The minimum amount that may be withdrawn is $500. If the Owner has selected Death Benefit Option 1, VFL will reduce the Specified Amount by the amount of the withdrawal plus any applicable surrender charge deduction. (See "Death Benefit Proceeds.")

     Unless otherwise indicated in the Written Request for Withdrawal, amounts withdrawn and surrender charges deducted in connection with the withdrawals are taken from Subaccount Values and Fixed Policy Value based on the proportion that each Subaccount Value and the Fixed Policy Value bear to Policy Value. If the Owner requests a decrease in Specified Amount or requests a change in the Death Benefit Option as of the same date as a withdrawal request, then the withdrawal is effected after the decrease in Specified Amount or change in Death Benefit Option.

     Notwithstanding the foregoing, VFL reserves the right to reject a withdrawal request if the request would cause the Specified Amount to be reduced below the minimum Specified Amount shown in the Policy. Likewise, VFL reserves the right to deny a withdrawal request if the request would cause the Policy to fail to qualify as a life insurance contract under the Code or regulations or rulings thereunder, as interpreted by VFL.

POLICY LOANS

     GENERAL. At any time prior to the Maturity Date while the Insured is still living and the Policy is in force, the Owner may, by Written Notice, borrow money from VFL using the Policy as the sole security for the loan provided that
(a) a written loan agreement is signed by the Owner, and (b) the Owner makes a satisfactory assignment of the Policy to VFL. In taking a loan, an Owner must borrow at least $500. The maximum amount that an Owner may borrow is 90% of the Surrender Value of the Policy as of the date of the loan.

     INTEREST. VFL charges interest on amounts borrowed by Owners. The interest rate charged is 8% and is an effective annual rate compounded annually on the Policy Anniversary. Interest is charged in arrears from the date of the loan and is due from Owners on each Policy Anniversary for the prior Policy Year. If the Owner does not pay such interest when due, the amount of the interest is added to the outstanding Loan Amount. Thus, unpaid interest is charged interest during the ensuing Policy Year. For Policies in the 11th Policy Year or later, VFL charges a preferred 6% effective annual interest rate on amounts borrowed up to an amount equal to Policy Value less aggregate premium payments made to date.

     VFL credits Loan Account Value with interest at an effective annual rate of 6%. On each Policy Anniversary, interest earned on Loan Account Value since the preceding Anniversary is transferred to the Subaccounts and the Fixed Account. Unless the Owner specifies otherwise, such transfers are allocated in the same manner as transfers of collateral to the Loan Account.

     LOAN COLLATERAL. When VFL makes a loan to Owners, it transfers an amount of Cash Value sufficient to secure the loan out of the Subaccounts and the Fixed Account and into the Loan Account. Owners may specify how this transferred Cash Value is allocated from among the Subaccount Values and the Fixed Policy Value. If an Owner does not specify the allocation, VFL makes the allocation based on the proportion that each Subaccount Value and the Fixed Policy Value bear to the Cash Value as of the date that the transfer is made. If unpaid interest is due from an Owner on a Policy Anniversary it is added to the Loan Amount. Cash Value in the amount of the interest also is transferred to the Loan Account as of that Anniversary. The Cash Value transferred in connection with unpaid interest is allocated on the same basis as other Cash Value transferred by VFL to the Loan Account.

     Loan Account Value is recalculated when interest is added to the Loan Amount, a loan repayment is made, and a new loan is made under Policy.

     NON-PAYMENT OF POLICY LOANS. If Loan Account Value exceeds Cash Value, then the Owner must make either a loan repayment or a premium payment sufficient to raise the Cash Value or lower the Loan Account Value so that Cash Value exceeds the Loan Account Value. VFL will send the Owner and any assignee of record a notice indicating the amount that must be paid. If payment is not received at the Service Center within 30 days of the notice being mailed, the Grace Period will begin. (See "Policy Lapse and Reinstatement.") If the Grace Period expires without the payment being made, then the Policy Lapses.

     LOAN REPAYMENT. The Owner may repay a loan or repay any part of a loan at any time while the Insured is still living and the Policy is in force prior to the Maturity Date. Upon repayment of any part of a loan, Loan Account Value in an amount equal to the payment is transferred to the Subaccounts and the Fixed Account as of the date that the payment is received at the Service Center. Unless the Owner specifies otherwise, the amount transferred is allocated among or between the Subaccounts and the Fixed Account in accordance with the Owner's allocation instructions for Net Premium Payments in effect at that time.

     EFFECT OF POLICY LOAN. A loan, whether or not repaid, has a permanent effect on the Death Benefit and Policy values because the investment results of the Subaccounts and current interest rates credited on Fixed Policy Value do not apply to Policy Value in the Loan Account. The larger the loan and the longer the loan is outstanding, the greater will be the effect of Policy Value being held as collateral in the Loan Account. Depending on the investment results of the Subaccounts or credited interest rates for the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans also may increase the potential for lapse if investment results of the Subaccounts to which Surrender Value is allocated is unfavorable. If Loan Account Value exceeds Cash Value, then the Owner must make either a loan repayment or a premium payment sufficient to raise the Cash Value or lower the Loan Account Value so that Cash Value exceeds the Loan Account Value. VFL will send the Owner and any assignee of record a notice indicating the amount that must be paid. If payment is not received at the Service Center within 30 days of the notice being mailed, the Grace Period will begin. If the Grace Period expires without the payment being made, the Policy Lapses. If a Policy lapses with loans outstanding, certain amounts may be subject to income tax and a 10% penalty tax. See "Tax Considerations," for a discussion of the tax treatment of Policy loans. In addition, if a Policy is a "modified endowment contract," loans may be currently taxable and subject to a 10% penalty tax.

MATURITY BENEFITS

     VFL will pay the Surrender Value, if any, to the Owner on the Maturity Date. In some states, the Maturity Date is the Policy Anniversary nearest the Insured's 95th birthday. In other states, the Owner may elect to extend the Policy beyond the Policy Anniversary nearest the Insured's 95th birthday, in which case the death benefit would be the greater of Cash Value or 101% of the Policy Value. The tax consequences associated with extending the maturity date beyond age 100 are unclear. A tax advisor should be consulted on the issue.

DEATH BENEFIT PROCEEDS

     Upon receipt of Due Proof of Death of the Insured at the Service Center while the Policy is in force before the Maturity Date, VFL will pay the Death Benefit Proceeds to the Beneficiary (or Beneficiaries) or the Contingent Beneficiary (or Contingent Beneficiaries). VFL pays the Death Benefit Proceeds in a lump sum unless the Beneficiary (or Contingent Beneficiary) elects to receive the Proceeds under a Settlement Option. (See "Settlement Options.") Under certain circumstances, payment of the Death Benefit Proceeds may be delayed. (See "Suspension or Delay in Payments.")

     CALCULATION OF DEATH BENEFIT PROCEEDS. The Death Benefit Proceeds are determined as of the date of the Insured's death and are equal to:

          1. the Death Benefit under the Death Benefit Option selected by the Owner; plus

          2. any death benefit under any rider to the Policy; less

          3. any Loan Amount; and less

          4. any unpaid monthly deductions if the Insured dies during the Grace Period.

     Under certain circumstances, the amount of the Death Benefit Proceeds may be further adjusted. (See "VFL's Right to Contest the Policy" and "Misstatement of Age or Sex.")

     If part or all of the Death Benefit is paid in one sum, VFL will pay interest on this sum as required by applicable state law from the date of receipt of due proof of the Insured's death to the date of payment.

     DEATH BENEFIT OPTIONS.  The Owner may select one of two Death Benefit
Options.

          1. Death Benefit Option 1 is the greater of:

             (a) the Specified Amount on the date of the Insured's death; or

             (b) a percentage of the Policy Value on the date of the Insured's death as indicated in the Table of Policy Value Percentages in the Appendix.

          2. Death Benefit Option 2 is the greater of:

             (a) the Specified Amount plus the Policy Value on the date of the Insured's death; or

             (b) a percentage of the Policy Value on the date of the Insured's death as indicated in the Table of Policy Value Percentages in the Appendix.

     The specified percentage is 250% if the Insured dies at Attained Age 40 or less, and decreases with each year of Attained Age thereafter so that the percentage is 100% if the Insured dies at an Attained Age of 95. A table showing these percentages for Attained Ages 0 to 94 and examples of Death Benefit calculations for both Death Benefit Options are found in the Appendix.

     Under Death Benefit Option 1, the Death Benefit remains level at the Specified Amount unless the Policy Value multiplied by the specified percentage exceeds that Specified Amount, in which event the Death Benefit will vary as the Policy Value varies. Owners who are satisfied with the amount of their insurance coverage under the Policy and who prefer to have favorable investment performance and additional Net Premium Payments reflected in higher Policy Value, rather than increased Death Benefits, generally should select Option 1. Under Death Benefit Option 2, the Death Benefit always varies as the Policy Value varies (although it is never less than the Specified Amount). Owners who prefer to have favorable investment performance and additional Net Premium Payments reflected in increased Death Benefits generally should select Option 2.

     CHANGING THE DEATH BENEFIT OPTION. After the first Policy Anniversary while the Insured is still living and the Policy is in force prior to the Maturity Date, the Owner may request a change in the Death Benefit Option. A Death Benefit Option change becomes effective on the Monthly Anniversary Day on or next following the date that VFL accepts a request for the change. VFL may require satisfactory evidence of insurability before permitting a change in the Death Benefit Option. After a change in Death Benefit Option, VFL will send the Owner a supplemental policy specifications page showing the new Death Benefit and Specified Amount. Changing the Death Benefit Option could have federal tax consequences. (See "TAX CONSIDERATIONS.")

     INCREASE OF SPECIFIED AMOUNT. After the first Policy Anniversary, while the Insured is living and the Policy is in force prior to the Maturity Date, the Owner may submit a supplemental application for an increase in Specified Amount. VFL requires evidence of insurability before agreeing to an increase in Specified Amount and may, depending upon the circumstances, also require additional premium payments or the repayment of part or all of any Loan Amount under the Policy. The Insured's Attained Age at the time of the increase may not exceed 75. The amount of any requested increase in Specified Amount must be at least $25,000 and not more than the amount that would increase the total Specified Amount above the maximum specified amount for which VFL would issue a new Policy.

     An increase in Specified Amount causes an increase in the Minimum Monthly Premium Payment. Each increase in Specified Amount has a Target Premium Payment and a Guideline Annual Premium Payment associated with it.

     Any increase in Specified Amount is effective as of the date that VFL approves it. Each increase in Specified Amount creates an increment of Specified Amount to which a portion of Policy Value is thereafter attributed for the purpose of computing sales surrender charges, the Net Amount at Risk and the monthly cost of insurance charge and for the purpose of exercising the Special Transfer Privilege. An additional monthly cost of insurance charge is deducted for each additional increment in Specified Amount. This additional cost of insurance charge is deducted from Policy Value attributable to the increase in Specified Amount. Each increase in Specified Amount also results in additional surrender charges. After an increase in Specified Amount, VFL will send the Owner a supplemental policy specifications page showing the effective date of the increase, the monthly cost of insurance charge for the increase, additional sales surrender charges arising as a result of the increase and any changes to premium payment information from the previous or original policy specifications page.

     The cancellation privilege applies to any increase in Specified Amount except that when no additional premium payments are required for an increase, only the monthly deduction(s) for the increase made before the cancellation is refunded if the increase is cancelled. (See "Cancellation Privilege.") Increasing the Specified Amount could have federal tax consequences. (See "Tax Considerations.")

     DECREASE OF SPECIFIED AMOUNT. After the first Policy Anniversary while the Insured is still living and the Policy is in force prior to the Maturity Date, the Owner may by Written Notice request a decrease of Specified Amount. The amount of any requested decrease in Specified Amount must be at least $25,000 and not be more than the amount that would decrease the total Specified Amount below $100,000. Specified Amount may not be decreased when, to do so, would cause Surrender Value to fall below zero. Any decrease becomes effective on the Monthly Anniversary Day on or next following the date that VFL accepts the request for the decrease. The decrease is first applied to reduce prior increases in Specified Amount in the reverse order in which they occurred. After all prior increases in Specified Amount have been eliminated, a decrease is applied to reduce the initial Specified Amount.

     A decrease of Specified Amount may result in the imposition of a surrender charge. In this event, the charge is deducted from Policy Value as of the effective date of the decrease. (See "Charges and Deductions.") A decrease in Specified Amount causes a decrease in the Minimum Monthly Premium Payment and in the Target Premium Payment and Guideline Annual Premium Payment associated with the increment of Specified Amount being decreased. After a decrease in Specified Amount, VFL will send the Owner a supplemental policy specifications page showing the effective date of the decrease, the monthly cost of insurance charge after the decrease, surrender charges deducted as a result of the decrease, and any changes to premium payment information from the previous or original specifications page.

     VFL reserves the right to deny a request for a decrease in Specified Amount for 12 months following the most recent increase in Specified Amount and to limit decreases in Specified Amount to one per Policy Year.

     If a decrease in the Specified Amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify the Policy as a life insurance contract, VFL will contact the Owner and inquire whether he or she wants to receive the excess above the premium limitations or to forego the decrease. VFL reserves the right to decline a requested decrease in the Specified Amount if compliance with the guideline premium limitations under current tax law would require payment of excess premium to the Owner in an amount that would exceed the Surrender Value under the Policy. Decreasing the Specified Amount could have federal tax consequences. (See "Tax Considerations.")

SETTLEMENT OPTIONS

     SELECTING A SETTLEMENT OPTION. VFL pays Owners or Beneficiaries (or Contingent Beneficiaries), as appropriate, the amount of any surrender, withdrawal, or Death Benefit Proceeds in a lump sum unless the Owner has, by Written Notice, selected one of the Settlement Options described below. If the amount being paid by VFL is less than $5,000, however, payment is only made in a lump sum. In addition, if the Owner or Beneficiary (or Contingent Beneficiary) receiving payment is an executor, administrator, trustee, or not a natural person, payment is made in a lump sum unless VFL specifically consents to payment under one of the Settlement Options.

     Owners may select a Settlement Option for payment of the Death Benefit Proceeds in lieu of a lump sum, at any time while the Insured is still living and the Policy is in force prior to the Maturity Date. If no election is made by the Owner before the Insured's death, then, upon the Insured's death, the Beneficiary (or Contingent Beneficiary) may elect a Settlement Option before the Death Benefit Proceeds are paid. The Owner also may elect to receive the Surrender Value of a Policy or the amount of a withdrawal in the form of a Settlement Option at any time before the payment of the Surrender Value or withdrawal. For purposes of describing the Settlement Options, the term "Payee" means Owner or Beneficiary (or Contingent Beneficiary), as appropriate.

     FREQUENCY OF PAYMENTS. If Settlement Option 1, 2, or 3 is selected, payments will be made every 1 year, 6 months, 3 months, or every month. The Payee must specify the payment frequency when selecting a settlement option. If settlement option 4, 5, or 6 is selected, payments will be made monthly. If payment under any option would be less than $50, VFL will adjust the frequency of payments so that each payment is at least $50.

     FIRST PAYMENT. Depending on the payment frequency selected, the first payment under Settlement Option 1 is made as of 1 year, 6 months, 3 months, or 1 month from the date of the Insured's death. Depending on the payment frequency selected and subject to VFL's right to suspend or delay payments (see "Suspension or Delay in Payments"), the first payment under Settlement Option 1 is made as of 1 year, 6 months, 3 months, or 1 month from the effective date of any surrender or withdrawal. The first payment under any other Settlement Option is made, subject to VFL's right to suspend or delay payments, as of the date of the Insured's death or the effective date of any surrender or withdrawal.

     BETTERMENT OF RATES. If, under Settlement Options 4, 5, or 6, VFL's regular annuity purchase rates on the date of the Insured's death or the effective date of any surrender or withdrawal are more favorable than those upon which Options 4, 5, or 6 are based, VFL shall compute payments using the regular annuity rates. VFL will furnish information about the regular annuity rates upon request.

     DEATH OF PAYEE. Unless instructed otherwise at the time that the Settlement Option is selected, at the death of the Payee VFL pays the amounts below in a lump sum to the Payee's estate:

          1. Under Settlement Option 1, the amount left on deposit with VFL to accumulate interest.

          2. Under Settlement Option 2, 3, or 5, the commuted value of the amount payable at the Payee's death as provided under the Option selected. The commuted value is based on interest at the rate that would have been used to compute the first of the remaining Payments under that option.

     OPTION 1: INTEREST PAYMENTS. VFL holds the Death Benefit Proceeds (or the Surrender Value or the amount of a withdrawal) as principal and pays interest to the Payee. The interest rate is 3% per year compounded annually. VFL pays interest every 1 year, 6 months, 3 months, or 1 month, as specified at the time this option is selected. At the death of the Payee, the value of the remaining payments are paid as stated above.

     OPTION 2: PAYMENTS OF A SPECIFIED AMOUNT. VFL pays the Death Benefit Proceeds (or the Surrender Value or the amount of a withdrawal) in equal payments every 1 year, 6 months, 3 months, or 1 month. The amount and frequency of the payments is specified at the time this option is selected. After each payment, interest is added to the remaining amount applied under this option that has not yet been paid. The interest rate is 3% per year compounded annually. Payments are made to the Payee until the amount applied under this option, including interest, is exhausted. The total of the payments made each year must be at least 5% of the amount applied under this option. If the Payee dies before the amount applied is exhausted, VFL pays the value of the remaining payments as stated above.

     OPTION 3: INSTALLMENTS FOR A SPECIFIED PERIOD. VFL pays the Death Benefit Proceeds (or the Surrender Value or the amount of a withdrawal) in equal payments for the number of years specified when the option is selected. Payments are made every 1 year, 6 months, 3 months, or 1 month, as specified when the option is selected. The amount of each payment for each $1,000 applied under this option is shown in Policy. These amounts are calculated at an interest rate of 3% per year compounded annually. If the Payee dies before the expiration of the specified number of years, VFL pays the value of the remaining payments as stated above.

     OPTION 4: LIFE ANNUITY. VFL makes monthly payments to the Payee for as long as he or she lives. The amount of each payment for each $1,000 applied under this option is shown in the Policy.

     OPTION 5: LIFE ANNUITY WITH PERIOD CERTAIN. VFL makes monthly payments to the Payee for as long as the Payee lives. At the time this option is selected, a period certain of 5, 10, 15, or 20 years must also be selected. If the Payee dies before the specified period certain ends, the payments to the Payee's estate will continue until the end of the specified period. The amount of the monthly payments therefore depends on the period certain selected. The amount of each payment for each period certain available is shown in the Policy. The amounts shown are for each $1,000 applied under this option. If at any age the amount of the payments is the same for two or more periods certain, payment will be made as if the longest period certain was selected.

     OPTION 6: JOINT LIFE AND SURVIVORSHIP ANNUITY. VFL makes monthly payments to two Payees while both are living. After the death of either Payee, payments continue to the other Payee for as long as the other Payee lives. The amount of each payment for each $1,000 applied under this option is shown in the Policy.

TELEPHONE TRANSACTION PRIVILEGES

     If an Owner has elected this privilege in a form provided by VFL, an Owner may make transfers or change allocation instructions by telephoning the Service Center. A telephone authorization form received by VFL at the Service Center is valid until it is rescinded or revoked by Written Notice or until a subsequently dated form signed by the Owner is received at the Service Center. VFL will send Owners a written confirmation of all transfers and allocation instructions made pursuant to telephone instructions.

     The Service Center requires a form of personal identification prior to acting on instructions received by telephone and also may tape record instructions received by phone. If VFL follows these procedures, it is not liable for any losses due to unauthorized or fraudulent transactions. VFL reserves the right to suspend telephone transaction privileges at any time for any reason.


                               THE FIXED ACCOUNT

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE FIXED ACCOUNT

     The Fixed Account consists of assets owned by VFL with respect to the Policies, other than those in the Variable Account. It is part of VFL's General Account assets. VFL's general account assets are used to support its insurance and annuity obligations other than those supported by separate accounts, and are subject to the claims of VFL's general creditors. Subject to applicable law, VFL has sole discretion over the investment of the assets of the Fixed Account. The Loan Account is part of the Fixed Account. Guarantees of Net Premiums allocated to the Fixed Account, and interest credited thereto, are supported by VFL. The Fixed Policy Value is calculated daily. (See "Fixed Policy Value.")

INTEREST CREDITED ON FIXED POLICY VALUE

     VFL guarantees that it will credit interest on Fixed Policy Value at an effective annual rate of not less than 4.0%. In its discretion, VFL will credit interest at rates higher than 4.0%. VFL may vary the way in which it credits interest on Fixed Policy Value from time to time. The following is a description of VFL's current method for crediting interest on Fixed Policy Value.

     "FULL-YEAR" RATES. Before the beginning of each calendar year, VFL publishes an effective annual rate at which it will credit Fixed Policy Value under the Policies for that year. Fixed Policy Values at the beginning of the calendar year under all Policies are credited with that rate of interest for the entire calendar year.

     "NEW-MONEY" RATES. VFL credits Net Premium Payments allocated to and Policy Value transferred to the Fixed Account during a calendar year with interest at an effective annual rate in effect on the date that the Net Premium Payment is received at the Service Center or the date that as of which the transfer is made. These amounts are credited with interest at this rate until the end of the calendar year. VFL publishes this "new money" rate from time to time during a calendar year and may change the "new money" rate at its discretion throughout any calendar year.

     For purposes of crediting interest, Policy Value deducted, transferred, or withdrawn from the Fixed Account, is accounted for on a "first-in, first-out" basis.


                             CHARGES AND DEDUCTIONS

SALES CHARGES

     VFL deducts a sales charge from certain premium payments. In Policy Years 1 through 10, the sales charge deducted is 4% of premium payments received up to a Target Premium Payment for the initial Specified Amount. In Policy Year 11 and each Policy Year thereafter, the sales charge deducted is 2% of premium payments received up to a Target Premium Payment for the initial Specified Amount. Absent an increase in Specified Amount, no sales charge is deducted in any Policy Year from premium payments in excess of a Target Premium Payment for the initial Specified Amount.

     If the Owner increases the Specified Amount, a Target Premium Payment is established for the increase. Therefore, there is a Target Premium Payment for each increment of Specified Amount. VFL deducts the sales charge from premium payments attributable to the increase. For purposes of computing and deducting sales charges, all Premium Payments made after an increase in Specified Amount are apportioned to each increment of Specified Amount on the basis of the relative Guideline Annual Premium Payments for each such increment. For the first ten 12-month periods following an increase in Specified Amount, the charge is 4% of premium payments made in each such 12-month period attributable to the increase up to a Target Premium Payment for the increase. For subsequent 12-month periods, the sales charge is 2% of premium payments made during the 12-month period attributable to the increase in Specified Amount up to a Target Premium Payment for the increase.

PREMIUM TAX CHARGE

     A 2.25% charge for state and local premium taxes is also deducted from each premium payment. The state and local premium tax charge reimburses VFL for premium taxes associated with the Policies. VFL expects to pay an average state and local premium tax rate of approximately 2.25% of premium payments for all states. This tax can range generally from 2% to 16% of premium payments and generally varies by the applicant's state of residence.

FEDERAL TAX CHARGE

     VFL also deducts a charge for federal taxes from each premium payment. This charge is 1.25% of all premium payments and compensates VFL for its federal income tax liability resulting from Section 848 of the Code. The amount of this charge, which may be increased or decreased, is reasonable in relation to VFL's increased federal tax burden under Section 848 resulting from the receipt of premium payments under the Policies.

SURRENDER CHARGE

     GENERAL. If the Owner surrenders the Policy, makes a withdrawal, decreases the Specified Amount or if the Policy lapses, VFL may deduct a surrender charge. The purpose of the surrender charge is to reimburse VFL for some of the expenses incurred in the distribution of the Policies. The surrender charge consists of two parts, a sales surrender charge (i.e., a contingent deferred sales charge) and an administration surrender charge. The total surrender charge declines over time as follows:

       100% of the total Surrender Charge in Policy Years 1 through 6
        80% of the total Surrender Charge in Policy Year 7
        70% of the total Surrender Charge in Policy Year 8
        60% of the total Surrender Charge in Policy Year 9
        50% of the total Surrender Charge in Policy Year 10
        40% of the total Surrender Charge in Policy Year 11
        30% of the total Surrender Charge in Policy Year 12
        20% of the total Surrender Charge in Policy Year 13
        10% of the total Surrender Charge in Policy Year 14
       No Charge in Policy Years 15 and later

     DEDUCTION OF THE SURRENDER CHARGE. If assessed upon the surrender of the Policy, the surrender charge reduces the amount otherwise paid to the Owner. If assessed upon Lapse of the Policy, the amount of the charge is not restored to Policy Value in the event that the Policy is reinstated. If assessed upon a decrease in Specified Amount, the charge is deducted from the remaining Policy Value and reduces the amount of any remaining applicable surrender charge. If assessed on a withdrawal, the surrender charge is deducted from the remaining Policy Value and reduces the amount of any remaining applicable surrender charge. Unless otherwise indicated in the request for a decrease or a withdrawal, surrender charges deducted in connection with decreases in Specified Amount or withdrawals are taken from Subaccount Values and Fixed Policy Value based on the proportion that each Subaccount Value and the Fixed Policy Value bear to the Policy Value before the deduction.

     If taken upon a decrease in Specified Amount, the surrender charge is the pro-rata portion of the total surrender charge based on the ratio that the Specified Amount decrease bears to the total Specified Amount before the decrease. If assessed upon a withdrawal, the surrender charge is the pro-rata portion of the total surrender charge based on the ratio that the withdrawn amount bears to the total Surrender Value before the withdrawal.


     SALES SURRENDER CHARGE FOR DECREASING INITIAL SPECIFIED AMOUNT. If an Owner elects to decrease the Specified Amount selected on the Policy Effective Date, then a sales surrender charge will be assessed. The sales surrender charge shall equal the sum of the premium payments as set forth below, up to a maximum of 100% of the Target Premium Payment for the initial Specified Amount:



          34% of the premium payments made in the first Policy Year; plus



          33% of the premium payments made in any of the Policy Years 2 through
     6



     However, VFL will limit the sales surrender charge, calculated above, so that the charge calculated for Policy Years 1 and 2 is never more than the sum of:



          26% of the first Guideline Annual Premium payment for the initial Specified Amount; plus



          6% of the second Guideline Annual Premium payment for the initial Specified Amount; plus



          5% of all additional Premium Payments attributable to the initial Specified Amount.


     ADMINISTRATION SURRENDER CHARGE. The Administration Surrender Charge is $2.00 per $1,000 of initial Specified Amount for Policies on Insureds age 25 or less on the Policy Effective Date, and $5.00 per $1,000 of initial Specified Amount for Policies on Insureds age 35 or older on the Policy Effective Date. For Insureds of other ages, the Administration Surrender Charge is the following per $1,000 of Specified Amount: age 26 - $2.30, age 27 - $2.60, age 28 - $2.90,
age 29 - $3.20, age 30 - $3.50, age 31 - $3.80, age 32 - $4.10, age 33 - $4.40,
age 34 - $4.70.

     SALES SURRENDER CHARGE IN CONNECTION WITH INCREASES IN SPECIFIED
AMOUNT. The surrender charge is computed and assessed separately for the initial Specified Amount and for each increase in Specified Amount. Only the sales charge component of the surrender charge, however, is assessed for an increase in Specified Amount. For purposes of computing and assessing the sales surrender charge attributable to an increase in Specified Amount, all premium payments made after an increase in Specified Amount are apportioned to each increment of Specified Amount on the basis of the relative Guideline Annual Premium Payments for each such increment. Likewise, Policy Value is apportioned to each increment of Specified Amount on the basis of the relative Guideline Annual Premium Payments for each such increment. The sales surrender charge for an increase in Specified Amount is as follows: In the first 12 months following the increase, the sales surrender charge is 34% of premium payments received up to a Target Premium Payment for the increase in Specified Amount, and, in each of the five subsequent 12-month periods following the increase, the charge is 33% of premium payments received up to a Target Premium Payment for the increase in Specified Amount in each such 12-month period until the total sales surrender charge for the increase equals 100% of a single Target Premium Payment for the increase in Specified Amount. Notwithstanding the foregoing, during the first 24 months following an increase in Specified Amount, the sales surrender charge for the increase is never more than the sum of: (1) 26% of the first Guideline Annual Premium Payment for the increase in Specified Amount, (2) 6% of the second Guideline Annual Premium Payment for the increase in Specified Amount, and (3) 5% of all additional Premium Payments attributable to the increase in Specified Amount. In addition, the sales surrender charge for an increase in Specified Amount declines over the 7th through the 15th 12-month period following the increase in the same manner as the surrender charge in connection with the initial Specified Amount.

OTHER TAXES

     Currently a charge for federal income taxes is not deducted from the Variable Account of the Policy Value. VFL reserves the right in the future to make a charge to the Variable Account or the Policy Value for any federal, state or local income taxes that VFL incurs that it determines to be properly attributable to the Variable Account of the Policies. VFL will notify Owners promptly of any such charge.

MONTHLY DEDUCTION

     The monthly deduction is a charge made by VFL as of the Policy Effective Date and every Monthly Anniversary Day thereafter by reducing Subaccount Values (i.e., liquidating Units) and Fixed Policy Value in the proportion that each Subaccount Value and Fixed Policy Value bears to Policy Value. The monthly deduction consists of (1) the monthly cost of insurance charge, (2) the monthly policy fee, (3) the monthly first-year issue fee (when applicable), (4) the monthly Specified Amount increase fee (when applicable), and (5) the cost of any riders (when applicable).


     MONTHLY COST OF INSURANCE CHARGE. The monthly cost of insurance charge is computed at the beginning of each Policy month by subtracting 2 from 1 and multiplying the result by 3, where:

          1. is the Death Benefit on the first day of the Policy month divided by 1 plus the monthly equivalent of 4.0%;

          2. is the Policy Value before deduction of the monthly policy fee, the monthly first-year issue fee (when applicable), the monthly Specified Amount increase fee (when applicable), and the cost of any riders (when applicable); and

          3. is the cost of insurance rate as described below.

     The monthly cost of insurance charge is computed separately for the initial Specified Amount and for each increment of Specified Amount resulting from increases in Specified Amount. For the purpose of computing the Net Amount at Risk (the result of subtracting 2 from 1 above), Policy Value is apportioned to each increment of Specified Amount on the basis of the relative Guideline Annual Premium Payments for each such increment. Where the Death Benefit is a percent of Policy Value the monthly cost of insurance charge is computed separately, and Policy Value is apportioned to, an increment of Death Benefit corresponding to each increment of Specified Amount.

     The monthly cost of insurance rate for a Policy is based on the sex, Attained Age, Issue Age, risk class, and number of years that the Policy or increment of Specified Amount has been in force. The Issue Age of the Insured will usually be different for each increase in Specified Amount. VFL reviews monthly cost of insurance rates on an ongoing basis (at least once every 5 years) based on its expectations as to future mortality experience, investment earnings, persistency, taxes and other expenses. Any changes in cost of insurance rates are made on a uniform basis for Insureds of the same class as defined by sex, Attained Age, Issue Age, risk class, and Policy duration. VFL guarantees that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in the Policies.

     VFL places each Insured in a risk class when a Policy is first underwritten. This risk class applies to the initial Specified Amount. When an Owner requests an increase in Specified Amount, VFL conducts additional underwriting before approving the increase to determine whether a different risk class should apply to the increase. If the risk class for the increase would have a lower cost of insurance rate than the class for the initial Specified Amount (or a previous increase), the risk class for the increase is applied to the initial Specified Amount (or any previous increases in Specified Amount). If the risk class for the increase would have a higher cost of insurance rate than the class for the initial Specified Amount (or a previous increase), then the risk class for the increase only applies to the increase in Specified Amount.

     In connection with the cost of insurance rates guaranteed in the Policy, VFL places Insureds into standard smoker and standard nonsmoker risk classes. The guaranteed rates for standard classes are based on the 1980 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Smoker or Nonsmoker Mortality Rates ("1980 CSO Tables"). The guaranteed rates for substandard classes are based on multiples of or additions to the 1980 CSO Tables. In connection with current cost of insurance rates, VFL places Insureds into the following risk classes: standard smoker, standard nonsmoker, preferred smoker, preferred nonsmoker and preferred plus nonsmoker.

     Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker class are less than or equal to rates for an Insured of the same age and sex in the same smoker class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker standard class are generally lower than guaranteed rates for an Insured of the same age and sex and smoking status in a substandard class.

     MONTHLY POLICY FEE, MONTHLY FIRST-YEAR ISSUE FEE, AND MONTHLY SPECIFIED AMOUNT INCREASE FEE. These charges compensate VFL for administration expenses associated with the Policies and the Variable Account. These expenses relate to premium payment billing and collection, recordkeeping, processing death benefit claims, Policy loans, Policy changes, reporting and overhead costs, processing applications and establishing Policy records. The monthly policy fee is $6.00 per month. The monthly first-year issue fee is $20.00 per month during the first Policy Year, and the monthly Specified Amount increase fee is $10.00 per month for the first 12 months after an increase in Specified Amount.

     SUPPLEMENTAL BENEFIT AND/OR RIDER CHARGES. See "Supplemental Benefits and/or Riders."

DAILY MORTALITY AND EXPENSE RISK CHARGE

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Policy. The daily charge is at the rate of 0.002477% (approximately equivalent to an effective annual rate of 0.90%) of the net assets of the Variable Account during the first 10 Policy Years and .001236% (approximately equivalent to an effective annual rate of 0.45%) of the net assets of the Variable Account during Policy Years 11 and thereafter. During the first 10 Policy Years, approximately .35% of this annual charge is for the assumption of mortality risk and .55% is for the assumption of expense risk. During Policy Years 11 and thereafter, approximately
 .35% of this annual charge is for the assumption of mortality risk and .10% is for the assumption of expense risk.

     The mortality risk that VFL assumes is the risk that Insureds, as a group, will live for a shorter period of time than VFL estimated when it established the guaranteed costs of insurance rates in the Policy. Because of these guarantees, each Owner is assured that the morbidity of a particular Insured will not have an adverse effect on the Death Benefit Proceeds that a Beneficiary would receive. The expense risk that VFL assumes is the risk that the monthly Policy fee, monthly first-year issue fee, and monthly Specified Amount increase fee (and the transfer processing fee, imposed) may be insufficient to cover the actual expenses of administering the Policies.

TRANSFER PROCESSING FEE

     The first 12 transfers during each Policy Year are free. VFL assesses a Transfer Processing Fee of $25 for each transfer in excess of 12 during a Policy Year. For the purposes of assessing the Transfer Processing Fee, each Written Notice of transfer is considered to be one transfer, regardless of the number of Subaccounts affected by the transfer. The Transfer Processing Fee is deducted from the amount being transferred.


FUND EXPENSES

     The value of the net assets of each Subaccount reflects the investment advisory (management) fees and other expenses incurred by the corresponding Fund in which the Subaccount invests. See the prospectus for the Funds. For a summary of investment advisory fees and other expenses as a percentage of Fund average net assets, see "Fee Table Annual Fund Expenses" on page __.


                      OTHER POLICY BENEFITS AND PROVISIONS

OWNERSHIP

     GENERAL. The Policy belongs to the Owner. An Owner may exercise all of the rights and options described in the Policy. The Insured is the Owner unless the application specifies a different person as Owner.

     CHANGING THE OWNER. The Owner may change the Owner by Written Notice at any time while the Insured is alive and the Policy is in force prior to the Maturity Date. A change of Ownership is effective as of the date that the Written Notice is signed; however, VFL is not liable for payments it makes before it receives a Written Notice of a change in Ownership. A change in Owner may have significant tax consequences. (See "TAX CONSIDERATIONS.")

     CONTINGENT OWNER. If the Owner is not the Insured, he or she may name a Contingent Owner in the application or by subsequent Written Notice. The Contingent Owner becomes the Owner in the event that the Owner dies before the Insured. If no Contingent Owner survives the Owner, then upon the death of the last surviving Owner, that Owner's estate becomes the Owner.

     ASSIGNMENT. By Written Notice the Owner may assign his or her rights under this Policy. VFL is not bound by the assignment unless it receives a duplicate of the original assignment at the Service Center. VFL is not responsible for the validity or sufficiency of any assignment and is not liable for any payment it makes before receipt of the duplicate original assignment. An assignment does not change or revoke the Beneficiary designation in effect at the time that the assignment is made. If an assignment is absolute, the Owner's rights and privileges under the Policy, including any right to change the Beneficiary, pass to the assignee. If an assignment is collateral, the collateral assignee has priority over the interest of any revocable Beneficiary or revocable payee under any optional method of settlement selected by the Owner. Any claim under any assignment is subject to proof of interest and the extent of the assignment. An assignment is subject to any Loan Amount.

     SELECTING THE BENEFICIARY. The Owner designates the Beneficiary in the application. Any Beneficiary designation is revocable unless otherwise stated in the designation. Owners may designate Contingent Beneficiaries. Where more than one Beneficiary or more than one Contingent Beneficiary is designated, each Beneficiary or Contingent Beneficiary, as appropriate, shares in any Death Benefit Proceeds equally unless the Beneficiary designation states otherwise.

     CHANGING THE BENEFICIARY. The Owner may change the Beneficiary by Written Notice at any time while the Insured is alive and the Policy is in force before the Maturity Date. If, however, the Owner previously irrevocably named a Beneficiary, that Beneficiary's written consent must be provided to VFL before a new Beneficiary is designated. Any change of Beneficiary is effective as of the date Written Notice is signed by the Owner but VFL is not liable for any payments it makes under the Policy prior to the time it receives Written Notice of any Beneficiary change.

VFL'S RIGHT TO CONTEST THE POLICY

     VFL has the right to contest the validity of the Policy or to resist a claim under it on the basis of any material misrepresentation of a fact stated in the application or any supplemental application. VFL also has the right to contest the validity of any increase of Specified Amount or other change to the Policy on the basis of any material misrepresentation of a fact stated in the application (or supplemental application) for such increase in coverage or change. In issuing this Policy, VFL relies on all statements made by or for the Insured in the application or in a supplemental application. In the absence of fraud, VFL considers statements made in the application(s) to be representations and not warranties.

     In the absence of fraud, VFL cannot bring any legal action to contest the validity of the Policy after it has been in force during the lifetime of the Insured for two years from the Policy Effective Date, or if reinstated, for two years from the date of reinstatement. Likewise, VFL cannot contest any increase in coverage effective after the Policy Effective Date, or any reinstatement thereof, after such increase or reinstatement has been in force during the lifetime of the Insured for two years from its effective date.

SUICIDE EXCLUSION

     If the Insured commits suicide, while sane or insane, within two years of the Policy Effective Date, VFL's liability is limited to an amount equal to the Policy Value less any Loan Amount. VFL will pay this amount to the Beneficiary in one sum.

     If the Insured commits suicide, while sane or insane, within two years from the effective date of any increase in Specified Amount, VFL's liability with respect to that increase is limited to an amount equal to the cost of insurance attributable to the increase from the effective date of the increase to the date of death.

MISSTATEMENT OF AGE OR SEX

     If the Age or sex of the Insured has been stated incorrectly in the application or any supplemental application, VFL will adjust the Death Benefit and any benefits provided by rider or endorsement it pays under this Policy to the amount that would have been payable at the correct age and sex based on the most recent deduction for cost of insurance and the cost of any benefits provided by rider or endorsement. If the age of the Insured has been overstated or understated, VFL will recalculate the Policy Value using the cost of insurance (and the cost of benefits provided by rider or endorsement) based on the Insured's correct age and sex.

MODIFICATION OF THE POLICY

     Only an officer of VFL may modify this Policy or waive any of VFL's rights or requirements under this Policy. Any modification or waiver must be in writing. No agent may bind VFL by making any promise not contained in this Policy.

     Upon notice to the Owner, VFL may modify the Policy to:

          1. conform the Policy or the operations of VFL or of the Variable Account to the requirements of any law (or regulation issued by a government agent) to which the Policy, VFL or the Variable Account is subject);

          2. assure continued qualification of the Policy as a life insurance contract under the Code; or

          3. reflect a change (permitted by the Policy) in the operation of the Variable Account.

     In the event of any such modification, VFL will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, the Policy provides that such provision be deemed to be amended to conform with such laws.

SUSPENSION OR DELAY IN PAYMENTS

     VFL usually pays the amounts of any surrender, withdrawals, Death Benefit Proceeds, or settlement options within seven business days after receipt of all applicable Written Notices and/or Due Proofs of Death. However, VFL can postpone such payments if:

          1. the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the exchange is restricted as determined by the SEC; or

          2. the SEC permits, by an order, the postponement for the protection of Owners; or

          3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of their value not reasonably practicable.

     If a recent check or draft has been submitted, VFL has the right to defer payment of surrenders, withdrawals, Death Benefit Proceeds, or payments under a settlement option until such check or draft has been honored.

     VFL has the right to defer payment of any surrender, withdrawal, or transfer of Fixed Policy Value for up to six months from the date of receipt of your Written Notice.

REPORTS TO OWNERS

     At least annually, or more often as required by law, VFL will mail to Owners at their last known address a report showing the following items as of the end of the report period:

          1. the period covered by the report;

          2. the current Policy Value, Cash Value and Surrender Value;

          3. the current Variable Policy Value (including each Subaccount Value), Fixed Policy Value and Loan Account Value;

          4. the current Loan Amount;

          5. any premium payments, withdrawals, or surrenders made, Death Benefit Proceeds paid and charges deducted since the last report;

          6. current Net Premium Payment allocations; and

          7. any other information required by law.

     Owners may request additional copies of reports from VFL, but VFL reserves the right to charge a fee for such additional copies. In addition, VFL will send written confirmations of premium payments and other financial transactions requested by Owners. Owners will also be sent copies of the annual and semi-annual report to shareholders for each Fund in which they are indirectly invested.

SUPPLEMENTAL BENEFITS AND/OR RIDERS

     The following supplemental benefits and/or riders may be available and may be added to a Policy. The supplemental benefits and/or riders may not be available in all states. Monthly charges for these benefits and/or riders are deducted from Policy Value as part of the monthly deduction. The supplemental benefits and/or riders available with the Policies provide fixed benefits that do not vary with the investment experience of the Variable Account.

     CHILDREN'S TERM LIFE INSURANCE RIDER. This rider provides a death benefit payable upon the death of a covered child. This rider has no cash value.

     SPOUSE'S TERM LIFE INSURANCE RIDER. This rider provides a death benefit payable upon the death of the Insured's spouse. This rider has no cash value.

     DISABILITY BENEFIT RIDER. This rider provides for the waiver of the monthly deduction under the Policy during the total disability of the Owner.

     LONG TERM CARE MONTHLY BENEFIT RIDER. This rider provides a monthly benefit payable while the Insured is confined in a long term care facility for up to a stated maximum benefit period. This rider has no cash value.

     ADDITIONAL TERM LIFE INSURANCE RIDER. This rider provides an additional death benefit payable upon the death of the Insured. This rider has no cash value.

     OTHER INSURED TERM LIFE INSURANCE RIDER. This rider provides a death benefit payable upon the death of an Other Insured Person named in the Policy. This rider has no cash value.

     IMMINENT DEATH RIDER. This rider provides for the accelerated payment of a portion of the death benefit upon evidence of the Insured's imminent death (within six months). This rider has no cash value.

     Additional rules and limits apply to these supplemental benefits and/or riders.

                       FEDERAL INCOME TAX CONSIDERATIONS

INTRODUCTION

     The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon VFL's understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

     In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements should be applied is limited. Nevertheless, VFL believes that Policies issued on a standard premium class basis should satisfy the applicable requirements. There is less guidance, however, with respect to Policies issued on a substandard basis, and it is not clear whether such Policies will in all cases satisfy the applicable requirements, particularly if the Owner pays the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

     In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an Owner to allocate premium payments and Policy Value and the narrow investment objective of certain Funds, have not been explicitly addressed in published rulings. While VFL believes that the Policies do not give Owners investment control over Separate Account assets, VFL reserves the right to modify the Policies as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Policy.

     In addition, the Internal Revenue Code requires that the investments of the Separate Accounts be adequately diversified in order for the Policies to be treated as life insurance contracts for federal income tax purposes. It is intended that the Separate Accounts, through the Funds, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     In General. VFL believes that the death benefit under a Policy should be excludible from the gross income of the Beneficiary.


     Federal, state and local transfer, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. A tax advisor should be consulted on these consequences.

     Generally, the Owner will not be deemed to be in constructive receipt of the Policy's Policy Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a Modified Endowment Contract.

     Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as a Modified Endowment Contracts, with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven Policy years or seven years following a material change to the Policy. Certain changes in a Policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective Owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

     Distributions Other Than Death Benefits from Modified Endowment Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

   - All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, are treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Owner's investment in the Policy only after all gain has been distributed.

   - Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed in same manner as surrenders and withdrawals.

   - A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary or designated Beneficiary.

     Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than death benefits from a Policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

     Loans from or secured by a Policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with Policy loans after the later of the 10th Policy Anniversary or Attained Age 65 is less clear and a tax advisor should be consulted about such loans.


     Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

     Investment in the Policy. The Owner's investment in the Policy is generally the aggregate premium payments. When a distribution is taken from the Policy, the Owner's investment in the Policy is reduced by the amount of the distribution that is tax-free.


     Tax Treatment of Settlement Options. Under the Code, a portion of the settlement option payments which are in excess of the death benefit proceeds are included in the beneficiary's taxable income. Under a settlement option payable for the lifetime of the beneficiary, the death benefit proceeds are divided by the beneficiary's life expectancy (or joint life expectancy in the case of a joint and survivor option) and proceeds received in excess of these prorated amounts are included in taxable income. The value of the death benefit proceeds is reduced by the value of any period certain or refund guarantee. Under a fixed payment or fixed period option, the death benefit proceeds are prorated by dividing the proceeds over the payment period under the option. Any payments in excess of the prorated amount will be included in taxable income.


     Policy Loans. In general, interest on a Policy loan will not be deductible. Before taking out a Policy loan, an Owner should consult a tax advisor as to the tax consequences.

     Multiple Policies. All Modified Endowment Contracts that are issued by VFL (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount that would be included in the Owner's income when a taxable distribution occurs.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

     If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ. A competent tax advisor should be consulted in connection with such a purchase.

     The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a current fringe benefit, and must be included annually in the plan participant's gross income. VFL reports this cost to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Policy's Policy Value is not taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 (ERISA). You should consult a qualified advisor regarding ERISA.

     Department of Labor regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the Department of Labor regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified advisor before requesting a loan under a Policy held in connection with a retirement plan.

BUSINESS USES OF THE POLICY

     Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If an Owner is purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, he or she should consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Policy.

VFL'S TAXES

     Under current federal income tax law, VFL is not taxed on the Separate Account's operations. Thus, currently VFL does not deduct charges from the Separate Account for its federal income taxes. VFL reserves the right to charge the Separate Account for any future federal income taxes that it may incur.

     Under current laws in several states, VFL may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, VFL may deduct charges for such taxes.


                  OTHER INFORMATION ABOUT THE POLICIES AND VFL

SALE OF THE POLICIES

     CNA Investor Services, Inc. ("CNA/ISI"), which is located at CNA Plaza, Chicago, Illinois 60685, is principal underwriter and distributor of the Policies as well as of other policies issued through other separate accounts of VFL or affiliates of VFL. CNA/ISI is an affiliate of VFL, is registered with the SEC as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VFL pays CNA/ISI for acting as principal underwriter under a distribution agreement. The Policies are offered on a continuous basis and VFL does not anticipate discontinuing the offer.

     Applications for Policies are solicited by agents who are licensed by applicable state insurance authorities to sell VFL insurance contracts and who are registered representatives of a broker-dealer having a selling agreement with CNA/ISI or with CNA/ISI directly. Such broker-dealers generally receive commissions based on a percent of premium payments made (up to a maximum of 100%) plus a percent of Policy Values (up to a maximum of 1.00% a year). The writing agent receives a percentage of these commissions from the respective broker-dealer, depending on the practice of that broker-dealer. Owners do not pay these commissions. Total commissions may be as high as 130% of target premium which would be split between wholesale and retail broker dealer.

VOTING PRIVILEGES

     In accordance with current interpretations of applicable law, VFL votes Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or VFL otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

     The number of votes that an Owner has the right to instruct is calculated separately for each Subaccount, and may include fractional votes. While the Insured is still living and the Policy is in force prior to the Maturity Date, an Owner holds a voting interest in each Subaccount to which Variable Policy Value is allocated. For each Owner, the number of votes attributable to a Subaccount is determined by dividing the Owner's Subaccount Value by the Net Asset Value Per Share of the Fund in which that Subaccount invests.

     After the Maturity Date, the Payee under a Settlement Option has a voting interest in each Subaccount from which variable Settlement Payments are made. For each such Payee, the number of votes attributable to a Subaccount is determined by dividing the liability for future variable Settlement Payments to be paid from that Subaccount by the Net Asset Value Per Share of the Fund in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the selected Benchmark Rate of Return and the Settlement Unit value of that Subaccount on the date that the number of votes is determined. As Variable Settlement Payments are made to the Payee, the liability for future payments decreases as does the number of votes.


     The number of votes available to an Owner or Payee is determined as of the date coinciding with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions are solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner or Payee having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Fund in which that Subaccount invests.

     Fund shares as to which no timely instructions are received and shares held by VFL in a Subaccount as to which no Owner or Payee has a beneficial interest are voted in proportion to the voting instructions that are received with respect to all Policies participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter. Under the 1940 Act, certain actions affecting the Variable Account may require Owner approval. In that case, an Owner will be entitled to vote in proportion to his or her Variable Policy Value.

     VFL may, if required by state insurance regulators, disregard Owner and Payee voting instructions if such instructions would require Fund shares to be voted so as to cause a change in sub-classification or investment objectives of a Fund, or to approve or disapprove an investment management agreement or an investment advisory agreement. In addition, VFL may under certain circumstances disregard voting instructions that would require changes in an investment management agreement, investment manager, an investment advisory agreement or an investment adviser of a Fund, provided that VFL reasonably disapproves of such changes in accordance with applicable regulations under the 1940 Act. If VFL ever disregards voting instructions, Owners and Payees will be advised of that action and of the reasons for such action in the next semiannual report for the appropriate Fund.

DIRECTORS AND EXECUTIVE OFFICERS

     The name, age, positions and offices, term as director, and business experience during the past five years for the VFL's directors and executive officers are listed in the following table:

                                      OFFICERS OF VFL
- -------------------------------------------------------------------------------------------
                                       POSITION(S)
                                       HELD           PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                 AGE   WITH VFL       DURING PAST FIVE YEARS
- ----------------                 ---   -----------    -----------------------
Bernard L. Hengesbaugh           52    Director,      Chairman of the Board and Chief
CNA Plaza                              Chairman of    Executive Officer of CNA since
Chicago, IL 60685                      the Board and  February, 1999. Prior thereto, Mr.
                                       Chief          Hengesbaugh was Executive Vice
                                       Executive      President and Chief Operating Officer
                                       Officer        of CNA since February, 1998. Prior
                                                      thereto, Mr. Hengesbaugh was Senior
                                                      Vice President of CNA since November,
                                                      1990. Mr. Hengesbaugh has served as a
                                                      Director of VFL since February, 1999.
Peter E. Jokiel                  51    Senior Vice    Senior Vice President of CNA since
CNA Plaza                              President      November, 1990. Chief Financial
Chicago, IL 60685                                     Officer of CNA from November, 1990
                                                      through October, 1997. Mr. Jokiel
                                                      served as a Director of VFL from
                                                      July, 1992 through October, 1997.
Jonathan D. Kantor               43    Senior Vice    Senior Vice President, Secretary and
CNA Plaza                              President,     General Counsel of CNA since April,
Chicago, IL 60685                      Secretary,     1997. Group Vice President of CNA
                                       General        since April, 1994. Prior thereto, Mr.
                                       Counsel and    Kantor was a partner at the law firm
                                       Director       of Shea & Gould.* Mr. Kantor has
                                                      served as a Director of VFL since
                                                      April, 1997.
Robert V. Deutsch                39    Senior Vice    Senior Vice President, Chief Financial
CNA Plaza                              President,     Officer and Director since August 16,
Chicago, IL 60685                      Chief          1998.  Prior thereto, Officer for
                                       Financial      Executive Risk, Inc.
                                       Officer,
                                       Director
Thomas Pontarelli                51    Senior Vice    Senior Vice President, Human Resources
CNA Plaza                              President,     since April 2000. Prior thereto, Group
Chicago, IL 60685                      Director       Vice President, Human Resources. From
                                                      May 1974 to December 1997, series of
                                                      positions culminating in the position
                                                      of Chairman, CEO and President of
                                                      Washington National Insurance Company.


Donald P. Lofe, Jr.              42    Group Vice     Group Vice President, Corporate Finance
CNA Plaza                              President,     Department since October 1998.  Prior
Chicago, IL 60685                      Director       thereto, partner-in-charge of
                                                      PricewaterhouseCoopers LLP.



John M. Squarok                  46    Group Vice     Group Vice President of CNA since July
CNA Plaza                              President and  1998.  Prior thereto, Mr. Squarok was
Chicago, IL 60685                      Director       Chief Financial Officer of various
                                                      businesses of GE Capital from August
                                                      1988 until July 1998.  Director since
                                                      August 1998.

- ------------------------------------
* Shea & Gould declared bankruptcy in 1995.

     Each director is elected to serve until the next annual meeting of stockholders or until his or her successor is elected and shall have qualified. Some directors hold various executive positions with insurance company affiliates of VFL. Executive officers serve at the discretion of the Board of Directors.

COMPANY HOLIDAYS

     VFL is closed on the following days: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

STATE REGULATION

     VFL is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines the financial condition and operations of VFL. VFL is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

     VFL is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.

ADDITIONAL INFORMATION

     A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

     The financial statements for Valley Forge Life Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements for each of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Life Separate Account as of and for the year ended December 31, 1999 (for the two years ended December 31, 1999 with respect to the statements of changes in net assets) included in this Prospectus which is part of this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the registration statement, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     Actuarial  matters included in this prospectus have been examined by Rodney
E. Rishel, Jr., FSA, MAAA, whose opinion is filed as an exhibit to the registration statement.

                                    GLOSSARY

     ATTAINED AGE -- The Insured's age as of the nearest birthday on the Policy Effective Date, plus the number of complete Policy Years since the Policy Effective Date.

     BENEFICIARY -- The person(s) to whom the Death Benefit Proceeds are paid upon the death of the Insured. The Owner may designate primary, contingent, and irrevocable Beneficiaries.

     CANCELLATION PERIOD -- The period shown in the Policy during which the Owner may cancel the Policy for a refund by returning it to VFL.

     CASH VALUE -- Policy Value minus any applicable Surrender Charge.

     CODE -- The Internal Revenue Code of 1986, as amended.

     CONTINGENT BENEFICIARY -- The person(s) to whom the Death Benefit Proceeds are paid upon the death of the Insured if the primary Beneficiary (or Beneficiaries) is not living.

     DEATH BENEFIT -- The amount payable to the Beneficiary under a Death Benefit Option before adjustments if the Insured dies while the Policy is in force before the Maturity Date.

     DEATH BENEFIT OPTION -- One of two options that an Owner may select for the computation of the Death Benefit Proceeds.

     DEATH BENEFIT PROCEEDS -- The total amount payable to the Beneficiary if the Insured dies while the Policy is in force before the Maturity Date.

     DUE PROOF OF DEATH -- Proof of death satisfactory to VFL. Due Proof of Death may consist of the following: (a) a certified copy of the death record;
(b) a certified copy of a court decree reciting a finding of death; or (c) any other proof satisfactory to VFL.

     FIXED ACCOUNT -- Part of VFL's General Account to which Policy Value may be transferred or Net Premium Payments may be allocated under a Policy.

     FIXED POLICY VALUE -- The Policy Value in the Fixed Account.

     FUND -- Any open-end management investment company or investment portfolio thereof, or unit investment trust or series thereof, in which a Subaccount invests.

     GENERAL ACCOUNT -- The assets of VFL other than those allocated to the Variable Account or any other separate account of VFL.

     GRACE PERIOD -- A 61-day period during which an Owner may make premium payments to cover the overdue (and other specified) monthly deductions and thereby prevent the Policy from Lapsing.

     GUIDELINE ANNUAL PREMIUM -- The "guideline annual premium" as defined in applicable regulations under the Investment Company Act of 1940, as amended.

     INITIAL SPECIFIED AMOUNT -- The Specified Amount on the Policy Effective Date.

     INSURED -- The person whose life is insured by the Policy.

     ISSUE AGE -- The Insured's age as of the nearest birthday on the Policy Effective Date.

     LAPSE -- Termination of the Policy at the expiration of the Grace Period while the Insured is still living before the Maturity Date.


     LOAN ACCOUNT -- A portion of VFL's General Account to which Variable Policy Value or Fixed Policy Value is transferred to provide collateral for any loan taken under the Policy.

     LOAN ACCOUNT VALUE -- The Policy Value in the Loan Account.

     LOAN AMOUNT -- At any time other than a Policy Anniversary, the Loan Account Value plus any interest charges accrued on the Loan Account Value up to that time. On a Policy Anniversary, the Loan Amount equals the Loan Account Value.

     MATURITY DATE -- The date shown in the Policy on which the Owner is paid the Surrender Value, if any, provided the Insured is still living while the Policy is in force. It is the Policy Anniversary nearest the Insured's 95th birthday.

     MINIMUM INITIAL PREMIUM PAYMENT -- The amount shown in the Policy that the Owner must pay before coverage becomes effective under the Policy.

     MINIMUM MONTHLY PREMIUM PAYMENT -- The minimum amount of monthly premium payments (or the equivalent) that an Owner must make in order for the Lapse Prevention Guarantee to remain in effect.

     MONTHLY ANNIVERSARY DAY -- The same day as the Policy Effective Date for each succeeding month.

     NET AMOUNT AT RISK -- As of any Monthly Anniversary Day, the Death Benefit under the Policy (discounted for the upcoming month) less the Policy Value (before the deduction of the monthly policy fee, monthly first-year issue fee and the cost of additional benefits provided by rider).

     NET ASSET VALUE PER SHARE -- The value per share of any Fund on any Valuation Day. The method of computing the Net Asset Value is described in the prospectuses for the Funds.

     NET PREMIUM PAYMENT -- Any premium payment less any premium tax charge, deferred acquisition cost tax charge, and sales charge deducted from the premium payment.

     OWNER -- The person or persons who owns (or own) the Policy and who is
(are) entitled to exercise all rights and privileges provided in the Policy. The maximum number of joint Owners is two. References in this prospectus to an action by the "Owner" mean, in the case of joint Owners, both Owners acting jointly.

     OTHER INSURED PERSON -- The person named in the Policy upon whose death a death benefit is payable.

     PLANNED PERIODIC PREMIUM PAYMENT -- The premium payment selected by the Owner as a level amount that he or she (or they) plans to pay on a monthly, quarterly, semi-annual or annual basis over the life of the Policy.

     POLICY ANNIVERSARY -- The same date in each Policy Year as the Policy Effective Date.

     POLICY EFFECTIVE DATE -- The date shown in the Policy from which Policy Years and various other periods described in this prospectus are measured. The Policy Effective Date is never the 29th, 30th or 31st of a month.

     POLICY VALUE -- The sum of the Variable Policy Value, the Fixed Policy Value, and the Loan Account Value.


     POLICY YEAR -- A twelve-month period beginning on the Policy Effective Date or on a Policy Anniversary.

     SERVICE CENTER -- The offices of VFL's administrative department, at PO Box 305139, Nashville, Tennessee 37230-5139 (1-800-262-1755).

     SETTLEMENT OPTION -- The manner in which an Owner or Beneficiary (or Contingent Beneficiary) elects to receive the amount of any surrender or withdrawal or the Death Benefit Proceeds.

     SETTLEMENT PAYMENT -- Payments made by VFL under a Settlement Option.

     SPECIFIED AMOUNT -- A dollar amount selected by the Owner and shown in the Policy that is used to determine the Death Benefit.

     SUBACCOUNT -- A subdivision of the Variable Account, the assets of which are invested in a corresponding Fund.

     SUBACCOUNT VALUE -- The Policy Value in a Subaccount.

     SURRENDER VALUE -- The Cash Value minus any Loan Amount.

     TARGET PREMIUM PAYMENT -- An amount of premium payments, computed separately for each increment of Specified Amount under a Policy, used to compute sales charges and sales surrender charges.

     UNIT -- A unit of measurement used to calculate Variable Policy Value.

     VALUATION DAY -- For each Subaccount, each day on which the New York Stock Exchange is open for business except for certain holidays listed in this prospectus and days that a Subaccount's corresponding Fund does not value its shares.

     VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any valuation day and ends at the close of regular trading on the next succeeding Valuation Day.

     VARIABLE ACCOUNT -- Valley Forge Life Insurance Company Variable Life Separate Account.

     VARIABLE POLICY VALUE -- The sum of all Subaccount Values.

     VFL -- Valley Forge Life Insurance Company.

     WRITTEN NOTICE -- A written notice or request in a form satisfactory to VFL that is signed by the Owner and received at the Service Center.

                          INDEPENDENT AUDITORS' REPORT

To the Contractholders of Valley Forge Life Insurance Company Variable Universal Life Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

     We have audited the accompanying statement of assets and liabilities of the subaccounts of Valley Forge Life Insurance Company Variable Life Separate Account (the "Account") as of December 31, 1999, the statements of operations for the year ended December 31, 1999, and changes in net assets for the two years ended December 31, 1999. The subaccounts that collectively comprise the Account are the Federated Prime Money Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Fidelity Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Variable Insurance Products Fund II Index 500 Portfolio, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, The Alger American Fund Small Capitalization Portfolio, The Alger American Growth Portfolio, The Alger American MidCap Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Growth with Income Series, MFS Limited Maturity Series, MFS Total Return Series, SoGen Overseas Variable Fund, Van Eck Worldwide Hard Assets, Van Eck Emerging Markets Fund, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Flexible Income Portfolio, Janus Aspen International Growth Portfolio and Janus Aspen World Wide Growth Portfolio. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Account as of December 31, 1999, the results of their operations for the year ended December 31, 1999, and the changes in their net assets for the two years ended December 31, 1999, are in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Chicago, Illinois
February 24, 2000

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES


                                                                              FIDELITY
                           FEDERATED    FEDERATED   FEDERATED     FIDELITY      ASSET     FIDELITY      FIDELITY
                          PRIME MONEY    UTILITY   HIGH INCOME  EQUITY-INCOME  MANAGER    INDEX 500    CONTRAFUND
DECEMBER 31, 1999           FUND II      FUND II  BOND FUND II    PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO
-----------------           -------      -------  ------------    ---------   ---------   ---------     ---------
ASSETS:
   Investments, at market
   value (see supplemental
   cost information
   below)                $ 1,337,536   $  123,711   $ 107,312     $ 628,527  $  266,010  $  1,819,650  $ 1,141,432
                         -----------   ----------   ---------     ---------  ----------  ------------  -----------
TOTAL ASSETS               1,337,536      123,711     107,312       628,527     266,010     1,819,650    1,141,432
                         -----------   ----------   ---------     ---------  ----------  ------------  -----------
LIABILITIES:
   Payable for fund
     withdrawals and
     surrenders              (26,564)        (867)         --       (13,051)         --            --     (601,696)
                         -----------   ----------   ---------     ---------  ----------  ------------  -----------
TOTAL LIABILITIES            (26,564)        (867)         --       (13,051)         --            --     (601,696)
                         -----------   ----------   ---------     ---------  ----------  ------------  -----------
NET ASSETS               $ 1,310,972   $  122,844   $ 107,312     $ 615,476  $  266,010  $  1,819,650  $   539,736
                         ===========   ==========   =========     =========  ==========  ============  ===========
SUPPLEMENTAL COST
   INFORMATION:
   Investments, at cost  $ 1,310,972   $  122,453   $ 109,593     $ 623,780  $  247,427  $  1,879,231  $ 1,080,717
                         ===========   ==========   =========     =========  ==========  ============  ===========

                                          JANUS                                 JANUS       JANUS        JANUS
                           VAN ECK        ASPEN         JANUS       JANUS       ASPEN       ASPEN        ASPEN
                          EMERGING       CAPITAL        ASPEN       ASPEN     FLEXIBLE  INTERNATIONAL WORLD WIDE
                           MARKETS    APPRECIATION     GROWTH     BALANCED     INCOME      GROWTH       GROWTH
DECEMBER 31, 1999           FUND        PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
-----------------           ----        ---------     ---------   ---------   ---------   ---------    ---------
ASSETS:
Investments, at market
   value (see supplemental
   cost information
   below)                $   85,808  $     231,654  $    118,851  $   12,165  $     217   $  31,404    $   94,996
                         ----------  -------------  ------------  ----------  ---------   ---------    ----------
TOTAL ASSETS                 85,808        231,654       118,851      12,165        217      31,404        94,996
                         ----------  -------------  ------------  ----------  ---------   ---------    ----------
LIABILITIES:
   Payable for fund
     withdrawals and
     surrenders                  --             --            --         (23)        (1)        (14)           --
                         ----------  -------------  ------------  ----------  ---------   ---------    ----------
TOTAL LIABILITIES                --             --            --         (23)        (1)        (14)           --
                         ----------  -------------  ------------  ----------  ---------   ---------    ----------
NET ASSETS               $   85,808  $     231,654  $    118,851  $   12,142  $     216   $  31,390    $   94,996
                         ==========  =============  ============  ==========  =========   =========    ==========
SUPPLEMENTAL COST
   INFORMATION:
   Investments,
     at cost             $   60,834  $     192,395  $    102,538  $   11,102  $     215   $  26,521    $   77,201
                         ==========  =============  ============  ==========  =========   =========    ==========

                See accompanying Notes to Financial Statements.


THE ALGER                  THE ALGER                                 MFS                                             VAN ECK
AMERICAN       THE ALGER    AMERICAN       MFS                     GROWTH         MFS           MFS        SOGEN     WORLDWIDE
SMALL          AMERICAN      MIDCAP      EMERGING        MFS        WITH        LIMITED        TOTAL     OVERSEAS      HARD
CAPITALIZATION  GROWTH       GROWTH       GROWTH      RESEARCH     INCOME      MATURITY       RETURN     VARIABLE     ASSETS
PORTFOLIO      PORTFOLIO   PORTFOLIO      SERIES       SERIES      SERIES       SERIES        SERIES       FUND        FUND
---------      ---------   ---------      ------       ------      ------       ------        ------       ----        ----
306,155     $  1,359,820   $ 457,509   $   915,394   $  428,976  $   502,242  $   77,690    $   341,613   $  288,735  $ 23,391
-------     ------------   ---------   -----------   ----------  -----------  ----------    -----------   ----------  --------
306,155        1,359,820     457,509       915,394      428,976      502,242      77,690        341,613      288,735    23,391
-------     ------------   ---------   -----------   ----------  -----------  ----------    -----------   ----------  --------
(14,699)              --      (3,400)           (8)      (2,698)        (373)     (4,181)            --           --       (26)
-------     ------------   ---------   -----------   ----------  -----------  ----------    -----------   ----------  --------
(14,699)              --      (3,400)           (8)      (2,698)        (373)     (4,181)            --           --       (26)
-------     ------------   ---------   -----------   ----------  -----------  ----------    -----------   ----------  --------
291,456     $  1,359,820  $  454,109   $   915,386   $  426,278  $   501,869 $    73,509    $   341,613   $  288,735   $23,365
=======     ============  ==========   ===========   ==========  =========== ===========    ===========  ===========  ========
253,752     $  1,193,861  $  387,900   $   686,138   $  348,548  $   466,568 $    77,882    $   350,610   $  247,934  $ 22,339
=======     ============  ==========   ===========   ==========  =========== ===========    ===========  ===========  ========



                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                                              FIDELITY
FOR THE YEAR            FEDERATED    FEDERATED    FEDERATED      FIDELITY       ASSET      FIDELITY     FIDELITY
ENDED                  PRIME MONEY    UTILITY    HIGH INCOME   EQUITY-INCOME   MANAGER     INDEX 500   CONTRAFUND
DECEMBER 31, 1999        FUND II      FUND II   BOND FUND II     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-----------------        -------      -------   ------------     ---------    ---------    ---------    ---------
Investment income:
  Dividend income     $  34,277    $   5,412     $   6,010     $   18,590    $   13,097   $    8,382    $   16,984
                      ---------    ---------     ---------     ----------    ----------   ----------    ----------
                         34,277        5,412         6,010         18,590        13,097        8,382        16,984
                      ---------    ---------     ---------     ----------    ----------   ----------    ----------
Expenses:
  Mortality and
  expense risk
  charges                 6,667          803           750          4,465         1,936        9,965         6,231
  Policy fees/Cost
  of insurance           75,698       10,867        12,804         52,685        20,302      135,236        78,259
                      ---------    ---------     ---------     ----------    ----------   ----------    ----------
                         82,365       11,670        13,554         57,150        22,238      145,201        84,490
                      ---------    ---------     ---------     ----------    ----------   ----------    ----------
  NET INVESTMENT
    INCOME (LOSS)       (48,088)      (6,258)       (7,544)       (38,560)       (9,141)    (136,819)      (67,506)
Investment gains and
  (losses):
  Net realized gains
  (losses)                    -          750        (2,687)         4,507         6,698       69,785       142,245
  Net unrealized gains
  (losses)                    -       (3,365)       (2,743)       (22,236)       11,758     (105,956)     (584,391)
                      ---------    ---------     ---------     ----------    ----------   ----------    ----------
  NET REALIZED AND
    UNREALIZED
    INVESTMENT GAINS
    (LOSSES)                  -       (2,615)       (5,430)       (17,729)       18,456      (36,171)     (442,146)
                      ---------    ---------     ---------     ----------    ----------   ----------    -----------
NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS          $ (48,088)   $  (8,873)    $ (12,974)    $  (56,289)   $    9,315   $ (172,990)   $ (509,652)
                      =========    =========     =========     ==========    ==========   ==========    ==========


                                      JANUS                                JANUS       JANUS         JANUS
                        VAN ECK       ASPEN          JANUS       JANUS     ASPEN       ASPEN         ASPEN
                       EMERGING      CAPITAL         ASPEN       ASPEN   FLEXIBLE  INTERNATIONAL  WORLD WIDE
FOR THE YEAR ENDED      MARKETS   APPRECIATION      GROWTH     BALANCED   INCOME      GROWTH        GROWTH
DECEMBER 31, 1999        FUND       PORTFOLIO      PORTFOLIO   PORTFOLIO PORTFOLIO   PORTFOLIO     PORTFOLIO
                       --------   ------------     ----------  --------- --------- -------------  -----------
Investment income:
  Dividend income              -           -             -             -         -          -              -
                        --------   ---------      --------     --------- ---------   --------     ----------
                               -           -             -             -         -          -              -
                        --------   ---------      --------     --------- ---------   --------     ----------
Expenses:
    Mortality and
    expense risk
    charges             $    167   $     453      $    133     $      12         -   $     58     $      157
  Policy fees/Cost
    of insurance           6,146       1,330           684           137 $      38        293            651
                        --------   ---------      --------     --------- ---------   --------     ----------
                           6,313       1,783           817           149        38        351            808
                        --------   ---------      --------     --------- ---------   --------     ----------
    NET INVESTMENT
    INCOME (LOSS)         (6,313)     (1,783)         (817)         (149)      (38)      (351)          (808)
Investment gains and
  (losses):
  Net realized gains
    (losses)               6,510      23,381          (237)           11         -     11,007         11,697
  Net unrealized gains
    (losses)              25,767      39,259        16,313         1,040         1      4,869         17,795
                        --------   ---------      --------     --------- ---------   --------     ----------
  NET REALIZED AND
    UNREALIZED
    INVESTMENT GAINS
    (LOSSES)              32,277      62,640        16,076         1,051         1     15,876         29,492
                        --------   ---------      --------     --------- ---------   --------     ----------
NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS            $ 25,964   $  60,857      $ 15,259     $     902 $     (37)  $ 15,525     $   28,684
                        ========   =========      ========     ========= =========   ========     ==========

                See accompanying Notes to Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS

THE ALGER                   THE ALGER                               MFS                                             VAN ECK
AMERICAN       THE ALGER    AMERICAN        MFS                    GROWTH        MFS           MFS         SOGEN   WORLDWIDE
SMALL           AMERICAN     MIDCAP      EMERGING        MFS        WITH      LIMITED         TOTAL      OVERSEAS    HARD
CAPITALIZATION   GROWTH      GROWTH       GROWTH      RESEARCH     INCOME     MATURITY       RETURN      VARIABLE   ASSETS
PORTFOLIO      PORTFOLIO   PORTFOLIO      SERIES       SERIES      SERIES      SERIES        SERIES        FUND      FUND
-------------- ---------   ---------     --------     --------    --------    --------      --------     --------  ---------
$16,693      $    62,822  $   38,874             -    $  2,935  $    1,986  $     4,218   $   12,074  $     3,304  $    190
-------      -----------  ----------    ----------    --------  ----------  -----------   ----------  -----------  --------
 16,693           62,822      38,874             -       2,935       1,986        4,218       12,074        3,304       190
------       -----------  ----------    ----------    --------  ----------  -----------   ----------  -----------  --------
  1,619            7,580       2,650    $    4,133       3,363       3,016          586        2,243        2,004       154
 21,221           90,363      30,100        58,872      36,824      39,310        8,706       26,801       31,183     2,422
------       -----------  ----------    ----------    --------  ----------  -----------   ----------  -----------  --------
 22,840           97,943      32,750        63,005      40,187      42,326        9,292       29,044       33,187     2,576
------       -----------  ----------    ----------    --------  ----------  -----------   ----------  -----------  --------
 (6,147)         (35,121)      6,124       (63,005)    (37,252)    (40,340)      (5,074)     (16,970)     (29,883)   (2,386)
 23,168           77,813       9,208        23,492      10,097       5,229         (210)       4,670       38,990       760
 27,800          122,720      43,822       188,807      59,131      18,997       (3,124)     (14,859)      42,033     1,839
------       -----------  ----------    ----------    --------  ----------  -----------   ----------  -----------  --------
 50,968          200,533      53,030       212,299      69,228      24,226       (3,334)     (10,189)      81,023     2,599
------       -----------  ----------    ----------    --------  ----------  -----------   ----------  -----------  --------
$44,821      $   165,412  $   59,154    $  149,294    $ 31,976  $  (16,114) $    (8,408)  $  (27,159) $    51,140  $    213
=======      ===========  ==========    ==========    ========  ==========  ===========   ==========  ===========  ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FIDELITY
                            FEDERATED   FEDERATED   FEDERATED     FIDELITY      ASSET      FIDELITY      FIDELITY
FOR THE YEAR               PRIME MONEY   UTILITY   HIGH INCOME  EQUITY-INCOME  MANAGER     INDEX 500    CONTRAFUND
ENDED DECEMBER 31, 1999      FUND II     FUND II  BOND FUND II    PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO
-----------------------      -------     -------  ------------    ---------   ---------    ---------     ---------
From operations:
  Net investment
  income (loss)            $  (48,088)  $  (6,258)  $ (7,544)    $ (38,560)  $   (9,141)  $  (136,819)  $  (67,506)
Net realized and
  unrealized investment
  gains (losses)                    -      (2,615)    (5,430)      (17,729)      18,456       (36,171)    (442,146)
                           ----------   ---------   --------     ---------   ----------   -----------   ----------
  Change in net assets
    resulting from
    operations                (48,088)     (8,873)   (12,974)      (56,289)       9,315      (172,990)    (509,652)
                           ----------   ---------   --------     ---------   ----------   -----------   ----------
From capital
  transactions:
  Net premiums/deposits     1,215,907      85,733     78,714       410,539      148,962     1,212,597      672,068
  Surrenders and
    withdrawals                (1,542)         19       (941)        1,122         (523)       (9,452)      (3,707)
  Transfers in (out of)
    subaccounts, net--
    Note 1                   (702,832)     (3,776)   (22,988)      (39,350)      22,540       369,492       53,687
                           ----------   ---------   --------     ---------   ----------   -----------   ----------
    Change in net assets
       resulting from
       capital
       transactions           511,533      81,976     54,785       372,311      170,979     1,572,637      722,048
                           ----------   ---------   --------     ---------   ----------   -----------   ----------
Increase in net assets        463,445      73,103     41,811       316,022      180,294     1,399,647      212,396
Net assets at beginning
  of period                   847,527      49,741     65,501       299,454       85,716       420,003      327,340
                           ----------   ---------   --------     ---------   ----------   -----------   ----------
NET ASSETS AT END OF
  PERIOD                   $1,310,972   $ 122,844   $107,312     $ 615,476   $  266,010   $ 1,819,650   $  539,736
                           ==========   =========   ========     =========   ==========   ===========   ==========
NET ASSET VALUE PER
  UNIT AT END OF PERIOD    $     1.00   $   14.35   $  10.24     $   25.71   $    18.67   $    167.41   $    29.15
                           ==========   =========   ========     =========   ==========   ===========   ==========
UNITS OUTSTANDING AT
  END OF PERIOD             1,310,972       8,561     10,480        23,939       14,248        10,869       18,516
                           ==========   =========   ========     =========   ==========   ===========   ==========

                                                      FEDERATED
                           FEDERATED                    HIGH      FIDELITY    FIDELITY   FIDELITY
                             PRIME      FEDERATED      INCOME      EQUITY      ASSET      INDEX        FIDELITY
                             MONEY       UTILITY        BOND       INCOME     MANAGER      500        CONTRAFUND
                            FUND II      FUND II       FUND II   PORTFOLIO   PORTFOLIO  PORTFOLIO     PORTFOLIO
                           ---------   ------------   ---------  ---------   --------- -------------  ----------
FOR THE YEAR ENDED DECEMBER 31, 1998

From operations:
  Net investment income
    (loss)                 $  (14,476)  $  (3,056)   $ (5,532)  $ (22,666)   $   (6,180)  $  (38,788)  $  (22,765)
  Net realized and
    unrealized investment
    gains (losses)                  -       3,330         192      11,559         6,583       46,453       46,063
                           ----------   ---------    --------   ---------    ----------   ----------   ----------
    Change in net assets
       resulting from
       operations             (14,476)        274      (5,340)    (11,107)          403        7,665       23,298
                           ----------   ---------    --------   ---------    ----------   ----------   ----------
From capital
  transactions:
  Net premiums/deposits     1,100,864      36,000      58,181     263,891        61,909      327,244      246,088
  Surrenders and
    withdrawals                  (572)        (83)       (165)     (2,423)         (129)      (6,058)      (1,201)
  Transfers in (out of)
    subaccounts, net--
    Note 1                   (303,884)       (229)      8,694      22,472        16,042       50,804       36,435
                           ----------   ---------    --------   ---------    ----------   ----------   ----------
    Change in net assets
       resulting from
       capital
       transactions           796,408      35,688      66,710     283,940        77,822      371,990      281,322
                           ----------   ---------    --------   ---------    ----------   ----------   ----------
Increase (decrease)
  in net assets               781,932      35,962      61,370     272,833        78,225      379,655      304,620
Net assets at beginning
  of period                    65,595      13,779       4,131      26,621         7,491       40,348       22,720
NET ASSETS AT END
  OF PERIOD                $  847,527   $  49,741    $ 65,501   $ 299,454    $   85,716   $  420,003   $  327,340
                           ==========   =========    ========   =========    ==========   ==========   ==========
NET ASSET VALUE PER
  UNIT AT END OF PERIOD    $     1.00   $   15.27    $  10.92   $   25.42    $    18.16   $   141.25   $    24.44
                           ==========   =========    ========   =========    ==========   ==========   ==========
UNITS OUTSTANDING AT
  END OF PERIOD               847,527       3,257       5,998      11,780         4,720        2,973       13,394
                           ==========   =========    ========   =========    ==========   ==========   ==========

                See accompanying Notes to Financial Statements.

   THE ALGER                 THE ALGER                             MFS                                           VAN ECK
    AMERICAN    THE ALGER    AMERICAN       MFS                   GROWTH        MFS       MFS         SOGEN     WORLDWIDE   VAN ECK
     SMALL      AMERICAN       MIDCAP    EMERGING       MFS        WITH       LIMITED    TOTAL      OVERSEAS       HARD     EMERGING
CAPITALIZATION   GROWTH       GROWTH      GROWTH     RESEARCH     INCOME      MATURITY   RETURN     VARIABLE      ASSETS    MARKETS
   PORTFOLIO    PORTFOLIO    PORTFOLIO    SERIES      SERIES      SERIES       SERIES    SERIES       FUND         FUND       FUND
   ---------    ---------    ---------    ------      ------      ------       ------    ------       ----         ----       ----
   $ (6,147)   $  (35,121)   $  6,124    $(63,005)   $(37,252)   $(40,340)   $ (5,074)  $(16,970)   $(29,883)    $(2,386)   $(6,313)
     50,968       200,533      53,030     212,299      69,228      24,226      (3,334)   (10,189)     81,023       2,599     32,277
   --------    ----------    --------    --------    --------    --------    --------   --------    --------     -------    -------
     44,821       165,412      59,154     149,294      31,976     (16,114)     (8,408)   (27,159)     51,140         213     25,964
   --------    ----------    --------    --------    --------    --------    --------   --------    --------     -------    -------
    149,226       813,146     190,974     344,008     187,325     301,314      42,954    243,333      94,031      14,568     40,337
     (1,485)      (25,742)       (972)     (3,708)     (1,274)     (2,829)       (315)      (547)      2,448         (75)    (1,098)
    (32,320)      126,761      36,116     139,533       2,955       8,922     (14,192)    (2,322)      6,797      (1,744)     1,766
   --------    ----------    --------    --------    --------    --------    --------   --------    --------     -------    -------
    115,421       914,165     226,118     479,833     189,006     307,407      28,447    240,464     103,276      12,749     41,005
   --------    ----------    --------    --------    --------    --------    --------   --------    --------     -------    -------
    160,242     1,079,577     285,272     629,127     220,982     291,293      20,039    213,305     154,416      12,962     66,969
   $131,214       280,243     168,837     286,259     205,296     210,576      53,470    128,308     134,319      10,403     18,839
   --------    ----------    --------    --------    --------    --------    --------   --------    --------     -------    -------
   $291,456    $1,359,820    $454,109    $915,386    $426,278    $501,869    $ 73,509   $341,613    $288,735     $23,365    $85,808
   ========    ==========    ========    ========    ========    ========    ========   ========    ========     =======    =======
   $  55.15    $    64.38    $  32.23    $  37.94    $  23.34    $  21.31    $   9.81   $  17.75    $  14.18     $ 10.96    $ 14.26
   ========    ==========    ========    ========    ========    ========    ========   ========    ========     =======    =======
      5,285        21,122      14,090      24,127      18,264      23,551       7,493     19,245      20,362       2,132      6,017
   ========    ==========    ========    ========    ========    ========    ========   ========    ========     =======    =======

   $ (3,424)   $   (6,097)   $ (9,436)   $(22,642)   $(15,787)   $(18,580)   $ (4,763)  $ (5,524)   $(14,549)    $  (417)   $(3,614)
      4,449        44,836      22,499      40,816      18,836      12,276        (499)     6,093      (3,210)     (3,800)    (3,708)
   --------    ----------    --------    --------    --------    --------    --------   --------    --------     -------    -------
      1,025        38,739      13,063      18,174       3,049      (6,304)     (5,262)       569     (17,759)     (4,217)    (7,322)
   --------    ----------    --------    --------    --------    --------    --------   --------    --------     -------    -------
     88,005       171,948     119,140     214,349     173,364     141,269      47,751     97,181     135,934       9,690     20,390
       (313)       (1,636)     (1,360)       (734)     (2,718)     (2,367)       (363)      (194)     (2,482)       (156)      (296)
     26,949        37,058      26,519      27,749      11,059      51,081          (7)    28,785       5,437        (816)      (690)
   --------    ----------    --------    --------    --------    --------    --------   --------    --------     -------    -------
    114,641       207,370     144,299     241,364     181,705     189,983      47,381    125,772     138,889       8,718     19,404
   --------    ----------    --------    --------    --------    --------    --------   --------    --------     -------    -------
    115,666       246,109     157,362     259,538     184,754     183,679      42,119    126,341     121,130       4,501     12,082
     15,548        34,134      11,475      26,721      20,542      26,897      11,351      1,967      13,189       5,902      6,757
   --------    ----------    --------    --------    --------    --------    --------   --------    --------     -------    -------
   $131,214    $  280,243    $168,837    $286,259    $205,296    $210,576    $ 53,470   $128,308    $134,319     $10,403    $18,839
   ========    ==========    ========    ========    ========    ========    ========   ========    ========     =======    =======
   $  43.97    $    53.22    $  28.87    $  21.47    $  19.05    $  20.11    $  10.16   $  18.12    $  10.07     $  9.20    $  7.12
   ========    ==========    ========    ========    ========    ========    ========   ========    ========     =======    =======
      2,984         5,266       5,848      13,333      10,777      10,471       5,263      7,081      13,339       1,131      2,646
   ========    ==========    ========    ========    ========    ========    ========   ========    ========     =======    =======

                See accompanying Notes to Financial Statements.

                                           JANUS                                   JANUS        JANUS        JANUS
                                           ASPEN         JANUS        JANUS        ASPEN        ASPEN        ASPEN
                                          CAPITAL        ASPEN        ASPEN       FLEXIBLE  INTERNATIONAL  WORLD WIDE
                                       APPRECIATION     GROWTH       BALANCED      INCOME       GROWTH       GROWTH
FOR THE YEAR ENDED DECEMBER 31, 1999     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
------------------------------------     ---------     ---------    ---------    ---------    ---------     ---------
From operations:
   Net investment income (loss)         $   (1,783)  $      (817)   $    (149)  $      (38)   $    (351)   $      (808)
   Net realized and unrealized
     investment gains (losses)              62,640        16,076        1,051            1       15,876         29,492
                                        ----------   -----------    ---------   ----------    ---------    -----------
     Change in net assets resulting
         from operations                    60,857        15,259          902          (37)      15,525         28,684
                                        ----------   -----------    ---------   ----------    ---------    -----------
From capital transactions:
   Net premiums/deposits                   170,800       103,592       11,240          253       15,865         66,312
   Surrenders and withdrawals                    -             -            -            -            -              -
   Transfers in (out of) subaccounts,
     net--Note 1                                (3)            -            -            -            -              -
                                        ----------   -----------    ---------   ----------    ---------    -----------
     Change in net assets resulting
         from capital transactions         170,797       103,592       11,240          253       15,865         66,312
                                        ----------   -----------    ---------   ----------    ---------    -----------
Increase in net assets                     231,654       118,851       12,142          216       31,390         94,996
Net assets at beginning of period                -             -            -            -            -              -
                                        ----------   -----------    ---------   ----------    ---------    -----------
NET ASSETS AT END OF PERIOD             $  231,654   $   118,851    $  12,142   $      216    $  31,390    $    94,996
                                        ==========   ===========    =========   ==========    =========    ===========
NET ASSET VALUE PER UNIT AT
   END OF PERIOD                        $    33.17   $     33.65    $   27.92   $    11.42    $   38.67    $     47.75
                                        ==========   ===========    =========   ==========    =========    ===========
UNITS OUTSTANDING AT END OF PERIOD           6,984         3,532          435           19          812          1,989
                                        ==========   ===========    =========   ==========    =========    ===========

                 See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1999


                              NOTE 1. ORGANIZATION

     Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Capital Select variable life policy ("Policy"). Under the terms of the Policy, policyowners select where the net premium payments of the Policy are invested. The policyowner may choose to invest in either the Variable Account, the fixed account ("Fixed Account") or both the Variable Account and Fixed Account. Policyholders who invest in the Variable Account are hereinafter referred to as the contractholder.

     The Variable Account currently offers 24 subaccounts each of which invests in shares of a corresponding fund ("Fund"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

INVESTMENT ADVISOR:                                          INVESTMENT ADVISOR:
  FUND/SUBACCOUNT                                               FUND/SUBACCOUNT

FEDERATED ADVISERS:                                      MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  Federated Prime Money Fund II                            MFS Emerging Growth Series
  Federated Utility Fund II                                MFS Research Series
  Federated High Income Bond Fund II                       MFS Growth With Income Series
                                                           MFS Limited Maturity Series (closed to
FIDELITY MANAGEMENT & RESEARCH COMPANY:                      new investments)
  Fidelity Variable Insurance Products                     MFS Total Return Series
     Fund Equity-Income Portfolio
     ("Fidelity Equity-Income Portfolio")                SOCIETE GENERALE ASSET MANAGEMENT
  Fidelity Variable Insurance Products                     CORP.:
     Fund II Asset Manager Portfolio                       SoGen Overseas Variable Fund
     ("Fidelity Asset Manager Portfolio")
  Fidelity Variable Insurance Products                   VAN ECK ASSOCIATES CORPORATION:
     Fund II Index 500 Portfolio                           Van Eck Worldwide Hard Assets Fund
     ("Fidelity Index 500 Portfolio")                      Van Eck Emerging Markets Fund
  Fidelity Variable Insurance Products
     Fund II Contrafund Portfolio                        JANUS CAPITAL CORPORATION--
     ("Fidelity Contrafund Portfolio")                     INSTITUTIONAL CLASS:
                                                           Janus Aspen Capital Appreciation Portfolio
FRED ALGER MANAGEMENT, INC.:                               Janus Aspen Growth Portfolio
  The Alger American Small Capitalization                  Janus Aspen Balanced Portfolio
     Portfolio                                             Janus Aspen Flexible Income Portfolio
  The Alger American Growth Portfolio                      Janus Aspen International Growth Portfolio
  The Alger American MidCap Growth Portfolio               Janus Aspen World Wide Growth Portfolio


     The Fixed Account is part of the general account of VFL and is an investment option available to contractholders. The Fixed Account has not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Account.

     The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Account, or transfer all or part of amounts in the Fixed Account to any subaccount(s). The MFS Limited Maturity Series subaccount is not available to receive transfers from new participants as of May 1, 1999.

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the statement of operations.

     INVESTMENT INCOME--Investment income consists of dividends declared by the Funds which are recognized on the date of record.

     REALIZED INVESTMENT GAINS AND LOSSES--Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method.

     FEDERAL INCOME TAXES--Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

                         NOTE 3. CHARGES AND DEDUCTIONS

     Monthly deductions are made from each contractholder's account under the terms of the Policy to compensate VFL for certain administration expenses. The policy fee is $6 per month. In addition, in the first year of a policy another $20 per month is deducted. Furthermore, in the event of an increase to the death benefit of the Policy, an additional fee of $10 per month is deducted for the twelve months subsequent to the death benefit increase. A deduction is also made for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. All of the foregoing charges are deducted from the contractholder's investment in the Fixed Account and the subaccounts of the Variable Account in proportion to the contractholder's investments in such accounts.

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is equal to an annual rate of 0.90% of the net assets of the Variable Account during the first 10 policy years and an annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

     VFL deducts an amount equal to 3.5% from each premium payment (deposit) made by the contractholder to cover federal tax liabilities and state and local premium taxes. An additional deduction for sales charges is made from premium payments (deposits). Such deduction is made under the terms of the Policy and ranges from 2% to 4% of the premium payments (deposits). Net premiums after these deductions are invested in the mutual funds.

     VFL permits 12 transfers between and among the subaccounts (one of which can be applied to the Fixed Account) per policy year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.



                      NOTE 4. DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the mutual funds satisfy the diversification requirement of the regulations.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Stockholder
Valley Forge Life Insurance Company

         We have audited the accompanying balance sheets of Valley Forge Life Insurance Company (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, a wholly owned subsidiary of CNA Financial Corporation, an affiliate of Loew's Corporation) as of December 31, 1999 and 1998, and the related statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, such financial statements present fairly, in all material respects, the financial position of Valley Forge Life Insurance Company as of December 31, 1999 and 1998, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

         As discussed in Note 12 to the financial statements, the Company changed its method of accounting for liabilities for insurance-related assessments in 1999.

Deloitte & Touche LLP
Chicago, Illinois
February 23, 2000

                       VALLEY FORGE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS


December 31                                                           1999           1998
-----------                                                        -----------    -----------
(In thousands of dollars)
ASSETS:
   Investments:
   Fixed maturities available-for-sale (amortized cost: $548,444
      and $454,635)                                                $   530,512    $   460,516
   Equity securities available-for-sale (cost: $0 and $981)                 51          2,218
   Policy loans                                                         93,575         74,150
   Other invested assets                                                   433            485
   Short-term investments                                               24,714         81,418
                                                                   -----------    -----------
      TOTAL INVESTMENTS                                                649,285        618,787
Cash                                                                     3,529          3,750
Receivables:
   Reinsurance                                                       2,414,553      2,119,897
   Premium and other                                                    82,852         76,690
   Less allowance for doubtful accounts                                    (12)           (26)
Deferred acquisition costs                                             127,297        111,963
Accrued investment income                                               11,066          7,721
Receivables for securities sold                                          2,426           --
Federal income tax recoverable                                           4,316           --
Other                                                                    4,883            902
Separate Account business                                              209,183         73,745
                                                                   -----------    -----------
   TOTAL ASSETS                                                    $ 3,509,378    $ 3,013,429
                                                                   ===========    ===========
LIABILITIES AND STOCKHOLDER'S EQUITY:
Liabilities:
   Insurance reserves:
     Future policy benefits                                        $ 2,751,396    $ 2,438,305
     Claims and claim expense                                          139,653         93,001
     Policyholders' funds                                               43,466         42,746
Payables for securities purchased                                        2,421            370
Federal income taxes payable                                              --            6,468
Deferred income taxes                                                    2,694          6,213
Due to affiliates                                                       12,435          1,946
Commissions and other payables                                          95,976         86,815
Separate Account business                                              209,183         73,745
                                                                   -----------    -----------
   TOTAL LIABILITIES                                                 3,257,224      2,749,609
                                                                   -----------    -----------
Commitments and contingent liabilities
Stockholder's Equity
   Common stock ($50 par value; Authorized--200,000 shares;
     Issued--50,000 shares)                                              2,500          2,500
   Additional paid-in capital                                           69,150         69,150
   Retained earnings                                                   191,464        187,683
   Accumulated other comprehensive income (loss)                       (10,960)         4,487
                                                                   -----------    -----------
      TOTAL STOCKHOLDER'S EQUITY                                       252,154        263,820
                                                                   -----------    -----------
      TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   $ 3,509,378    $ 3,013,429
                                                                   ===========    ===========

                 See accompanying Notes to Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS


Year Ended December 31                               1999         1998        1997
----------------------                            ---------    ---------   ---------
(In thousands of dollars)
Revenues:
   Premiums                                       $ 310,719    $ 315,599   $ 332,172
   Net investment income                             39,148       35,539      29,913
   Realized investment gains (losses)               (19,081)      16,967       4,200
   Other                                              4,545        7,959       6,872
                                                  ---------    ---------   ---------
                                                    335,331      376,064     373,157
                                                  ---------    ---------   ---------
Benefits and expenses:
   Insurance claims and policyholders' benefits     291,547      301,900     307,207
   Amortization of deferred acquisition costs        13,942       11,807      11,818
   Other operating expenses                          23,740       35,813      33,505
                                                  ---------    ---------   ---------
                                                    329,229      349,520     352,530
                                                  ---------    ---------   ---------
   Income before income tax expense and
      cumulative effect of change
      in accounting principle                         6,102       26,544      20,627
Income tax expense                                    2,087        9,091       7,297
                                                  ---------    ---------   ---------
   Income before cumulative effect of change
      in accounting principle                         4,015       17,453      13,330
   Cumulative effect of change in accounting
      principle, net of tax-Note 12                     234         --          --
                                                  ---------    ---------   ---------
   NET INCOME                                     $   3,781    $  17,453   $  13,330
                                                  =========    =========   =========



                 See accompanying Notes to Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY

                       STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                          Accumulated
                                                                                            Other
                                                  Additional  Comprehensive               Comprehensive            Total
                                        Common     Paid-in       Income         Retained     Income            Stockholder's
                                        Stock      Capital       (Loss)         Earnings     (Loss)               Equity
                                      ---------   ----------  -------------     --------  ------------        --------------
(In thousands of dollars)
Balance, December 31, 1996            $   2,500   $  39,150                   $ 156,900   $     990           $ 199,540
Comprehensive income:
   Net income                              --          --     $  13,330          13,330        --                13,330
   Other comprehensive income              --          --         3,390            --         3,390               3,390
                                                              ---------
Total comprehensive income                                    $  16,720
                                                              =========
Balance, December 31, 1997                2,500      39,150                     170,230       4,380             216,260
Capital Contribution from Assurance        --        30,000                        --          --                30,000
Comprehensive income:
   Net income                              --          --     $  17,453          17,453        --                17,453
   Other comprehensive income              --          --           107            --           107                 107
                                                              ---------
Total comprehensive income                                    $  17,560
                                                              =========
Balance, December 31, 1998                2,500      69,150                     187,683       4,487             263,820
Comprehensive income (loss):
   Net income                              --          --     $   3,781           3,781        --                 3,781
   Other comprehensive loss                --          --       (15,447)           --       (15,447)            (15,447)
                                                              ---------
Total comprehensive loss                                      $ (11,666)
                                                              =========
BALANCE, DECEMBER 31, 1999            $   2,500   $  69,150                   $ 191,464   $ (10,960)          $ 252,154
                                      =========   =========   =========       =========   =========           =========


                 See accompanying Notes to Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

December 31                                                             1999           1998           1997
-----------                                                          -----------    -----------    -----------
(In thousands of dollars)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                        $     3,781    $    17,453    $    13,330
   Adjustments to reconcile net income to net
      cash flows from operating activities:
      Deferred income tax provision                                        4,924          2,058          2,581
      Realized investment losses (gains)                                  19,081        (16,967)        (4,200)
      Amortization of bond discount                                       (2,999)        (4,821)        (2,438)
      Changes in:
        Receivables, net                                                (300,832)      (544,920)      (269,787)
        Deferred acquisition costs                                       (13,866)       (16,746)       (20,765)
        Accrued investment income                                         (3,345)        (2,476)          (300)
        Due to/from affiliates                                           (10,489)        37,945         31,500
        Federal income taxes payable and receivable                      (10,784)           493          2,151
        Insurance reserves                                               380,939        541,560        221,252
        Commissions and other payables and other                          25,642        (18,804)        47,212
                                                                     -----------    -----------    -----------
           Total adjustments                                              88,271        (22,678)         7,206
                                                                     -----------    -----------    -----------
           NET CASH FLOWS FROM OPERATING ACTIVITIES                       92,052         (5,225)        20,536
                                                                     -----------    -----------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES
   Purchases of fixed maturities                                      (1,512,848)      (744,431)      (464,361)
   Proceeds from fixed maturities:
      Sales                                                            1,339,905        741,277        278,459
      Maturities, calls and redemptions                                   58,263         33,635         45,442
   Purchases of equity securities                                           --               (5)        (1,334)
   Proceeds from sale of equity securities                                 2,647              5          2,447
   Change in short-term investments                                       59,455        (73,233)        39,301
   Change in policy loans                                                (19,424)        (7,179)        (6,704)
   Change in other invested assets                                           205            (82)          (580)
   Other, net                                                               --             --             --
                                                                     -----------    -----------    -----------
        NET CASH FLOWS FROM INVESTING ACTIVITIES                         (71,797)       (50,013)      (107,330)
                                                                     -----------    -----------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES
   Receipts for investment contracts credited
      to policyholder accounts                                            15,901         30,007        111,478
   Return of policyholder account balances on investment contracts       (36,377)       (25,584)       (24,878)
   Capital contribution from Assurance                                      --           30,000           --
                                                                     -----------    -----------    -----------
        NET CASH FLOWS FROM FINANCING ACTIVITIES                         (20,476)        34,423         86,600
                                                                     -----------    -----------    -----------
        NET CASH FLOWS                                                      (221)       (20,815)          (194)
Cash at beginning of period                                                3,750         24,565         24,759
                                                                     -----------    -----------    -----------
CASH AT END OF PERIOD                                                $     3,529    $     3,750    $    24,565
                                                                     ===========    ===========    ===========
Supplemental disclosures of cash flow information:
   Federal income taxes paid                                         $     8,260    $     6,651    $     2,488
                                                                     ===========    ===========    ===========


                 See accompanying Notes to Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

         Valley Forge Life Insurance Company (VFL) is a wholly-owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly-owned subsidiary of Continental Casualty Company (Casualty) which is wholly-owned by CNA Financial Corporation (CNAF). Loews Corporation owns approximately 86% of the outstanding common stock of CNAF.

         VFL markets and underwrites insurance products designed to satisfy the life, health insurance and retirement needs of individuals and groups. Products available in individual policy form include annuities as well as term and universal life insurance. Products available in group policy form include life, pension, accident and health insurance.

         The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its separate account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

         The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Certain amounts applicable to prior years have been reclassified to conform to classifications followed in 1999.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INSURANCE

         Premium revenue- Revenues on universal life type contracts are comprised of contract charges and fees which are recognized over the coverage period. Accident and health insurance premiums are earned ratably over the terms of the policies after provision for estimated adjustments on retrospectively rated policies and deductions for ceded insurance. Other life insurance premiums are recognized as revenue when due, after deductions for ceded insurance.

         Future policy benefit reserves- Reserves for traditional life insurance products (whole and term life products) are computed based upon the net level premium method using actuarial assumptions as to interest rates, mortality, morbidity, withdrawals and expenses. Actuarial assumptions include a margin for adverse deviation and generally vary by plan, age at issue and policy duration. Interest rates range from 3% to 9%, and mortality, morbidity and withdrawal assumptions reflect VFL and industry experience prevailing at the time of issue. Expense assumptions include the estimated effects of inflation and expenses to be incurred beyond the premium paying period. Reserves for universal life-type contracts are equal to the account balances that accrue to the benefit of the policyholders. Interest crediting rates ranged from 4.45% to 7.25% for the three years ended December 31, 1999.

         Claim and claim expense reserves- Claim reserves include provisions for reported claims in the course of settlement and estimates of unreported losses based upon past experience and estimates of future expenses to be incurred in settlement of claims.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

         Reinsurance- In addition to the Reinsurance Pooling Agreement with Assurance, VFL also assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. VFL utilizes reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposures on larger risks. The reinsurance coverages are tailored to the specific risk characteristics of each product line with VFL's retained amount varying by type of coverage. VFL's reinsurance includes coinsurance, yearly renewable term and facultative programs. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability and future policy benefit reserves.

         Deferred acquisition costs- Cost of acquiring life insurance business are capitalized and amortized based on assumptions consistent with those used for computing future policy benefit reserves. Acquisition costs on traditional life business are amortized over the assumed premium paying periods. Universal life and annuity acquisition costs are amortized in proportion to the present value of the estimated gross profits over the products' assumed durations. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment to the unrealized gains or losses included in stockholder's equity.

INVESTMENTS

         Valuation of investments- VFL classifies its fixed maturities and its equity securities as available-for-sale, and as such, they are carried at fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in net investment income.

         Policy loans are carried at unpaid balances. Short-term investments, which have an original maturity of one year or less, are carried at amortized cost which approximates market value. VFL has no real estate or mortgage loans.

         VFL records its derivative securities at fair value at the reporting date and changes in fair value are reflected in realized investment gains and losses. VFL's derivatives are made up of interest rate caps and purchased options and are classified as other invested assets.

         Investment gains and losses- All securities transactions are recorded on the trade date. Realized investment gains and losses are determined on the basis of the cost of the specific securities sold. Unrealized investment gains and losses on fixed maturities and equity securities are reflected as part of stockholder's equity, net of applicable deferred income taxes and deferred acquisition costs. Investments are written down to estimated fair values and losses are charged to income when a decline in value is considered to be other than temporary.

         Securities lending activities- VFL lends securities to unrelated parties, primarily major brokerage firms. Borrowers of these securities must deposit collateral with VFL equal to 100% of the fair value of the securities if the collateral is cash, or 102% if the collateral is securities. Cash deposits from these transactions are invested in short term investments (primarily commercial paper) and a liability is recognized for the obligation to return the collateral. VFL continues to receive the interest on loaned debt securities as beneficial owner, and accordingly, loaned debt securities are included in fixed maturity securities. VFL had no securities on loan at December 31, 1999 or 1998.

         Separate Account business- VFL writes certain variable annuity contracts and universal life policies. The supporting assets and liabilities of these contracts and policies are legally segregated and reflected as assets and liabilities of Separate Account business. Substantially all assets of the Separate Account business are carried at fair value. Separate Account liabilities are principally obligations due to contractholders and are carried at contract values.

INCOME TAXES

         VFL accounts for income taxes under the liability method. Under the liability method deferred income taxes are recognized for temporary differences between the financial statement and tax return bases of assets and liabilities. Temporary differences primarily relate to insurance reserves, deferred acquisition costs and net unrealized investment gains or losses.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

NOTE 2.  INVESTMENTS

         The significant components of net investment income are presented in the following table:

NET INVESTMENT INCOME

Year Ended December 31             1999      1998      1997
----------------------            -------   -------   -------
(In thousands of dollars)
Fixed maturities--Taxable bonds   $30,851   $27,150   $20,669
Equity securities                      54        72        72
Policy loans                        4,963     4,760     4,264
Short-term investments              2,969     3,803     4,885
Other                                 778       105       201
                                  -------   -------   -------
                                   39,615    35,890    30,091
Investment expense                    467       351       178
                                  -------   -------   -------
  NET INVESTMENT INCOME           $39,148   $35,539   $29,913
                                  =======   =======   =======


         Net realized investment gains (losses) and unrealized appreciation (depreciation) in investments are set forth in the following table:

ANALYSIS OF INVESTMENT GAINS (LOSSES)

Year Ended December 31                                      1999        1998        1997
----------------------                                    --------    --------    --------
(In thousands of dollars)
Realized investment gains (losses):
  Fixed maturities                                        $(20,981)   $ 16,907    $  3,333
  Equity securities                                          1,667           0       1,021
  Other                                                        233          60        (154)
                                                          --------    --------    --------
                                                           (19,081)     16,967       4,200
Income tax benefit (expense)                                 6,679      (5,938)     (1,470)
                                                          --------    --------    --------
    Net realized investment gains (losses)                 (12,402)     11,029       2,730
                                                          --------    --------    --------
Change in net unrealized investment gains (losses):
  Fixed maturities                                         (23,813)        441       5,806
  Equity securities                                         (1,186)        (42)       (607)
  Adjustment to deferred policy acquisition costs
    related to unrealized gains (losses) and other           1,235        (235)         20
                                                          --------    --------    --------
                                                           (23,764)        164       5,219
Deferred income tax (expense) benefit                        8,317         (57)     (1,829)
                                                          --------    --------    --------
    Change in net unrealized investment gains (losses)     (15,447)        107       3,390
                                                          --------    --------    --------
  NET REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)   $(27,849)   $ 11,136    $  6,120
                                                          ========    ========    ========

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

NOTE 2. - (CONTINUED)

SUMMARY OF GROSS REALIZED INVESTMENT GAINS (LOSSES)
FOR FIXED MATURITIES AND EQUITY SECURITIES

Year Ended December 31                                 1999                        1998                      1997
                                                       ----                        ----                      ----
(In thousands of dollars)                      FIXED          EQUITY         Fixed       Equity        Fixed        Equity
                                            MATURITIES      SECURITIES    Maturities   Securities   Maturities    Securities
                                            ----------      ----------    ----------   ----------   ----------    ----------
Proceeds from sales                        $   1,339,905     $  2,647     $  741,277     $  5       $  278,459     $  2,447
                                           =============     ========     ==========     ====       ==========     ========
Gross realized gains                       $       4,399     $  1,667     $   17,604     $ --       $    4,793     $  1,113
Gross realized losses                            (25,380)          --           (697)      --           (1,460)         (92)
                                           -------------     --------     ----------     ----       ----------     --------
   NET REALIZED GAINS (LOSSES)
      ON SALES                             $     (20,981)    $  1,667     $   16,907     $ --       $    3,333     $  1,021
                                           =============     ========     ==========     ====       ==========     ========


ANALYSIS OF NET UNREALIZED INVESTMENT GAINS (LOSSES)
INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

December 31                                                     1999                                    1998
                                                                ----                                    ----
                                                 GAINS         LOSSES          NET         Gains       Losses      Net
(In thousands of dollars)
Fixed maturities                               $      666    $  (18,598)   $  (17,932)   $   6,926    $  (1,045)   $  5,881
Equity securities                                      51          --              51        1,237         --         1,237
Adjustment to deferred policy
   acquisition costs related to
   unrealized gains (losses)
   and other                                        1,468          (448)        1,020         --           (215)       (215)
                                               ----------    ----------    ----------    ---------    ---------    --------
                                               $    2,185    $  (19,046)      (16,861)   $   8,163    $  (1,260)      6,903
                                               ==========    ==========                  =========    =========
Deferred income tax benefit (expense)                                           5,901                                (2,416)
                                                                           ----------                              --------
      NET UNREALIZED INVESTMENT
        GAINS (LOSSES)                                                     $  (10,960)                             $  4,487
                                                                           ==========                              ========

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

SUMMARY OF INVESTMENTS IN FIXED MATURITIES
AND EQUITY SECURITIES AVAILABLE FOR SALE

(In thousands of dollars)                                             GROSS       GROSS
                                                         AMORTIZED  UNREALIZED  UNREALIZED    FAIR
December 31, 1999                                          COST       GAINS      LOSSES      VALUE
-----------------                                        ---------  ---------- -----------  ---------
U.S. Treasuries and obligations of government agencies   $253,041   $   --     $  6,988     $246,053
Asset-backed securities                                   107,275         50      4,200      103,125
Corporate securities                                      164,140         98      6,914      157,324
Other debt securities                                      23,988        518        496       24,010
                                                         --------   --------   --------     --------
   Total fixed maturities                                 548,444        666     18,598      530,512
Equity securities                                            --           51       --             51
                                                         --------   --------   --------     --------
   TOTAL                                                 $548,444   $    717   $ 18,598     $530,563
                                                         ========   ========   ========     ========


December 31, 1998
U.S. Treasuries and obligations of government
   agencies                                              $223,743   $  1,601   $    563     $224,781
Asset-backed securities                                   109,207      1,163        180      110,190
Corporate securities                                       98,466      2,512         81      100,897
Other debt securities                                      23,219      1,650        221       24,648
                                                         --------   --------   --------     --------
   Total fixed maturities                                 454,635      6,926      1,045      460,516
Equity securities                                             981      1,237       --          2,218
                                                         --------   --------   --------     --------
   Total                                                 $455,616   $  8,163   $  1,045     $462,734
                                                         ========   ========   ========     ========


SUMMARY OF INVESTMENTS IN FIXED MATURITIES BY CONTRACTUAL MATURITY

                                                                                       1999
                                                                            AMORTIZED           FAIR
December 31                                                                   COST             VALUE
-----------                                                               ------------     ------------
(In thousands of dollars)

Due in one year or less                                                   $      4,130     $      4,115
Due after one year through five years                                          180,447          176,798
Due after five years through ten years                                         194,438          188,778
Due after ten years                                                             62,154           57,697
Asset-backed securities not due at a single maturity date                      107,275          103,124
                                                                          ------------     ------------
  Total                                                                   $    548,444     $    530,512
                                                                          ============     ============


         Actual maturities may differ from contractual maturities because securities may be called or prepaid with or without call or prepayment penalties.

         There are no investments, other than equity securities, that have not produced income for the years ended December 31, 1999 and 1998. Except for investments in securities of the U.S. Government and its Agencies, there are no investments in a single issuer that when aggregated exceed 10% of stockholder's equity at December 31, 1999.

         Securities with carrying values of $2.7 million and $2.8 million were deposited by VFL under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED


NOTE 3.  FINANCIAL INSTRUMENTS

         In the normal course of business, VFL invests in various financial assets, incurs various financial liabilities, and enters into agreements involving derivative securities, including off-balance sheet financial instruments.

         Fair values are required to be disclosed for all financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values may be based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are subjective in nature and are not necessarily indicative of the amounts VFL could realize in a current market exchange.

         All non-financial instruments such as deferred acquisition costs, reinsurance receivables, deferred income taxes and insurance reserves are excluded from fair value disclosure. Thus, the total fair value amounts cannot be aggregated to determine the underlying economic value of VFL.

         The carrying amounts reported in the balance sheet approximate fair value for cash, short-term investments, accrued investment income, receivables for securities sold, payables for securities purchased and certain other assets and other liabilities because of their short-term nature. Accordingly, these financial instruments are not listed in the table below. The carrying amounts and estimated fair values of VFL's other financial instrument assets and liabilities are listed below:


                                                                                1999                       1998
                                                                                ----                       ----
                                                                      CARRYING      ESTIMATED     Carrying      Estimated
DECEMBER 31                                                            AMOUNT      FAIR VALUE      Amount      Fair Value
-----------                                                            ------      ----------      ------      ----------
(In thousands of dollars)
FINANCIAL ASSETS
   Investments:
     Fixed maturities                                                $  530,512    $  530,512    $  460,516    $   460,516
     Equity securities                                                       51            51         2,218          2,218
     Policy loans                                                        93,575        87,156        74,150         72,148
     Other                                                                  433           433           485            485
   Separate Account business:
     Fixed maturities                                                    12,999        12,999           247            247
     Equity securities (primarily mutual funds)                         175,772       175,772        55,577         55,577
     Other                                                                  119           119           340            340
FINANCIAL LIABILITIES
   Premium deposits and annuity contracts                               294,777       278,810       332,665        312,979
                                                                     ==========    ==========    ==========    ===========

         The following methods and assumptions were used by VFL in estimating the fair value amounts for financial instruments:

                 Fixed maturities and equity securities are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments.

                 The fair values for policy loans are estimated using discounted cash flow analyses at interest rates currently offered for similar loans to borrowers with comparable credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

                 Valuation techniques to determine fair value of Separate Account business assets consist of discounted cash flows and quoted market prices of (a) the investments or (b) comparable instruments. The fair value of Separate Account business liabilities approximates their carrying value.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED


                 Premium deposits and annuity contracts are valued based on cash surrender values and the outstanding fund balances.

         VFL invests from time to time in certain derivative financial instruments primarily to reduce its exposure to market risk. Financial instruments used for such purposes may include interest rate caps, put and call options, commitments to purchase securities, futures and forwards. VFL also uses derivatives to mitigate the risk associated with certain guaranteed annuity contracts by purchasing certain options in a notional amount equal to the original customer deposit. VFL generally does not hold or issue these instruments for trading purposes.

         Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, to either purchase or sell a financial instrument at a specified price within a specified period of time.

         An interest rate cap consists of a guarantee given by the issuer to the purchaser in exchange for the payment of a premium. This guarantee states that if interest rates rise above a specified rate, the issuer will pay to the purchaser the difference between the then current market rate and the specified rate on the notional principal amount. The notional principal amount is not actually borrowed or repaid.

         Derivative financial instruments consist of interest rate caps in the general account and purchased options in the Separate Accounts at December 31, 1999. The gross notional principal or contractual amounts of derivative financial instruments in the general account at December 31, 1999 and 1998 totaled $50 million. The gross notional principal or contractual amounts of derivative financial instruments in the Separate Accounts was $295 thousand at December 31, 1999 and was $1.5 million at December 31, 1998 as the separate accounts sold approximately $1.2 million of notional value in 1999. The contract of notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

         The fair values associated with derivative financial instruments are generally affected by interest rates, equity stock prices and foreign exchange rates. The credit exposure associated with these instruments is generally limited to the unrealized fair value of the instruments and will vary based on the credit worthiness of the counterparties. The risk of default depends on the creditworthiness of the counterparty to the instrument. Although VFL is exposed to the aforementioned credit risk, it does not expect any counterparty to fail to perform as contracted based on the creditworthiness of the counterparties. Due to the nature of the derivative securities, VFL does not require collateral.

         The fair value of derivatives generally reflects the estimated amounts that VFL would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for substantially all of VFL's derivatives. For securities not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments. The fair value of derivative financial assets (liabilities) in the general account and Separate Accounts at December 31, 1999 totaled $0.4 million and $0.1 million, respectively, and compares to $0.1 million and $0.5 million, respectively, at December 31, 1998. Net realized gains (losses) on derivative financial instruments at December 31, 1999 totaled $0.4 million in the general account and ($0.1) million in the Separate Accounts. At December 31, 1998, net realized losses on derivative financial instruments held in the general account totaled $0.2 million and net realized gains on derivatives in the Separate Accounts were $0.1 million.

NOTE 4.  STATUTORY CAPITAL AND SURPLUS (UNAUDITED)

         Statutory capital and surplus and net income for VFL are determined in accordance with accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Prescribed statutory accounting practices are set forth in a variety of publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. VFL has no material permitted accounting practices. VFL had statutory net income of $8.3 million for the year ended December 31, 1999 and statutory net losses of $8.1 million, and $1.0 million for the years ended December 31, 1998, and 1997 respectively. The statutory net losses for 1998 and 1997 were primarily due to

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED


the immediate expensing of acquisition costs which were substantial and related sales of individual life and annuity products. Under GAAP, such costs are capitalized and amortized to income over the duration of these contracts. Statutory capital and surplus for VFL was $153.1 million, $147.1 million, and $125.3 million at December 31, 1999, 1998, and 1997, respectively.

         The payment of dividends by VFL to Assurance without prior approval of the Pennsylvania Insurance Department is limited to formula amounts. As of December 31, 1999, dividends of approximately $15.7 million were not subject to prior Insurance Department approval.

NOTE 5.  ACCUMULATED OTHER COMPREHENSIVE INCOME

         Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from investments by, and distributions to, the stockholder. Other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of accumulated other comprehensive income (loss) are shown in the following tables.


                                                                                  Pre-tax     Tax (Expense)      Net
Year Ended December 31, 1999                                                      Amount         Benefit       Amount
----------------------------                                                      ------         -------       ------
(In thousands of dollars)
Net unrealized gains (losses) on investment securities:
  Net unrealized holding gains (losses) arising during the period               $     (19,684)  $   6,889    $   (12,795)
  Adjustment for (gains) losses included in net income                                 (4,080)      1,428         (2,652)
                                                                                -------------   ---------    -----------
Total Other Comprehensive Income (Losses)                                       $     (23,764)  $   8,317    $   (15,447)
                                                                                =============   =========    ===========

                                                                                  Pre-tax     Tax (Expense)      Net
Year Ended December 31, 1998                                                      Amount         Benefit       Amount
----------------------------                                                      ------         -------       ------
(In thousands of dollars)
Net unrealized gains on investment securities:
  Net unrealized holding gains (losses) arising during the period               $       3,756   $  (1,314)   $     2,442
  Adjustment for (gains) losses included in net income                                 (3,592)      1,257         (2,335)
                                                                                -------------   ---------    -----------
Total Other Comprehensive Income                                                $         164   $     (57)   $       107
                                                                                =============   =========    ===========

                                                                                  Pre-tax     Tax (Expense)      Net
Year Ended December 31, 1997                                                      Amount         Benefit       Amount
----------------------------                                                      ------         -------       ------
(In thousands of dollars)
Net unrealized gains (losses) on investment securities:
  Net unrealized holding gains (losses) arising during the period               $       6,447   $  (2,256)   $     4,191
  Adjustment for (gains) losses included in net income                                 (1,228)        427           (801)
                                                                                -------------   ---------    -----------
Total Other Comprehensive Income                                                $       5,219   $  (1,829)   $     3,390
                                                                                =============   =========    ===========

NOTE 6.  BENEFIT PLANS

         VFL has no employees as it has contracted with Casualty for services provided by Casualty employees. As Casualty is a wholly-owned subsidiary of CNAF, all Casualty employees are covered by CNAF's Benefit Plans. The plans are discussed below.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED


PENSION PLAN

         CNAF has noncontributory pension plans covering all full-time employees age 21 or over that have completed at least one year of service. While the benefits for the plans vary, they are generally based on years of credited service and the employee's highest sixty consecutive months of compensation. Casualty is included in the CNA Employees' Retirement Plan and VFL is allocated a share of these expenses. The net pension cost allocated to VFL was $1.0 million, $1.1 million and $4.0 million for the years ended December 31, 1999, 1998 and 1997, respectively.

POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFITS

         CNAF provides certain health and dental care benefits for eligible retirees through age 64, and provides life insurance and reimbursement of Medicare Part B premiums for all eligible retired persons. CNAF funds benefit costs principally on the basis of current benefit payments. Net postretirement benefit cost allocated to VFL was $0.3 million, $0.5 million and $2.1 million for the years ended December 31, 1999, 1998 and 1997, respectively.

SAVINGS PLAN

         Casualty is included in the CNA Employees' Savings Plan, which is a contributory plan that allows employees to make regular contributions of up to 16% of their salary subject to limitations prescribed by the Internal Revenue Service. VFL is allocated a share of CNA Employees' Savings Plan expenses. CNAF contributes an amount equal to 70% of the first 6% of salary contributed by the employee. CNAF contributions allocated to and expensed by VFL for the Savings Plan were $0.2 million in each year 1999, 1998 and 1997.

NOTE 7.  INCOME TAXES

         VFL is taxed under the provisions of the Internal Revenue Code, as applicable to life insurance companies, and is included along with Assurance, its parent company, which is ultimately included in the consolidated Federal income tax return of Loews. The Federal income tax provision of VFL generally is computed on a stand-alone basis, as if VFL was filing its own separate tax return.

         VFL maintains a special tax memorandum account designated as the "Shareholder's Surplus Account." Dividends from this account may be distributed to the shareholder without resulting in any additional tax. The amount in the Shareholder's Surplus Account was $151.6 million and $156.3 million at December 31, 1999 and 1998, respectively. Another tax memorandum account, defined as the "Policyholders' Surplus Account," totaled $5.4 million at both December 31, 1999 and 1998. No further additions to this account are allowed. Amounts accumulated in the Policyholders' Surplus Account are subject to income tax if distributed to the stockholder. VFL has no plans for such a distribution and as a result, has not provided for such a tax.

         Significant components of VFL's net deferred tax liabilities as of December 31, 1999 and 1998 are shown in the table below:

December 31                                          1999               1998
-----------                                          ----               ----
(In thousands of dollars)

Insurance reserves                                $   20,715     $      26,880
Deferred acquisition costs                           (45,457)          (37,729)
Investment valuation                                   4,166             3,693
Net unrealized gains                                   5,901            (2,416)
Annuity deposits and other                             9,349             1,009
Other, net                                             2,632             2,350
                                                  ----------     -------------
       NET DEFERRED TAX LIABILITIES               $   (2,694)    $      (6,213)
                                                  ==========     =============

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

         At December 31, 1999, gross deferred tax assets and liabilities amounted to $44.3 million and $47.0 million, respectively. Gross deferred tax assets and liabilities, at December 31, 1998, amounted to $35.5 million and $41.7 million, respectively.

         The components of income tax expense are as follows:

Year Ended December 31                   1999          1998          1997
----------------------                 ----------    ---------    ----------
(In thousands of dollars)

Current tax expense (benefit)          $   (2,837)   $   7,033    $    4,716
Deferred tax expense                        4,924        2,058         2,581
                                       ----------    ---------    ----------
    TOTAL INCOME TAX EXPENSE           $    2,087    $   9,091    $    7,297
                                       ==========    =========    ==========

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED


         A reconciliation of the statutory federal income tax rate on income is as follows:


                                                            % OF                      % OF                       % OF
                                                           PRETAX                    PRETAX                     PRETAX
Year Ended December 31                         1999        INCOME         1998       INCOME         1997        INCOME
----------------------                         ----        ------         ----       ------         ----        ------
(In thousands of dollars)

Income taxes at statutory rates               $ 2,136         35.0     $  9,290        35.0     $    7,219         35.0
Other                                             (49)        (0.8)        (199)       (0.8)            78          0.4
                                              --------     -------    ----------   --------     ----------      -------
    INCOME TAX AT EFFECTIVE RATES             $ 2,087         34.2    $   9,091        34.2     $    7,297         35.4
                                              =======      =======    =========    ========     ==========      =======


NOTE 8.  REINSURANCE

         The ceding of insurance does not discharge primary liability of VFL. VFL places reinsurance with other carriers only after careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit.

         In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health insurance premiums is from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:


                                                                          PREMIUMS                            ASSUMED/NET
                                                                          --------                            -----------
YEAR ENDED DECEMBER 31                            DIRECT           ASSUMED        CEDED             NET            %
----------------------                            ------           -------        -----             ---            -
(In thousands of dollars)

1999
    Life                                        $     633,764    $   109,964    $   666,003     $   77,725          141%
    Accident and Health                                 6,539        232,994          6,539        232,994          100
                                                -------------    -----------    -----------     ----------     --------
       Total premiums                           $     640,303    $   342,958    $   672,542     $  310,719          110%
                                                =============    ===========    ===========     ==========     ========
1998
    Life                                        $     687,644    $    78,156    $   690,541     $   75,259          104%
    Accident and Health                                 4,158        240,340          4,158        240,340          100
                                                -------------    -----------    -----------     ----------     --------
       Total premiums                           $     691,802    $   318,496    $   694,699     $  315,599          101%
                                                =============    ===========    ===========     ==========     ========
1997
    Life                                        $     564,891    $    81,502    $   567,217     $   79,176          103%
    Accident and Health                                 2,776        252,996          2,776        252,996          100
                                                -------------    -----------    -----------     ----------     --------
    Total premiums                              $     567,667    $   334,498    $   569,993     $  332,172          101%
                                                =============    ===========    ===========     ==========     ========

         Transactions with Assurance, as part of the Pooling Agreement described in Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $395.2 million, $263.4 million and $116.2 million for the years ended December 31, 1999, 1998 and 1997, respectively. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $263.4 million, $203.4 million and $77.8 million for the years ended December 31, 1999, 1998 and 1997, respectively.

         Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of the Company's insurance reserves. These balances are principally due from Assurance pursuant the Reinsurance Pooling Agreement.

         The impact of reinsurance, including transactions with Assurance, on life insurance in force is shown in the following schedule:


                                                              LIFE INSURANCE IN FORCE                          ASSUMED/NET
                                                              -----------------------                          -----------
                                              DIRECT       ASSUMED           CEDED                 NET              %
                                              ------       -------           -----                 ---             ---
(In millions of dollars)

December 31, 1999                           $    267,102    $   42,629    $     281,883    $      27,848            153.1%
December 31, 1998                           $    224,615    $   32,253    $     230,734    $      26,134            123.4
December 31, 1997                           $    166,308    $   25,557    $     168,353    $      23,512            108.7


                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED


NOTE 9.  RELATED PARTIES

         As discussed in Note 1, VFL is party to a Reinsurance Pooling Agreement with its parent, Assurance. In addition, VFL is party to the CNA Intercompany Expense Agreement whereby expenses incurred by CNAF and each of its subsidiaries are allocated to the appropriate companies. All acquisition and underwriting expenses allocated to VFL are further subject to the Reinsurance Pooling Agreement with Assurance, so that acquisition and underwriting expenses recognized by VFL are ten percent of the acquisition and underwriting expenses of the combined pool. Pursuant to the foregoing agreements, VFL recorded amortization of deferred acquisition costs and other operating expenses totaling $37.5 million, $47.6 million and $45.3 million for 1999, 1998 and 1997, respectively. Expenses of VFL exclude $5.6 million, $9.2 million and $9.9 million of general and administrative expenses incurred by VFL and allocated to CNAF for the years ended December 31, 1999, 1998 and 1997, respectively. At December 31, 1999 VFL had a payable of $12.4 million to affiliated companies and a $1.9 million payable at December 31, 1998.

         There are no interest charges on intercompany receivables or payables. In 1998, Assurance made a $30.0 million capital contribution to VFL.

NOTE 10.  LEGAL

         VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the results of operations or stockholder's equity of VFL.

NOTE 11.  BUSINESS SEGMENTS

         VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

         The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

         The following presents premiums by product group for each of the years in the three years ended December 31, 1999:

(In thousands of dollars)            1999              1998          1997
-------------------------            ----              ----          ----

Life                               $    77,725    $   75,259     $    79,176
Accident and Health                    232,994       240,340         252,996
                                   -----------    ----------     -----------
Total                              $   310,719    $  315,599     $   332,172
                                   -----------    ----------     -----------

         Assurance provides health insurance benefits to postal and other federal employees under the Federal Employees Health Benefit Plan (FEHBP). Premiums under this contract totaled $2.1 billion, $2.0 billion and $2.1 billion for the years ended December 31, 1999, 1998 and 1997, respectively, and the portion of these premiums assumed by VFL under the Reinsurance Pooling Agreement totaled $209 million, $202 million and $212 million for the years ended December 31, 1999, 1998 and 1997, respectively.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED


NOTE 12.  CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

         In the first quarter of 1999, VFL adopted Statement of Position 97-3 "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable and will be imposed, when it can be reasonably estimated, and when the event obligating the entity to pay or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after tax charge of $234 thousand ($360 thousand, pretax) as a cumulative effect of a change in accounting principle. The pro forma effect of adoption on reported results for prior periods is not significant.



        ILLUSTRATIONS OF POLICY VALUES, SURRENDER VALUES, DEATH BENEFITS
                        AND ACCUMULATED PREMIUM PAYMENTS

     The following tables have been prepared to illustrate hypothetically how certain values under a Policy change with investment performance over an extended period of time. The tables illustrate how Policy Values, Surrender Values and Death Benefits under a Policy covering an Insured of a given age on the Policy Effective Date, would vary over time if the Planned Periodic Premium Payments were paid annually and the return on the assets in each fund were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The tables also show Planned Periodic Premium Payments accumulated at 5% interest compounded annually. THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return illustrated and will depend on a number of factors including the investment allocations made by an Owner and prevailing rates. These illustrations assume that the Net Premiums are allocated equally among the 18 Subaccounts available under the Policy, and that no amounts are allocated to the Fixed Account.

     The illustrations reflect the fact that the net investment returns on the assets held in the Subaccounts is lower than the gross after tax return of the selected Funds. The tables assume an average annual expense ratio of .95% of the average daily net assets of the Funds available.

     In addition, the illustrations reflect the daily charge to the Variable Account for assuming mortality and expense risk, which is equivalent to an effective annual charge of 0.90% during Policy Years 1-10 and 0.45% during Policy Years 11 and later. After deduction of Fund expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.85%, 4.07% and 10.07% , respectively during Policy Years 1-10 and -1.40% , 4.52% and 10.52% during Policy Years 11 and later.

     The illustrations also reflect the deduction of the Sales Charges, Premium Tax Charge, Federal Tax Charge and Monthly Deduction for the hypothetically insured. The Surrender charge is reflected in the Surrender Value column. VFL's current cost of insurance charges and the guaranteed maximum cost of insurance charges that VFL has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account and assumes no Loan Amount or partial withdrawals/surrenders or charges for supplemental and/or rider benefits.


     The illustrations are based on VFL's Preferred Nonsmoker risk class. Upon request, Owner(s) will be furnished with a comparable illustration based on the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables. Because the Death Benefit values vary depending on the Death Benefit Option in effect, level and increasing death benefit options are illustrated separately.

     The illustrations show contract values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated and all net premiums are allocated to subaccounts.


                                                                 PAGE 1


                                               Illustration of Policy Values
                                            Valley Forge Life Insurance Company

Male
Preferred Non-Smoker

2,005 Annual Planned Premium
100,000 Face Amount
Level Death Benefit Option
Using GUARANTEED Cost of Insurance


------------------------------------------------------------------------------------------------------------------------------------
               Premiums             Hypothetical 0%                      Hypothetical 6%                      Hypothetical 12%
              Accumulated       Gross Investment Return              Gross Investment Return              Gross Investment Return
                 At 5%
                  Per       Policy     Surrender      Death      Policy     Surrender      Death      Policy     Surrender    Death
End of Policy YeaYear        Value       Value       Benefit      Value       Value       Benefit      Value       Value     Benefit
       1       2,105       1,224          350     100,000       1,317          443     100,000       1,410          536     100,000
       2       4,316       2,641        1,500     100,000       2,912        1,770     100,000       3,195        2,053     100,000
       3       6,638       4,009        2,409     100,000       4,550        2,950     100,000       5,137        3,537     100,000
       4       9,075       5,327        3,727     100,000       6,233        4,633     100,000       7,254        5,654     100,000
       5      11,634       6,594        4,994     100,000       7,959        6,359     100,000       9,562        7,962     100,000
       6      14,321       7,809        6,209     100,000       9,730        8,130     100,000      12,080       10,480     100,000
       7      17,143       8,967        7,687     100,000      11,543       10,263     100,000      14,826       13,546     100,000
       8      20,105      10,064        8,944     100,000      13,396       12,276     100,000      17,822       16,702     100,000
       9      23,216      11,097       10,137     100,000      15,287       14,327     100,000      21,092       20,132     100,000
      10      26,483      12,060       11,260     100,000      17,213       16,413     100,000      24,664       23,864     100,000
      11      29,912      13,032       12,392     100,000      19,280       18,640     100,000      28,711       28,071     100,000
      12      33,513      13,929       13,449     100,000      21,392       20,912     100,000      33,163       32,683     100,000
      13      37,294      14,749       14,429     100,000      23,553       23,233     100,000      38,069       37,749     100,000
      14      41,265      15,487       15,327     100,000      25,763       25,603     100,000      43,488       43,328     100,000
      15      45,433      16,135       16,135     100,000      28,020       28,020     100,000      49,484       49,484     100,000
      16      49,810      16,685       16,685     100,000      30,323       30,323     100,000      56,132       56,132     100,000
      17      54,406      17,128       17,128     100,000      32,672       32,672     100,000      63,521       63,521     100,000
      18      59,232      17,450       17,450     100,000      35,063       35,063     100,000      71,755       71,755     100,000
      19      64,299      17,636       17,636     100,000      37,494       37,494     100,000      80,960       80,960     100,390
      20      69,620      17,668       17,668     100,000      39,960       39,960     100,000      91,172       91,172     111,230
      21      75,206      17,529       17,529     100,000      42,464       42,464     100,000     102,414      102,414     122,896
      22      81,072      17,204       17,204     100,000      45,007       45,007     100,000     114,766      114,766     136,572
      23      87,231      16,675       16,675     100,000      47,597       47,597     100,000     128,338      128,338     151,439
      24      93,698      15,921       15,921     100,000      50,238       50,238     100,000     143,250      143,250     167,602
      25     100,488      14,916       14,916     100,000      52,939       52,939     100,000     159,631      159,631     185,172
      26     107,618      13,619       13,619     100,000      55,703       55,703     100,000     177,625      177,625     204,268
      27     115,105      11,924       11,924     100,000      58,509       58,509     100,000     197,448      197,448     223,116
      28     122,966       9,865        9,865     100,000      61,411       61,411     100,000     219,341      219,341     243,469
      29     131,219       7,304        7,304     100,000      64,395       64,395     100,000     243,542      243,542     265,460
      30     139,886       4,142        4,142     100,000      67,477       67,477     100,000     270,345      270,345     289,269
------------------------------------------------------------------------------------------------------------------------------------

*             In the absence of additional premium, the Policy would lapse

(1)           Assumes  that no policy loans have been made and no  withdrawals  have been  made.

(2)           Assumes that the planned premium is paid in the beginning of each year.  Values would be different if premiums are paid with a different frequency or in different amounts.

The  hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results.  Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation.  The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years.  No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.






                                                                 PAGE 2


                                               Illustration of Policy Values
                                            Valley Forge Life Insurance Company

Male
Preferred Non-Smoker

2,005 Annual Planned Premium
100,000 Face Amount
Level Death Benefit Option
Using CURRENT Cost of Insurance


------------------------------------------------------------------------------------------------------------------------------------
               Premiums             Hypothetical 0%                      Hypothetical 6%                      Hypothetical 12%
              Accumulated       Gross Investment Return              Gross Investment Return              Gross Investment Return
                 At 5%
                  Per       Policy     Surrender      Death      Policy     Surrender      Death      Policy     Surrender    Death
End of Policy YeaYear        Value       Value       Benefit      Value       Value       Benefit      Value       Value     Benefit
      1       2,105       1,388          514     100,000       1,485          611     100,000       1,583          709     100,000
      2       4,316       2,931        1,789     100,000       3,218        2,076     100,000       3,518        2,376     100,000
      3       6,638       4,393        2,793     100,000       4,969        3,369     100,000       5,593        3,993     100,000
      4       9,075       5,803        4,203     100,000       6,768        5,168     100,000       7,854        6,254     100,000
      5      11,634       7,187        5,587     100,000       8,641        7,041     100,000      10,346        8,746     100,000
      6      14,321       8,548        6,948     100,000      10,597        8,997     100,000      13,096       11,496     100,000
      7      17,143       9,888        8,608     100,000      12,640       11,360     100,000      16,133       14,853     100,000
      8      20,105      11,207       10,087     100,000      14,773       13,653     100,000      19,488       18,368     100,000
      9      23,216      12,505       11,545     100,000      17,002       16,042     100,000      23,194       22,234     100,000
     10      26,483      13,783       12,983     100,000      19,331       18,531     100,000      27,289       26,489     100,000
     11      29,912      15,113       14,473     100,000      21,868       21,228     100,000      31,964       31,324     100,000
     12      33,513      16,407       15,927     100,000      24,511       24,031     100,000      37,137       36,657     100,000
     13      37,294      17,658       17,338     100,000      27,260       26,940     100,000      42,859       42,539     100,000
     14      41,265      18,898       18,738     100,000      30,149       29,989     100,000      49,217       49,057     100,000
     15      45,433      20,117       20,117     100,000      33,178       33,178     100,000      56,276       56,276     100,000
     16      49,810      21,204       21,204     100,000      36,259       36,259     100,000      64,057       64,057     100,000
     17      54,406      22,227       22,227     100,000      39,457       39,457     100,000      72,693       72,693     100,000
     18      59,232      23,188       23,188     100,000      42,785       42,785     100,000      82,293       82,293     103,689
     19      64,299      24,080       24,080     100,000      46,245       46,245     100,000      92,906       92,906     115,203
     20      69,620      24,895       24,895     100,000      49,847       49,847     100,000     104,620      104,620     127,637
     21      75,206      25,638       25,638     100,000      53,606       53,606     100,000     117,555      117,555     141,066
     22      81,072      26,294       26,294     100,000      57,529       57,529     100,000     131,822      131,822     156,868
     23      87,231      26,864       26,864     100,000      61,634       61,634     100,000     147,560      147,560     174,121
     24      93,698      27,342       27,342     100,000      65,940       65,940     100,000     164,919      164,919     192,955
     25     100,488      27,706       27,706     100,000      70,458       70,458     100,000     184,060      184,060     213,510
     26     107,618      27,960       27,960     100,000      75,220       75,220     100,000     205,171      205,171     235,947
     27     115,105      28,080       28,080     100,000      80,247       80,247     100,000     228,493      228,493     258,197
     28     122,966      28,071       28,071     100,000      85,579       85,579     100,000     254,281      254,281     282,252
     29     131,219      27,920       27,920     100,000      91,256       91,256     100,000     282,818      282,818     308,272
     30     139,886      27,591       27,591     100,000      97,279       97,279     104,088     314,420      314,420     336,430
------------------------------------------------------------------------------------------------------------------------------------

*             In the absence of additional premium, the Policy would lapse

(1)           Assumes  that no policy loans have been made and no  withdrawals  have been  made.

(2)           Assumes that the planned premium is paid in the beginning of each year.  Values would be different if premiums are paid with a different frequency or in different amounts.

The  hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results.  Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation.  The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years.  No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.






                                                                 PAGE 3


                                               Illustration of Policy Values
                                            Valley Forge Life Insurance Company

Male
Preferred Non-Smoker

4,623 Annual Planned Premium
100,000 Face Amount
Increasing Death Benefit Option
Using GUARANTEED Cost of Insurance


------------------------------------------------------------------------------------------------------------------------------------
               Premiums             Hypothetical 0%                      Hypothetical 6%                      Hypothetical 12%
              Accumulated       Gross Investment Return              Gross Investment Return              Gross Investment Return
                 At 5%
                  Per       Policy     Surrender      Death      Policy     Surrender      Death      Policy     Surrender    Death
End of Policy YeaYear        Value       Value       Benefit      Value       Value       Benefit      Value       Value     Benefit
       1       4,854       3,697        2,823     103,697       3,941        3,067     103,941       4,186        3,312     104,186
       2       9,950       7,535        6,298     107,535       8,262        7,025     108,262       9,019        7,782     109,019
       3      15,301      11,272        9,672     111,272      12,732       11,132     112,732      14,311       12,711     114,311
       4      20,920      14,908       13,308     114,908      17,353       15,753     117,353      20,106       18,506     120,106
       5      26,820      18,441       16,841     118,441      22,129       20,529     122,129      26,450       24,850     126,450
       6      33,015      21,870       20,270     121,870      27,063       25,463     127,063      33,396       31,796     133,396
       7      39,519      25,192       23,912     125,192      32,156       30,876     132,156      40,998       39,718     140,998
       8      46,349      28,400       27,280     128,400      37,406       36,286     137,406      49,316       48,196     149,316
       9      53,520      31,492       30,532     131,492      42,814       41,854     142,814      58,415       57,455     158,415
      10      61,050      34,460       33,660     134,460      48,377       47,577     148,377      68,365       67,565     168,365
      11      68,956      37,495       36,855     137,495      54,354       53,714     154,354      79,595       78,955     179,595
      12      77,258      40,406       39,926     140,406      60,520       60,040     160,520      91,926       91,446     191,926
      13      85,974      43,191       42,871     143,191      66,880       66,560     166,880     105,469      105,149     205,469
      14      95,127      45,843       45,683     145,843      73,436       73,276     173,436     120,345      120,185     220,345
      15     104,737      48,354       48,354     148,354      80,184       80,184     180,184     136,682      136,682     236,682
      16     114,828      50,714       50,714     150,714      87,120       87,120     187,120     154,623      154,623     254,623
      17     125,423      52,911       52,911     152,911      94,241       94,241     194,241     174,323      174,323     274,323
      18     136,548      54,930       54,930     154,930     101,537      101,537     201,537     195,949      195,949     295,949
      19     148,229      56,754       56,754     156,754     108,993      108,993     208,993     219,684      219,684     319,684
      20     160,494      58,363       58,363     158,363     116,596      116,596     216,596     245,726      245,726     345,726
      21     173,372      59,740       59,740     159,740     124,331      124,331     224,331     274,301      274,301     374,301
      22     186,895      60,874       60,874     160,874     132,188      132,188     232,188     305,658      305,658     405,658
      23     201,093      61,749       61,749     161,749     140,155      140,155     240,155     340,073      340,073     440,073
      24     216,002      62,351       62,351     162,351     148,217      148,217     248,217     377,851      377,851     477,851
      25     231,655      62,659       62,659     162,659     156,355      156,355     256,355     419,323      419,323     519,323
      26     248,092      62,643       62,643     162,643     164,535      164,535     264,535     464,842      464,842     564,842
      27     265,350      62,205       62,205     162,205     172,654      172,654     272,654     514,729      514,729     614,729
      28     283,472      61,412       61,412     161,412     180,773      180,773     280,773     569,515      569,515     669,515
      29     302,499      60,150       60,150     160,150     188,769      188,769     288,769     629,590      629,590     729,590
      30     322,478      58,364       58,364     158,364     196,575      196,575     296,575     695,455      695,455     795,455
------------------------------------------------------------------------------------------------------------------------------------

*             In the absence of additional premium, the Policy would lapse

(1)           Assumes  that no policy loans have been made and no  withdrawals  have been  made.

(2)           Assumes that the planned premium is paid in the beginning of each year.  Values would be different if premiums are paid with a different frequency or in different amounts.

The  hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results.  Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation.  The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years.  No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.






                                                                 PAGE 4


                                               Illustration of Policy Values
                                            Valley Forge Life Insurance Company

Male
Preferred Non-Smoker

4,623 Annual Planned Premium
100,000 Face Amount
Increasing Death Benefit Option
Using CURRENT Cost of Insurance


------------------------------------------------------------------------------------------------------------------------------------
               Premiums             Hypothetical 0%                      Hypothetical 6%                      Hypothetical 12%
              Accumulated       Gross Investment Return              Gross Investment Return              Gross Investment Return
                 At 5%
                  Per       Policy     Surrender      Death      Policy     Surrender      Death      Policy     Surrender     Death
End of Policy YeaYear        Value       Value       Benefit      Value       Value       Benefit      Value       Value     Benefit
       1       4,854       3,867        2,993     103,867       4,114        3,240     104,114       4,362        3,488     104,362
       2       9,950       7,841        6,604     107,841       8,581        7,344     108,581       9,352        8,115     109,352
       3      15,301      11,685       10,085     111,685      13,174       11,574     113,174      14,784       13,184     114,784
       4      20,920      15,430       13,830     115,430      17,926       16,326     117,926      20,733       19,133     120,733
       5      26,820      19,102       17,502     119,102      22,871       21,271     122,871      27,278       25,678     127,278
       6      33,015      22,707       21,107     122,707      28,019       26,419     128,019      34,483       32,883     134,483
       7      39,519      26,247       24,967     126,247      33,381       32,101     133,381      42,417       41,137     142,417
       8      46,349      29,723       28,603     129,723      38,967       37,847     138,967      51,154       50,034     151,154
       9      53,520      33,135       32,175     133,135      44,784       43,824     144,784      60,774       59,814     160,774
      10      61,050      36,487       35,687     136,487      50,844       50,044     150,844      71,367       70,567     171,367
      11      68,956      39,957       39,317     139,957      57,415       56,775     157,415      83,410       82,770     183,410
      12      77,258      43,354       42,874     143,354      64,264       63,784     164,264      96,706       96,226     196,706
      13      85,974      46,669       46,349     146,669      71,393       71,073     171,393     111,376      111,056     211,376
      14      95,127      49,941       49,781     149,941      78,856       78,696     178,856     127,606      127,446     227,606
      15     104,737      53,157       53,157     153,157      86,653       86,653     186,653     145,550      145,550     245,550
      16     114,828      56,176       56,176     156,176      94,655       94,655     194,655     165,240      165,240     265,240
      17     125,423      59,084       59,084     159,084     102,956      102,956     202,956     186,948      186,948     286,948
      18     136,548      61,883       61,883     161,883     111,571      111,571     211,571     210,891      210,891     310,891
      19     148,229      64,558       64,558     164,558     120,500      120,500     220,500     237,291      237,291     337,291
      20     160,494      67,104       67,104     167,104     129,747      129,747     229,747     266,400      266,400     366,400
      21     173,372      69,523       69,523     169,523     139,330      139,330     239,330     298,509      298,509     398,509
      22     186,895      71,794       71,794     171,794     149,240      149,240     249,240     333,912      333,912     433,912
      23     201,093      73,921       73,921     173,921     159,495      159,495     259,495     372,961      372,961     472,961
      24     216,002      75,892       75,892     175,892     170,098      170,098     270,098     416,033      416,033     516,033
      25     231,655      77,679       77,679     177,679     181,033      181,033     281,033     463,524      463,524     563,524
      26     248,092      79,289       79,289     179,289     192,320      192,320     292,320     515,908      515,908     615,908
      27     265,350      80,688       80,688     180,688     203,940      203,940     303,940     573,671      573,671     673,671
      28     283,472      81,888       81,888     181,888     215,917      215,917     315,917     637,393      637,393     737,393
      29     302,499      82,875       82,875     182,875     228,250      228,250     328,250     707,695      707,695     807,695
      30     322,478      83,605       83,605     183,605     240,909      240,909     340,909     785,228      785,228     885,228
------------------------------------------------------------------------------------------------------------------------------------

*             In the absence of additional premium, the Policy would lapse

(1)           Assumes  that no policy loans have been made and no  withdrawals  have been  made.

(2)           Assumes that the planned premium is paid in the beginning of each year.  Values would be different if premiums are paid with a different frequency or in different amounts.

The  hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results.  Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation.  The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years.  No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.





                                                                 PAGE 5


                                               Illustration of Policy Values
                                            Valley Forge Life Insurance Company

Female Issue Age 45
Preferred Non-Smoker

1,706 Annual Planned Premium
100,000 Face Amount
Level Death Benefit Option
Using GUARANTEED Cost of Insurance


------------------------------------------------------------------------------------------------------------------------------------
               Premiums             Hypothetical 0%                      Hypothetical 6%                      Hypothetical 12%
              Accumulated       Gross Investment Return              Gross Investment Return              Gross Investment Return
                 At 5%
                  Per       Policy     Surrender      Death      Policy     Surrender      Death      Policy     Surrender     Death
End of Policy YeaYear        Value       Value       Benefit      Value       Value       Benefit      Value       Value     Benefit
      1       1,791         984          212     100,000       1,061          289     100,000       1,139          367     100,000
      2       3,672       2,171        1,135     100,000       2,395        1,359     100,000       2,630        1,594     100,000
      3       5,647       3,318        2,018     100,000       3,767        2,467     100,000       4,255        2,955     100,000
      4       7,721       4,425        3,125     100,000       5,177        3,877     100,000       6,026        4,726     100,000
      5       9,899       5,492        4,192     100,000       6,627        5,327     100,000       7,959        6,659     100,000
      6      12,185       6,515        5,215     100,000       8,114        6,814     100,000      10,069        8,769     100,000
      7      14,586       7,496        6,456     100,000       9,641        8,601     100,000      12,372       11,332     100,000
      8      17,106       8,431        7,521     100,000      11,206       10,296     100,000      14,889       13,979     100,000
      9      19,753       9,316        8,536     100,000      12,807       12,027     100,000      17,638       16,858     100,000
     10      22,532      10,151        9,501     100,000      14,445       13,795     100,000      20,645       19,995     100,000
     11      25,450      11,004       10,484     100,000      16,210       15,690     100,000      24,055       23,535     100,000
     12      28,514      11,809       11,419     100,000      18,029       17,639     100,000      27,813       27,423     100,000
     13      31,731      12,569       12,309     100,000      19,904       19,644     100,000      31,962       31,702     100,000
     14      35,109      13,285       13,155     100,000      21,845       21,715     100,000      36,552       36,422     100,000
     15      38,656      13,956       13,956     100,000      23,852       23,852     100,000      41,634       41,634     100,000
     16      42,380      14,577       14,577     100,000      25,925       25,925     100,000      47,266       47,266     100,000
     17      46,291      15,139       15,139     100,000      28,064       28,064     100,000      53,512       53,512     100,000
     18      50,397      15,631       15,631     100,000      30,261       30,261     100,000      60,444       60,444     100,000
     19      54,708      16,035       16,035     100,000      32,511       32,511     100,000      68,147       68,147     100,000
     20      59,235      16,337       16,337     100,000      34,807       34,807     100,000      76,724       76,724     100,000
     21      63,988      16,529       16,529     100,000      37,152       37,152     100,000      86,290       86,290     103,548
     22      68,979      16,606       16,606     100,000      39,548       39,548     100,000      96,859       96,859     115,262
     23      74,219      16,564       16,564     100,000      42,005       42,005     100,000     108,499      108,499     128,029
     24      79,722      16,402       16,402     100,000      44,534       44,534     100,000     121,323      121,323     141,947
     25      85,499      16,112       16,112     100,000      47,140       47,140     100,000     135,449      135,449     157,121
     26      91,565      15,672       15,672     100,000      49,825       49,825     100,000     151,010      151,010     173,662
     27      97,935      15,051       15,051     100,000      52,587       52,587     100,000     168,187      168,187     190,051
     28     104,623      14,200       14,200     100,000      55,420       55,420     100,000     187,155      187,155     207,742
     29     111,646      13,063       13,063     100,000      58,320       58,320     100,000     208,119      208,119     226,850
     30     119,020      11,580       11,580     100,000      61,286       61,286     100,000     231,314      231,314     247,506
------------------------------------------------------------------------------------------------------------------------------------

*             In the absence of additional premium, the Policy would lapse

(1)           Assumes  that no policy loans have been made and no  withdrawals  have been  made.

(2)           Assumes that the planned premium is paid in the beginning of each year.  Values would be different if premiums are paid with a different frequency or in different amounts.

The  hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results.  Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation.  The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years.  No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.






                                                                 PAGE 6


                                               Illustration of Policy Values
                                            Valley Forge Life Insurance Company

Female Issue Age 45
Preferred Non-Smoker

1,706 Annual Planned Premium
100,000 Face Amount
Level Death Benefit Option
Using CURRENT Cost of Insurance


------------------------------------------------------------------------------------------------------------------------------------
               Premiums             Hypothetical 0%                      Hypothetical 6%                      Hypothetical 12%
              Accumulated       Gross Investment Return              Gross Investment Return              Gross Investment Return
                 At 5%
                  Per       Policy     Surrender      Death      Policy     Surrender      Death      Policy     Surrender     Death
End of Policy YeaYear        Value       Value       Benefit      Value       Value       Benefit      Value       Value     Benefit
       1       1,791       1,157          385     100,000       1,239          467     100,000       1,321          549     100,000
       2       3,672       2,499        1,463     100,000       2,742        1,706     100,000       2,996        1,960     100,000
       3       5,647       3,796        2,496     100,000       4,287        2,987     100,000       4,818        3,518     100,000
       4       7,721       5,052        3,752     100,000       5,878        4,578     100,000       6,807        5,507     100,000
       5       9,899       6,276        4,976     100,000       7,526        6,226     100,000       8,989        7,689     100,000
       6      12,185       7,471        6,171     100,000       9,237        7,937     100,000      11,387       10,087     100,000
       7      14,586       8,632        7,592     100,000      11,008        9,968     100,000      14,019       12,979     100,000
       8      17,106       9,768        8,858     100,000      12,850       11,940     100,000      16,917       16,007     100,000
       9      19,753      10,879       10,099     100,000      14,767       13,987     100,000      20,110       19,330     100,000
      10      22,532      11,965       11,315     100,000      16,762       16,112     100,000      23,628       22,978     100,000
      11      25,450      13,103       12,583     100,000      18,940       18,420     100,000      27,650       27,130     100,000
      12      28,514      14,223       13,833     100,000      21,221       20,831     100,000      32,106       31,716     100,000
      13      31,731      15,328       15,068     100,000      23,613       23,353     100,000      37,049       36,789     100,000
      14      35,109      16,404       16,274     100,000      26,106       25,976     100,000      42,520       42,390     100,000
      15      38,656      17,469       17,469     100,000      28,724       28,724     100,000      48,592       48,592     100,000
      16      42,380      18,502       18,502     100,000      31,455       31,455     100,000      55,317       55,317     100,000
      17      46,291      19,499       19,499     100,000      34,300       34,300     100,000      62,771       62,771     100,000
      18      50,397      20,456       20,456     100,000      37,265       37,265     100,000      71,036       71,036     100,000
      19      54,708      21,377       21,377     100,000      40,357       40,357     100,000      80,208       80,208     100,000
      20      59,235      22,258       22,258     100,000      43,586       43,586     100,000      90,374       90,374     110,256
      21      63,988      23,094       23,094     100,000      46,953       46,953     100,000     101,609      101,609     121,931
      22      68,979      23,887       23,887     100,000      50,472       50,472     100,000     114,022      114,022     135,686
      23      74,219      24,628       24,628     100,000      54,147       54,147     100,000     127,734      127,734     150,726
      24      79,722      25,319       25,319     100,000      57,992       57,992     100,000     142,883      142,883     167,173
      25      85,499      25,958       25,958     100,000      62,019       62,019     100,000     159,618      159,618     185,156
      26      91,565      26,530       26,530     100,000      66,235       66,235     100,000     178,102      178,102     204,817
      27      97,935      27,041       27,041     100,000      70,661       70,661     100,000     198,541      198,541     224,351
      28     104,623      27,472       27,472     100,000      75,309       75,309     100,000     221,144      221,144     245,469
      29     111,646      27,822       27,822     100,000      80,200       80,200     100,000     246,151      246,151     268,305
      30     119,020      28,068       28,068     100,000      85,356       85,356     100,000     273,828      273,828     292,996
------------------------------------------------------------------------------------------------------------------------------------

*             In the absence of additional premium, the Policy would lapse

(1)           Assumes  that no policy loans have been made and no  withdrawals  have been  made.

(2)           Assumes that the planned premium is paid in the beginning of each year.  Values would be different if premiums are paid with a different frequency or in different amounts.

The  hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results.  Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation.  The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years.  No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.






                                                                 PAGE 7


                                               Illustration of Policy Values
                                            Valley Forge Life Insurance Company

Female Issue Age 45
Preferred Non-Smoker

3,705 Annual Planned Premium
100,000 Face Amount
Increasing Death Benefit Option
Using GUARANTEED Cost of Insurance


------------------------------------------------------------------------------------------------------------------------------------
               Premiums             Hypothetical 0%                      Hypothetical 6%                      Hypothetical 12%
              Accumulated       Gross Investment Return              Gross Investment Return              Gross Investment Return
                 At 5%
                  Per       Policy     Surrender      Death      Policy     Surrender      Death      Policy     Surrender     Death
End of Policy YeaYear        Value       Value       Benefit      Value       Value       Benefit      Value       Value     Benefit
        1       3,891       2,873        2,101     102,873       3,066        2,294     103,066       3,259        2,487     103,259
        2       7,976       5,909        4,873     105,909       6,483        5,447     106,483       7,079        6,043     107,079
        3      12,265       8,867        7,567     108,867      10,017        8,717     110,017      11,263        9,963     111,263
        4      16,769      11,744       10,444     111,744      13,673       12,373     113,673      15,844       14,544     115,844
        5      21,498      14,543       13,243     114,543      17,454       16,154     117,454      20,863       19,563     120,863
        6      26,463      17,261       15,961     117,261      21,360       20,060     121,360      26,358       25,058     126,358
        7      31,677      19,896       18,856     119,896      25,395       24,355     125,395      32,377       31,337     132,377
        8      37,151      22,448       21,538     122,448      29,561       28,651     129,561      38,967       38,057     138,967
        9      42,899      24,910       24,130     124,910      33,856       33,076     133,856      46,181       45,401     146,181
       10      48,935      27,285       26,635     127,285      38,286       37,636     138,286      54,080       53,430     154,080
       11      55,272      29,723       29,203     129,723      43,054       42,534     143,054      63,006       62,486     163,006
       12      61,926      32,081       31,691     132,081      47,994       47,604     147,994      72,827       72,437     172,827
       13      68,913      34,360       34,100     134,360      53,112       52,852     153,112      83,637       83,377     183,637
       14      76,249      36,562       36,432     136,562      58,418       58,288     158,418      95,542       95,412     195,542
       15      83,952      38,686       38,686     138,686      63,919       63,919     163,919     108,655      108,655     208,655
       16      92,041      40,726       40,726     140,726      69,615       69,615     169,615     123,096      123,096     223,096
       17     100,533      42,671       42,671     142,671      75,504       75,504     175,504     138,994      138,994     238,994
       18     109,450      44,508       44,508     144,508      81,579       81,579     181,579     156,486      156,486     256,486
       19     118,813      46,217       46,217     146,217      87,826       87,826     187,826     175,717      175,717     275,717
       20     128,645      47,781       47,781     147,781      94,234       94,234     194,234     196,853      196,853     296,853
       21     138,967      49,192       49,192     149,192     100,800      100,800     200,800     220,083      220,083     320,083
       22     149,806      50,443       50,443     150,443     107,521      107,521     207,521     245,619      245,619     345,619
       23     161,187      51,533       51,533     151,533     114,403      114,403     214,403     273,703      273,703     373,703
       24     173,137      52,465       52,465     152,465     121,451      121,451     221,451     304,603      304,603     404,603
       25     185,684      53,230       53,230     153,230     128,663      128,663     228,663     338,606      338,606     438,606
       26     198,859      53,808       53,808     153,808     136,023      136,023     236,023     376,016      376,016     476,016
       27     212,693      54,166       54,166     154,166     143,501      143,501     243,501     417,157      417,157     517,157
       28     227,218      54,257       54,257     154,257     151,052      151,052     251,052     462,372      462,372     562,372
       29     242,469      54,028       54,028     154,028     158,620      158,620     258,620     512,030      512,030     612,030
       30     258,483      53,428       53,428     153,428     166,147      166,147     266,147     566,544      566,544     666,544
------------------------------------------------------------------------------------------------------------------------------------

*             In the absence of additional premium, the Policy would lapse

(1)           Assumes  that no policy loans have been made and no  withdrawals  have been  made.

(2)           Assumes that the planned premium is paid in the beginning of each year.  Values would be different if premiums are paid with a different frequency or in different amounts.

The  hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results.  Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation.  The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years.  No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.






                                                                 PAGE 8


                                               Illustration of Policy Values
                                            Valley Forge Life Insurance Company

Female Issue Age 45
Preferred Non-Smoker

3,705 Annual Planned Premium
100,000 Face Amount
Increasing Death Benefit Option
Using CURRENT Cost of Insurance


------------------------------------------------------------------------------------------------------------------------------------
               Premiums             Hypothetical 0%                      Hypothetical 6%                      Hypothetical 12%
              Accumulated       Gross Investment Return              Gross Investment Return              Gross Investment Return
                 At 5%
                  Per       Policy     Surrender      Death      Policy     Surrender      Death      Policy     Surrender     Death
End of Policy YeaYear        Value       Value       Benefit      Value       Value       Benefit      Value       Value     Benefit
      1       3,891       3,050        2,278     103,050       3,247        2,475     103,247       3,444        2,672     103,444
      2       7,976       6,251        5,215     106,251       6,840        5,804     106,840       7,454        6,418     107,454
      3      12,265       9,370        8,070     109,370      10,559        9,259     110,559      11,844       10,544     111,844
      4      16,769      12,413       11,113     112,413      14,411       13,111     114,411      16,656       15,356     116,656
      5      21,498      15,390       14,090     115,390      18,411       17,111     118,411      21,942       20,642     121,942
      6      26,463      18,303       17,003     118,303      22,566       21,266     122,566      27,752       26,452     127,752
      7      31,677      21,148       20,108     121,148      26,879       25,839     126,879      34,133       33,093     134,133
      8      37,151      23,934       23,024     123,934      31,364       30,454     131,364      41,152       40,242     141,152
      9      42,899      26,663       25,883     126,663      36,028       35,248     136,028      48,873       48,093     148,873
     10      48,935      29,336       28,686     129,336      40,878       40,228     140,878      57,368       56,718     157,368
     11      55,272      32,113       31,593     132,113      46,147       45,627     146,147      67,036       66,516     167,036
     12      61,926      34,847       34,457     134,847      51,656       51,266     151,656      77,724       77,334     177,724
     13      68,913      37,542       37,282     137,542      57,417       57,157     157,417      89,546       89,286     189,546
     14      76,249      40,179       40,049     140,179      63,425       63,295     163,425     102,602      102,472     202,602
     15      83,952      42,782       42,782     142,782      69,713       69,713     169,713     117,048      117,048     217,048
     16      92,041      45,324       45,324     145,324      76,266       76,266     176,266     133,002      133,002     233,002
     17     100,533      47,801       47,801     147,801      83,094       83,094     183,094     150,621      150,621     250,621
     18     109,450      50,208       50,208     150,208      90,200       90,200     190,200     170,074      170,074     270,074
     19     118,813      52,547       52,547     152,547      97,601       97,601     197,601     191,558      191,558     291,558
     20     128,645      54,815       54,815     154,815     105,305      105,305     205,305     215,286      215,286     315,286
     21     138,967      57,004       57,004     157,004     113,318      113,318     213,318     241,486      241,486     341,486
     22     149,806      59,115       59,115     159,115     121,656      121,656     221,656     270,424      270,424     370,424
     23     161,187      61,138       61,138     161,138     130,319      130,319     230,319     302,376      302,376     402,376
     24     173,137      63,075       63,075     163,075     139,325      139,325     239,325     337,665      337,665     437,665
     25     185,684      64,920       64,920     164,920     148,683      148,683     248,683     376,640      376,640     476,640
     26     198,859      66,656       66,656     166,656     158,391      158,391     258,391     419,673      419,673     519,673
     27     212,693      68,287       68,287     168,287     168,468      168,468     268,468     467,200      467,200     567,200
     28     227,218      69,791       69,791     169,791     178,905      178,905     278,905     519,674      519,674     619,674
     29     242,469      71,162       71,162     171,162     189,715      189,715     289,715     577,615      577,615     677,615
     30     258,483      72,371       72,371     172,371     200,880      200,880     300,880     641,572      641,572     741,572
------------------------------------------------------------------------------------------------------------------------------------

*             In the absence of additional premium, the Policy would lapse

(1)           Assumes  that no policy loans have been made and no  withdrawals  have been  made.

(2)           Assumes that the planned premium is paid in the beginning of each year.  Values would be different if premiums are paid with a different frequency or in different amounts.

The  hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results.  Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation.  The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years.  No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.





                                    APPENDIX

                     EXAMPLES OF DEATH BENEFIT COMPUTATIONS
                             UNDER OPTIONS 1 AND 2

     EXAMPLES OF OPTION 1. For purposes of this example, assume that the Insured's Attained Age is between 0 and 40 and that there is no outstanding Loan Amount. Under Option 1, a Policy with a $100,000 Specified Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250% of the Policy Value, any time that the Policy Value exceeds $40,000, the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar of Policy Value above $40,000 will increase the Death Benefit by $2.50. A Policy with a $100,000 Specified Amount and a Policy Value of $60,000 will provide Death Benefit of $150,000 ($60,000 X 250%); a Policy Value of $80,000 will provide a Death Benefit of $200,000 ($80,000 X 250%); a Policy Value of $100,000 will provide a Death Benefit of $250,000 ($100,000 X 250%).

     Similarly, as long as Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the Death Benefit by $2.50. If, for example, the Policy Value is reduced from $50,000 to $40,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $125,000 to $100,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Specified Amount, the Death Benefit will equal the current Specified Amount of the Policy.

     The applicable Policy Value percentage becomes lower as the Insured's Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than between 0 and 40), the Policy Value percentage would be 185%. The Death Benefit would not exceed the $100,000 Specified Amount unless the Policy Value exceeded approximately $54,054 (rather than $40,000), and each dollar then added to or taken from the Policy Value would change the Death Benefit by $1.85 (rather than $2.50).

     EXAMPLES OF OPTION 2. For purposes of this example, assume that the Insured's Attained Age is between 0 and 40 and that there is no outstanding Loan Amount. Under Option 2, a Policy with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Policy Value. Thus, for example, a Policy with a Policy Value of $10,000 will have a Death Benefit of $110,000 ($100,000 + $10,000); a Policy Value of $20,000 will provide a Death
Benefit of $120,000 ($110,000 + $20,000). The Death Benefit, however, must be at least 250% of the Policy Value. As a result, if the Policy Value exceeds $66,667, the Death Benefit will be greater than the Specified Amount plus Policy Value. Each additional dollar of Policy Value above $66,667 will increase the Death Benefit by $2.50. A Policy with a Specified Amount of $100,000 and a Policy Value of $80,000 will provide a Death Benefit of $200,000 ($80,000 X 250%); a Policy Value of $120,000 will provide a Death Benefit of $300,000 ($120,000 X 250%).

     Similarly, any time Policy Value exceeds $66,667, each dollar taken out of Policy Value will reduce the Death Benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $200,000 to $175,000. If at any time, however, Policy Value multiplied by the applicable percentage is less than the Specified

                                       A-1

Amount plus the Policy Value, then the Death Benefit will be the current Specified Amount plus the Policy Value.

     The applicable Policy Value percentage becomes lower as the Insured's Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than under 40), the Policy Value percentage would be 185%. The amount of the Death Benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,667), and each dollar then added to or taken from the Policy Value would change the Death Benefit by $1.85 (rather than $2.50).

                       TABLE OF POLICY VALUE PERCENTAGES

ATTAINED               ATTAINED                ATTAINED                ATTAINED
  AGE     PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE
- --------  ----------   --------   ----------   --------   ----------   --------   ----------
  0-40       250%         50         185%         60         130%         70         115%
   41        243%         51         178%         61         128%         71         113%
   42        236%         52         171%         62         126%         72         111%
   43        229%         53         164%         63         124%         73         109%
   44        222%         54         157%         64         122%         74         107%
   45        215%         55         150%         65         120%       75-90        105%
   46        209%         56         146%         66         119%         91         104%
   47        203%         57         142%         67         118%         92         103%
   48        197%         58         138%         68         117%         93         102%
   49        191%         59         134%         69         116%         94         101%

                                       A-2


                                   Part II

                         UNDERTAKING TO FILE REPORTS


     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission (the "Commission") such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                             RULE 484 UNDERTAKING


     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The registrant has no officers, directors or employees. The depositor and the registrant do not indemnify the officers, directors of employees of the depositor. CNA Financial Corporation, ("CNAFC") a parent of the depositor, indemnifies the depositor's officers, directors and employees in their capacity as such. Most of the depositor's officers, directors and employees are also officers, directors and/or employees of CNAFC.

     CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of CNAFC) by reason of the fact that he is or was a director, officer, employee or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

     CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of CNAFC to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC. No indemnification is made, however, in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to CNAFC unless and only to the extent that a court determines that, despite the adjudication of liability but in view of all of the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court deems proper.

     To the extent that any person referred to above is successful on the merits or otherwise in defense of any action, suit or proceeding referred to above, or in defense of any claim, issue or matter, therein, CNAFC will indemnify such person against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith. CNAFC may advance to such a person, expenses incurred in defending a civil or criminal action, suit or proceeding as authorized by CNAFC's board of directors upon receipt of an undertaking by (or on behalf of) such person to repay the amount advanced unless it is ultimately determined that he is entitled to be indemnified.

     Indemnification and advancement of expenses described above (unless pursuant to a court order) is only made as authorized in the specific case upon a determination that such indemnification or advancement of expenses is proper in the circumstances because he has met the applicable standard of conduct. Such determination must be made by a majority vote of a quorum of CNAFC's board of directors who are not parties to the action, suit or proceeding or by independent legal counsel in a written opinion or by CNAFC's stockholders.


Section 26(e)(2)(A) Representation

     Valley Forge Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Valley Forge Life Insurance Company.


                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

        The facing sheet.
        The prospectus consisting of 81 pages.
        Undertaking to file reports.
        Rule 484 undertaking.
        Representations pursuant to Section 26(e)(2)(A)
        The signatures.
        Written consents.

        The following exhibits, corresponding to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

        1.

                A.
                (1) Resolution of the Board of Directors of Valley Forge Life Insurance Company (the "Company") establishing Valley Forge Life Insurance Company Variable Life Separate Account (the "Variable Account")***
                (2)     Copy of Agreement for Lockbox Services*
                (3)     (a)     Not Applicable
                        (b)     Form of underwriting/distribution agreement
                                between the Company and CNA Investor
                                Services, Inc.****
                        (c)     Schedule of Sales Commissions****
                (4)     Not applicable
                (5)     (a)     Specimen Individual Flexible Premium
                                Variable and Fixed Life Insurance Policy
                                (the "Policy")**
                        (b)     Form of Waiver of Monthly Deduction Rider**
                        (c)     Form of Term Insurance on Spouse Rider**
                        (d)     Form of Term Insurance on Children Rider**

     (6)     (a)     Amended and restated Articles of Incorporation of the
                     Company***
             (b)     By-laws of the Company***
     (7)     Not applicable
     (8)     (a)     Form of participation agreement between The Alger American
                     Fund and the Company*
             (b)     Form of participation agreement between Variable Insurance
                     Products Fund and the Company*
             (c)     Form of participation agreement between Variable Insurance
                     Products Fund II and the Company*
             (d)     Form of participation agreement between MFS Variable
                     Insurance Trust and the Company*
             (e)     Form of participation agreement between SoGen Variable
                     Funds, Inc. and the Company*
             (f)     Form of participation agreement between Van Eck Worldwide
                     Insurance Trust and the Company*
             (g)     Form of participation agreement between Insurance
                     Management Series and the Company*
             (h)     Form of participation agreement between Janus Aspen Series and the Company.
             (i)     Form of participation agreement among the Company, CNA
                     Investor Services, Inc., Lazard Asset Management and Lazard
                     Retirement Series, Inc.
             (j)     Form of participation agreement among Templeton Variable
                     Products Series Fund, Franklin Templeton Distributors, Inc.
                     and the Company.
             (k)     Form of participation agreement among the Company, CNA
                     Investor Services, Inc., Alliance Capital Management L.P.
                     and Alliance Fund Distributors, Inc.
             (l)     Form of participation agreement between the Company and
                     American Century Investment Management, Inc.
             (m)     Form of participation agreement between the Company and
                     Morgan Stanley Dean Witter Universal Funds, Inc.

     (9)     Not applicable
     (10)    Policy Application****
     (11)    Description of issuance, transfer and redemption procedures****

     B.      Not applicable

     C.      Not applicable


2.   Opinion and Consent


3.   Not applicable

4.   Not applicable

5.   Financial Data Schedule (Not Applicable)

6. Opinion and consent as to actuarial matters pertaining to the securities being registered


7.   (a)     Independent Auditors' Consent

--------------------------------------------------------------------------------

* Incorporated by reference to the Form N-4 Registration Statement filed with the Securities and Exchange Commission on September 4, 1996 (File No. 333-1087).

** Incorporated herein by reference to the registrant's initial filing of Form S-6 on March 25, 1996 (File No. 333-01949).

*** Incorporated by reference to the N-4 Registration Statement filed with the Securities and Exchange Commission on February 20, 1996 (File No. 333-1087)

**** Incorporated by reference to the registrant's Pre-effective Amendment No.1 filing on Form S-6 on September 4, 1996 (File No. 333-01949).



                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on this 19th day of April, 2000.


                                           VALLEY FORGE LIFE INSURANCE COMPANY
                                           VARIABLE LIFE SEPARATE ACCOUNT


                                     BY:   VALLEY FORGE LIFE INSURANCE COMPANY,
                                           for its separate account

Attest: /s/G. STEPHEN WASTEK                         By: /s/DAVID L. STONE
         ----------------------                     -------------------------



     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in the capacities and on the dates indicated.



Signature                        Title                                  Date
- --------------------------     ------------------------             --------------------

/s/BERNARD L. HENGESBAUGH        Chief Executive Officer,                4-19-00
- ----------------------------   Chairman of the Board,                 ___________
Bernard L. Hengesbaugh           Director




/s/JONATHAN D. KANTOR            Senior Vice President, Secretary,        4-19-00
- ----------------------------   General Counsel,                       ___________
Jonathan D. Kantor               Director


/s/ROBERT V. DEUTSCH             Chief Financial Officer                  4-19-00
- -------------------------      and Director                           _________
Robert V. Deutsch


                                 Senior Vice President,
/s/THOMAS PONTARELLI                                                      4-19-00
---------------------------      Director                             _____________
Thomas Pontarelli


/s/DONALD P. LOFE, JR.           Group Vice President,                    4-18-00
---------------------------      Director                               _________
Donald P. Lofe, Jr.


/s/JOHN M. SQUAROK               Group Vice President,                    4-17-00
---------------------------      Director                               _________
John M. Squarok









                                    INDEX TO EXHIBITS



EX-99.A.8.(h)     Form of Participation Agreement between Janus Aspen Series and the Company
          (i)     Form of participation agreement among the Company, CNA
                  Investor Services, Inc., Lazard Asset Management and Lazard
                  Retirement Series, Inc.
          (j)     Form of participation agreement among Templeton Variable
                  Products Series Fund, Franklin Templeton Distributors, Inc.
                  and the Company.
          (k)     Form of participation agreement among the Company, CNA
                  Investor Services, Inc., Alliance Capital Management L.P.
                  and Alliance Fund Distributors, Inc.
          (l)     Form of participation agreement between the Company and
                  American Century Investment Management, Inc.
          (m)     Form of participation agreement between the Company and
                  Morgan Stanley Dean Witter Universal Funds, Inc.


EX-99.C.2.    Opinion and Consent

EX-99.C.6.    Actuarial Opinion and Consent

EX-99.C.7.a   Independent Auditors' Consent